UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	3/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives Disciplined Long Short Fund
March 31, 2018

AC Alternatives Disciplined Long Short - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 101.8%
Aerospace and Defense — 3.5%
Boeing Co. (The)(1)	585	191,809
Curtiss-Wright Corp.(1)	4,641	626,860
General Dynamics Corp.(1)	3,191	704,892
Hexcel Corp.	2,198	141,969
		1,665,530
Auto Components — 0.4%
Visteon Corp.(2)	1,734	191,156
Automobiles — 0.1%
Winnebago Industries, Inc.	741	27,862
Banks — 4.3%
Central Pacific Financial Corp.(1)	20,217	575,376
First Financial Northwest, Inc.	8,532	142,911
Franklin Financial Network, Inc.(1)(2)	11,369	370,629
MB Financial, Inc.(1)	5,719	231,505
RBB Bancorp(1)	12,059	317,996
West Bancorporation, Inc.(1)	15,247	390,323
		2,028,740
Beverages — 0.1%
PepsiCo, Inc.	645	70,402
Biotechnology — 4.1%
AbbVie, Inc.(1)	3,113	294,646
Alexion Pharmaceuticals, Inc.(2)	1,782	198,622
Amgen, Inc.(1)	2,669	455,011
Biogen, Inc.(2)	889	243,426
Calithera Biosciences, Inc.(2)	4,617	29,087
Celgene Corp.(1)(2)	2,816	251,215
ChemoCentryx, Inc.(2)	3,192	43,411
Conatus Pharmaceuticals, Inc.(2)	3,824	22,447
CytomX Therapeutics, Inc.(2)	1,954	55,591
Exelixis, Inc.(2)	3,410	75,532
Genomic Health, Inc.(2)	1,984	62,079
Pieris Pharmaceuticals, Inc.(2)	3,321	22,649
Protagonist Therapeutics, Inc.(2)	1,163	9,990
Regeneron Pharmaceuticals, Inc.(1)(2)	503	173,213
		1,936,919
Building Products — 0.1%
Caesarstone Ltd.	1,505	29,573
Trex Co., Inc.(2)	307	33,393
		62,966
Capital Markets — 2.0%
BrightSphere Investment Group plc	5,959	93,914
Evercore, Inc., Class A	1,400	122,080
Investment Technology Group, Inc.	4,702	92,818

Piper Jaffray Cos.	968	80,392
S&P Global, Inc.(1)	2,379	454,532
SEI Investments Co.	944	70,715
Silvercrest Asset Management Group, Inc., Class A	2,262	34,382
		948,833
Chemicals — 3.9%
A. Schulman, Inc.(1)	3,568	153,424
Air Products & Chemicals, Inc.	183	29,102
FMC Corp.(1)	1,944	148,852
Huntsman Corp.(1)	6,704	196,092
Kraton Corp.(2)	504	24,046
PPG Industries, Inc.(1)	4,775	532,890
Stepan Co.(1)	3,382	281,315
Valhi, Inc.	4,403	26,682
WR Grace & Co.(1)	7,565	463,205
		1,855,608
Commercial Services and Supplies — 2.4%
Brady Corp., Class A	4,389	163,051
Herman Miller, Inc.	1,371	43,804
Interface, Inc.	2,910	73,332
Kimball International, Inc., Class B(1)	13,321	226,990
McGrath RentCorp(1)	4,532	243,323
MSA Safety, Inc.(1)	2,879	239,648
Quad/Graphics, Inc.	2,511	63,654
RR Donnelley & Sons Co.	10,777	94,083
		1,147,885
Communications Equipment — 0.8%
ARRIS International plc(2)	4,312	114,570
F5 Networks, Inc.(1)(2)	1,563	226,025
Palo Alto Networks, Inc.(2)	236	42,839
		383,434
Construction and Engineering — 0.7%
EMCOR Group, Inc.	2,029	158,120
Primoris Services Corp.	7,250	181,105
		339,225
Consumer Finance — 0.1%
Enova International, Inc.(2)	3,267	72,037
Diversified Consumer Services — 1.6%
Cambium Learning Group, Inc.(1)(2)	23,378	261,834
Grand Canyon Education, Inc.(1)(2)	2,295	240,791
H&R Block, Inc.	8,264	209,988
Liberty Tax, Inc.	3,707	37,441
		750,054
Diversified Financial Services — 0.4%
Leucadia National Corp.	5,710	129,788
Marlin Business Services Corp.	1,756	49,783
		179,571
Diversified Telecommunication Services — 0.4%
Ooma, Inc.(2)	6,688	72,899

Vonage Holdings Corp.(2)	8,954	95,360
		168,259
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	3,466	137,773
Generac Holdings, Inc.(2)	4,454	204,483
Sensata Technologies Holding plc(2)	690	35,763
		378,019
Electronic Equipment, Instruments and Components — 1.0%
Coherent, Inc.(2)	463	86,766
Trimble, Inc.(2)	1,104	39,612
VeriFone Systems, Inc.(2)	2,087	32,098
Zebra Technologies Corp., Class A(1)(2)	2,465	343,103
		501,579
Energy Equipment and Services — 1.4%
Halliburton Co.(1)	14,396	675,748
Equity Real Estate Investment Trusts (REITs) — 2.3%
PotlatchDeltic Corp.(1)	16,409	854,088
PS Business Parks, Inc.(1)	2,123	239,984
		1,094,072
Food Products — 0.9%
Hershey Co. (The)(1)	4,517	447,002
Health Care Equipment and Supplies — 4.5%
Analogic Corp.(1)	4,136	396,642
Atrion Corp.	107	67,549
Boston Scientific Corp.(2)	916	25,025
Cooper Cos., Inc. (The)	104	23,796
Edwards Lifesciences Corp.(1)(2)	3,065	427,629
Globus Medical, Inc., Class A(1)(2)	6,863	341,915
Hill-Rom Holdings, Inc.(1)	2,381	207,147
Intuitive Surgical, Inc.(2)	477	196,920
ResMed, Inc.	245	24,125
STAAR Surgical Co.(2)	2,793	41,336
Varian Medical Systems, Inc.(1)(2)	1,660	203,599
Zimmer Biomet Holdings, Inc.	1,714	186,895
		2,142,578
Health Care Providers and Services — 3.4%
Cigna Corp.(1)	2,709	454,408
Express Scripts Holding Co.(2)	395	27,286
Humana, Inc.(1)	829	222,860
Tivity Health, Inc.(2)	866	34,337
UnitedHealth Group, Inc.(1)	3,977	851,078
WellCare Health Plans, Inc.(2)	279	54,023
		1,643,992
Health Care Technology — 0.4%
Cerner Corp.(2)	1,323	76,734
HealthStream, Inc.	3,677	91,300
		168,034
Hotels, Restaurants and Leisure — 3.7%
Choice Hotels International, Inc.	361	28,934

Hilton Grand Vacations, Inc.(1)(2)	11,875	510,863
Las Vegas Sands Corp.(1)	8,049	578,723
Marriott International, Inc., Class A(1)	1,930	262,441
Vail Resorts, Inc.	760	168,492
Wynn Resorts Ltd.	1,081	197,131
		1,746,584
Household Durables — 1.5%
iRobot Corp.(2)	774	49,683
PulteGroup, Inc.(1)	5,381	158,686
Toll Brothers, Inc.(1)	11,289	488,249
		696,618
Household Products — 1.6%
Kimberly-Clark Corp.(1)	5,522	608,138
Spectrum Brands Holdings, Inc.(1)	1,659	172,038
		780,176
Independent Power and Renewable Electricity Producers — 0.8%
NRG Energy, Inc.(1)	12,365	377,504
Industrial Conglomerates — 0.8%
3M Co.	1,333	292,620
Honeywell International, Inc.	572	82,660
		375,280
Insurance — 3.5%
Allstate Corp. (The)(1)	7,098	672,891
Assurant, Inc.(1)	4,757	434,837
Infinity Property & Casualty Corp.(1)	4,718	558,611
		1,666,339
Internet and Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)(2)	607	878,535
Nutrisystem, Inc.	2,662	71,741
		950,276
Internet Software and Services — 3.9%
Alphabet, Inc., Class A(1)(2)	803	832,823
Care.com, Inc.(2)	6,975	113,483
CommerceHub, Inc.(2)	2,726	61,308
Endurance International Group Holdings, Inc.(2)	3,054	22,600
Facebook, Inc., Class A(1)(2)	3,712	593,140
LogMeIn, Inc.	857	99,026
SPS Commerce, Inc.(2)	495	31,715
Stamps.com, Inc.(2)	135	27,142
Twitter, Inc.(2)	2,169	62,923
		1,844,160
IT Services — 2.8%
Acxiom Corp.(1)(2)	5,564	126,358
CSG Systems International, Inc.(1)	7,743	350,680
First Data Corp., Class A(2)	3,218	51,488
International Business Machines Corp.(1)	1,483	227,537
MasterCard, Inc., Class A	386	67,612
Syntel, Inc.(2)	895	22,849
Total System Services, Inc.(1)	4,752	409,908

Unisys Corp.(2)	5,818	62,544
		1,318,976
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.	469	31,376
Machinery — 6.0%
Allison Transmission Holdings, Inc.	3,632	141,866
Caterpillar, Inc.(1)	3,803	560,486
Cummins, Inc.(1)	1,275	206,665
Graco, Inc.	2,368	108,265
Harsco Corp.(2)	8,332	172,056
Hillenbrand, Inc.	1,063	48,792
Ingersoll-Rand plc(1)	9,355	799,946
Toro Co. (The)(1)	10,647	664,905
Watts Water Technologies, Inc., Class A	1,985	154,234
		2,857,215
Media — 0.8%
DISH Network Corp., Class A(2)	5,593	211,919
Entravision Communications Corp., Class A	26,776	125,847
tronc, Inc.(2)	3,140	51,559
		389,325
Multiline Retail — 0.3%
Dollar Tree, Inc.(2)	1,561	148,139
Oil, Gas and Consumable Fuels — 1.1%
Continental Resources, Inc.(2)	2,495	147,080
Evolution Petroleum Corp.(1)	42,175	339,509
Isramco, Inc.(2)	249	25,846
Westmoreland Coal Co.(2)	58,504	23,987
		536,422
Paper and Forest Products — 0.6%
Louisiana-Pacific Corp.(1)	10,758	309,508
Personal Products — 0.3%
Nu Skin Enterprises, Inc., Class A	2,237	164,889
Pharmaceuticals — 5.3%
Allergan plc(1)	1,927	324,295
Bristol-Myers Squibb Co.	6,241	394,743
Depomed, Inc.(2)	4,672	30,788
Eli Lilly & Co.(1)	5,443	421,125
Horizon Pharma plc(2)	4,078	57,908
Johnson & Johnson(1)	3,786	485,176
Merck & Co., Inc.(1)	12,770	695,582
Zoetis, Inc.	1,373	114,659
		2,524,276
Professional Services — 2.6%
ASGN, Inc.(2)	2,245	183,821
Dun & Bradstreet Corp. (The)(1)	2,784	325,728
Insperity, Inc.	2,969	206,494
Robert Half International, Inc.(1)	7,687	445,000
TrueBlue, Inc.(2)	2,833	73,375
		1,234,418

Road and Rail — 0.3%
ArcBest Corp.	1,106	35,447
Avis Budget Group, Inc.(2)	2,490	116,632
		152,079
Semiconductors and Semiconductor Equipment — 5.0%
Advanced Energy Industries, Inc.(2)	615	39,298
Applied Materials, Inc.(1)	7,704	428,419
Cabot Microelectronics Corp.	988	105,825
Intel Corp.(1)	9,366	487,781
KLA-Tencor Corp.	791	86,227
Lam Research Corp.(1)	2,138	434,356
MKS Instruments, Inc.	866	100,153
NVIDIA Corp.	975	225,800
ON Semiconductor Corp.(2)	1,268	31,015
Qorvo, Inc.(2)	306	21,558
Rudolph Technologies, Inc.(2)	3,084	85,427
Skyworks Solutions, Inc.	333	33,387
Teradyne, Inc.	1,085	49,595
Texas Instruments, Inc.	2,268	235,623
		2,364,464
Software — 10.1%
Activision Blizzard, Inc.(1)	6,126	413,260
Adobe Systems, Inc.(1)(2)	2,923	631,602
Aspen Technology, Inc.(1)(2)	2,947	232,489
Cadence Design Systems, Inc.(1)(2)	6,118	224,959
Electronic Arts, Inc.(2)	1,637	198,470
Fair Isaac Corp.	1,097	185,799
Fortinet, Inc.(2)	933	49,990
Imperva, Inc.(2)	900	38,970
Intuit, Inc.	344	59,632
Manhattan Associates, Inc.(2)	729	30,531
Microsoft Corp.(1)	9,457	863,140
Oracle Corp. (New York)(1)	10,968	501,786
Progress Software Corp.(1)	4,920	189,174
Red Hat, Inc.(1)(2)	1,355	202,586
Rosetta Stone, Inc.(2)	1,970	25,906
salesforce.com, Inc.(2)	2,127	247,370
Symantec Corp.	1,073	27,737
Synopsys, Inc.(1)(2)	4,931	410,456
Verint Systems, Inc.(2)	3,214	136,916
VMware, Inc., Class A(2)	861	104,414
Zendesk, Inc.(2)	578	27,669
Zix Corp.(2)	7,216	30,812
		4,833,668
Specialty Retail — 1.2%
Asbury Automotive Group, Inc.(2)	351	23,693
Burlington Stores, Inc.(2)	191	25,432
Ross Stores, Inc.(1)	3,425	267,081
Sleep Number Corp.(2)	3,597	126,435

Tailored Brands, Inc.	5,106	127,956
		570,597
Technology Hardware, Storage and Peripherals — 2.2%
Apple, Inc.(1)	4,771	800,479
NetApp, Inc.	1,886	116,347
Western Digital Corp.	1,414	130,470
		1,047,296
Textiles, Apparel and Luxury Goods — 1.8%
Columbia Sportswear Co.	329	25,145
Deckers Outdoor Corp.(1)(2)	4,894	440,607
Michael Kors Holdings Ltd.(2)	3,739	232,117
Oxford Industries, Inc.	895	66,731
VF Corp.	972	72,045
		836,645
Thrifts and Mortgage Finance — 2.7%
Charter Financial Corp.(1)	39,384	803,040
Merchants Bancorp	3,787	81,420
Meta Financial Group, Inc.	1,603	175,048
Nationstar Mortgage Holdings, Inc.(1)(2)	13,332	239,443
		1,298,951
Trading Companies and Distributors — 0.2%
Rush Enterprises, Inc., Class A(2)	798	33,907
Rush Enterprises, Inc., Class B(2)	2,008	81,083
		114,990
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(1)(2)	8,015	489,236
TOTAL COMMON STOCKS (Cost $42,016,298)		48,538,912
TEMPORARY CASH INVESTMENTS — 53.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $14,128,762), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $13,822,566)		13,820,339
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $11,755,572), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $11,521,947)		11,521,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,882	12,882
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,354,221)		25,354,221
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 155.0% (Cost $67,370,519)		73,893,133
COMMON STOCKS SOLD SHORT — (54.4)%
Aerospace and Defense — (1.4)%
BWX Technologies, Inc.	(6,658)	(422,983)
Huntington Ingalls Industries, Inc.	(470)	(121,147)
Kratos Defense & Security Solutions, Inc.	(13,718)	(141,158)
		(685,288)
Air Freight and Logistics — (1.7)%
Air Transport Services Group, Inc.	(5,378)	(125,415)
CH Robinson Worldwide, Inc.	(7,163)	(671,245)
		(796,660)
Airlines — (0.6)%
Allegiant Travel Co.	(1,656)	(285,743)

Auto Components — (1.2)%
Motorcar Parts of America, Inc.	(5,896)	(126,351)
Standard Motor Products, Inc.	(9,220)	(438,596)
		(564,947)
Banks — (4.8)%
Allegiance Bancshares, Inc.	(1,153)	(45,140)
FB Financial Corp.	(6,752)	(274,064)
Green Bancorp, Inc.	(3,703)	(82,392)
HarborOne Bancorp, Inc.	(14,623)	(258,242)
Home BancShares, Inc.	(11,893)	(271,279)
Howard Bancorp, Inc.	(7,143)	(141,431)
LegacyTexas Financial Group, Inc.	(1,906)	(81,615)
Pinnacle Financial Partners, Inc.	(11,068)	(710,566)
Signature Bank	(994)	(141,098)
Texas Capital Bancshares, Inc.	(3,329)	(299,277)
		(2,305,104)
Beverages — (0.1)%
Dr Pepper Snapple Group, Inc.	(203)	(24,031)
Biotechnology — (3.0)%
Acceleron Pharma, Inc.	(1,171)	(45,786)
Aimmune Therapeutics, Inc.	(1,646)	(52,392)
Alnylam Pharmaceuticals, Inc.	(517)	(61,575)
Audentes Therapeutics, Inc.	(1,843)	(55,382)
Avexis, Inc.	(2,952)	(364,808)
Bluebird Bio, Inc.	(300)	(51,225)
Blueprint Medicines Corp.	(2,176)	(199,539)
Esperion Therapeutics, Inc.	(1,776)	(128,458)
FibroGen, Inc.	(850)	(39,270)
Global Blood Therapeutics, Inc.	(977)	(47,189)
Insmed, Inc.	(1,806)	(40,671)
Loxo Oncology, Inc.	(1,040)	(119,985)
Natera, Inc.	(4,274)	(39,620)
Repligen Corp.	(2,813)	(101,775)
Sage Therapeutics, Inc.	(328)	(52,831)
Sarepta Therapeutics, Inc.	(390)	(28,895)
		(1,429,401)
Building Products — (1.4)%
AAON, Inc.	(12,084)	(471,276)
Insteel Industries, Inc.	(7,405)	(204,600)
		(675,876)
Capital Markets — (3.5)%
Cboe Global Markets, Inc.	(1,400)	(159,740)
Charles Schwab Corp. (The)	(5,119)	(267,314)
Cohen & Steers, Inc.	(729)	(29,641)
Eaton Vance Corp.	(6,964)	(387,686)
LPL Financial Holdings, Inc.	(4,221)	(257,776)
MarketAxess Holdings, Inc.	(529)	(115,026)
T Rowe Price Group, Inc.	(2,068)	(223,282)
TD Ameritrade Holding Corp.	(1,030)	(61,007)

Virtus Investment Partners, Inc.	(1,406)	(174,063)
		(1,675,535)
Chemicals — (0.8)%
Albemarle Corp.	(494)	(45,814)
DowDuPont, Inc.	(3,293)	(209,797)
Ecolab, Inc.	(518)	(71,002)
NewMarket Corp.	(58)	(23,298)
Sherwin-Williams Co. (The)	(61)	(23,919)
		(373,830)
Commercial Services and Supplies — (1.6)%
Covanta Holding Corp.	(2,213)	(32,088)
Healthcare Services Group, Inc.	(12,024)	(522,804)
InnerWorkings, Inc.	(4,781)	(43,268)
Multi-Color Corp.	(2,335)	(154,227)
		(752,387)
Construction and Engineering — (0.7)%
Great Lakes Dredge & Dock Corp.	(19,829)	(91,214)
MYR Group, Inc.	(8,220)	(253,340)
		(344,554)
Consumer Finance — (0.1)%
PRA Group, Inc.	(836)	(31,768)
Distributors — (0.3)%
Core-Mark Holding Co., Inc.	(7,162)	(152,264)
Diversified Consumer Services — (0.5)%
Bright Horizons Family Solutions, Inc.	(834)	(83,166)
Service Corp., International	(4,367)	(164,811)
		(247,977)
Diversified Telecommunication Services — (0.4)%
Zayo Group Holdings, Inc.	(5,339)	(182,380)
Electrical Equipment — (0.4)%
AZZ, Inc.	(3,250)	(142,025)
General Cable Corp.	(1,640)	(48,544)
		(190,569)
Electronic Equipment, Instruments and Components — (1.2)%
II-VI, Inc.	(5,552)	(227,077)
Napco Security Technologies, Inc.	(18,611)	(217,749)
Novanta, Inc.	(2,157)	(112,487)
		(557,313)
Equity Real Estate Investment Trusts (REITs) — (2.2)%
Crown Castle International Corp.	(4,522)	(495,656)
Digital Realty Trust, Inc.	(3,066)	(323,095)
Equinix, Inc.	(466)	(194,853)
Taubman Centers, Inc.	(628)	(35,740)
		(1,049,344)
Food and Staples Retailing — (0.4)%
PriceSmart, Inc.	(2,450)	(204,697)
Food Products — (0.5)%
Farmer Brothers Co.	(7,462)	(225,352)

Gas Utilities — (0.2)%
Chesapeake Utilities Corp.	(1,749)	(123,042)
Health Care Equipment and Supplies — (2.2)%
AxoGen, Inc.	(1,548)	(56,502)
CryoLife, Inc.	(8,058)	(161,563)
Insulet Corp.	(2,498)	(216,527)
Integra LifeSciences Holdings Corp.	(6,916)	(382,731)
iRhythm Technologies, Inc.	(2,615)	(164,614)
Oxford Immunotec Global plc	(4,444)	(55,328)
		(1,037,265)
Health Care Providers and Services — (1.4)%
Henry Schein, Inc.	(4,873)	(327,514)
National Research Corp., Class A	(3,194)	(93,425)
R1 RCM, Inc.	(26,826)	(191,538)
US Physical Therapy, Inc.	(444)	(36,097)
		(648,574)
Health Care Technology — (0.1)%
Evolent Health, Inc., Class A	(4,823)	(68,728)
Hotels, Restaurants and Leisure — (1.5)%
Aramark	(4,538)	(179,523)
Chuy's Holdings, Inc.	(3,947)	(103,411)
Drive Shack, Inc.	(20,499)	(97,985)
Planet Fitness, Inc., Class A	(975)	(36,826)
Potbelly Corp.	(7,775)	(93,689)
RCI Hospitality Holdings, Inc.	(4,080)	(115,831)
Red Rock Resorts, Inc., Class A	(1,181)	(34,580)
Wendy's Co. (The)	(2,260)	(39,663)
		(701,508)
Household Durables — (1.1)%
Cavco Industries, Inc.	(3,076)	(534,455)
Household Products — (0.4)%
WD-40 Co.	(1,665)	(219,280)
Insurance — (3.0)%
American International Group, Inc.	(1,441)	(78,419)
Arch Capital Group Ltd.	(6,275)	(537,077)
Arthur J Gallagher & Co.	(1,079)	(74,160)
Aspen Insurance Holdings Ltd.	(1,423)	(63,822)
Kinsale Capital Group, Inc.	(1,553)	(79,715)
Marsh & McLennan Cos., Inc.	(2,714)	(224,149)
RLI Corp.	(5,833)	(369,754)
		(1,427,096)
Internet and Direct Marketing Retail — (0.5)%
Gaia, Inc.	(9,739)	(150,955)
Wayfair, Inc., Class A	(1,102)	(74,418)
		(225,373)
Internet Software and Services — (0.9)%
2U, Inc.	(4,994)	(419,646)
GTT Communications, Inc.	(445)	(25,231)
		(444,877)

IT Services — (3.8)%
Gartner, Inc.	(5,544)	(652,085)
Genpact Ltd.	(10,666)	(341,205)
Switch, Inc., Class A	(2,021)	(32,154)
WEX, Inc.	(5,067)	(793,594)
		(1,819,038)
Life Sciences Tools and Services — (0.2)%
NeoGenomics, Inc.	(10,607)	(86,553)
Machinery — (3.8)%
Albany International Corp., Class A	(2,180)	(136,686)
CIRCOR International, Inc.	(4,478)	(191,031)
Evoqua Water Technologies Corp.	(5,105)	(108,685)
John Bean Technologies Corp.	(5,737)	(650,576)
Middleby Corp. (The)	(1,784)	(220,841)
Mueller Industries, Inc.	(4,766)	(124,679)
NN, Inc.	(3,259)	(78,216)
Omega Flex, Inc.	(1,619)	(105,397)
REV Group, Inc.	(2,710)	(56,260)
Sun Hydraulics Corp.	(2,594)	(138,935)
		(1,811,306)
Media — (1.7)%
Entercom Communications Corp., Class A	(4,846)	(46,764)
Live Nation Entertainment, Inc.	(2,979)	(125,535)
Loral Space & Communications, Inc.	(5,753)	(239,613)
New York Times Co. (The)	(5,173)	(124,669)
Reading International, Inc., Class A	(15,334)	(255,311)
		(791,892)
Oil, Gas and Consumable Fuels — (0.7)%
Cheniere Energy, Inc.	(859)	(45,914)
Diamondback Energy, Inc.	(320)	(40,486)
Matador Resources Co.	(2,506)	(74,955)
Parsley Energy, Inc., Class A	(5,881)	(170,490)
		(331,845)
Personal Products — (0.3)%
Coty, Inc., Class A	(6,892)	(126,124)
Pharmaceuticals — (0.4)%
Aerie Pharmaceuticals, Inc.	(1,421)	(77,089)
Paratek Pharmaceuticals, Inc.	(2,193)	(28,509)
Prestige Brands Holdings, Inc.	(940)	(31,697)
Zogenix, Inc.	(1,675)	(67,084)
		(204,379)
Professional Services — (0.1)%
Verisk Analytics, Inc.	(353)	(36,712)
Road and Rail — (0.7)%
Knight-Swift Transportation Holdings, Inc.	(7,107)	(326,993)
Semiconductors and Semiconductor Equipment — (0.8)%
Integrated Device Technology, Inc.	(8,092)	(247,292)
NVE Corp.	(886)	(73,635)

PDF Solutions, Inc.	(6,230)	(72,642)
		(393,569)
Software — (0.4)%
8x8, Inc.	(5,109)	(95,283)
Ellie Mae, Inc.	(969)	(89,090)
		(184,373)
Specialty Retail — (0.8)%
At Home Group, Inc.	(2,215)	(70,969)
Murphy USA, Inc.	(1,284)	(93,475)
National Vision Holdings, Inc.	(795)	(25,686)
Winmark Corp.	(1,636)	(213,989)
		(404,119)
Technology Hardware, Storage and Peripherals — (0.5)%
USA Technologies, Inc.	(26,839)	(241,551)
Textiles, Apparel and Luxury Goods — (0.5)%
NIKE, Inc., Class B	(3,442)	(228,686)
Thrifts and Mortgage Finance — (0.2)%
Western New England Bancorp, Inc.	(9,368)	(99,769)
Trading Companies and Distributors — (1.2)%
DXP Enterprises, Inc.	(1,219)	(47,480)
Lawson Products, Inc.	(1,425)	(35,981)
SiteOne Landscape Supply, Inc.	(5,166)	(397,989)
Veritiv Corp.	(2,383)	(93,414)
		(574,864)
Water Utilities — (0.1)%
California Water Service Group	(1,275)	(47,494)
Wireless Telecommunication Services — (0.1)%
Shenandoah Telecommunications Co.	(907)	(32,652)
TOTAL COMMON STOCKS SOLD SHORT — (54.4)% (Proceeds $24,455,184)		(25,927,137)
OTHER ASSETS AND LIABILITIES — (0.6)%		(296,268)
TOTAL NET ASSETS — 100.0%		$47,669,728

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $32,694,099.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	48,538,912	—	—
Temporary Cash Investments	12,882	25,341,339	—
	48,551,794	25,341,339	—
Liabilities
Securities Sold Short
Common Stocks	25,927,137	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Equity Market Neutral Fund
March 31, 2018

AC Alternatives Equity Market Neutral - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.5%
Aerospace and Defense — 2.8%
Arconic, Inc.	3,053	70,341
Boeing Co. (The)	1,221	400,341
Curtiss-Wright Corp.(1)	6,498	877,685
Esterline Technologies Corp.(2)	5,098	372,919
General Dynamics Corp.	3,362	742,666
Moog, Inc., Class A(2)	4,132	340,518
		2,804,470
Air Freight and Logistics — 0.5%
Royal Mail plc	62,819	476,635
Airlines — 0.2%
Air France-KLM(2)	20,685	229,810
Auto Components — 0.8%
TS Tech Co. Ltd.	1,300	51,651
Visteon Corp.(2)	6,275	691,756
		743,407
Automobiles — 0.5%
Peugeot SA	19,188	462,090
Banks — 6.5%
Bank of America Corp.(1)	30,015	900,150
Fifth Third Bancorp(1)	27,709	879,761
First Citizens BancShares, Inc., Class A	1,716	709,120
First Hawaiian, Inc.	26,709	743,311
Huntington Bancshares, Inc.	13,873	209,482
International Bancshares Corp.	5,869	228,304
JPMorgan Chase & Co.(1)	7,981	877,671
Regions Financial Corp.	12,030	223,517
SunTrust Banks, Inc.(1)	11,525	784,161
U.S. Bancorp(1)	15,431	779,266
United Overseas Bank Ltd.	5,400	113,259
		6,448,002
Biotechnology — 1.4%
AbbVie, Inc.	2,014	190,625
Alexion Pharmaceuticals, Inc.(2)	2,287	254,909
Amgen, Inc.	1,447	246,685
Biogen, Inc.(2)	691	189,210
Celgene Corp.(2)	2,805	250,234
Regeneron Pharmaceuticals, Inc.(2)	690	237,608
		1,369,271
Building Products — 0.1%
Trex Co., Inc.(2)	775	84,297
Capital Markets — 4.1%
3i Group plc	4,038	48,665
BGC Partners, Inc., Class A	10,525	141,561
Evercore, Inc., Class A	8,380	730,736
Houlihan Lokey, Inc., Class A	5,950	265,370
Investec plc	13,026	100,615
MSCI, Inc.(1)	5,991	895,475

Nasdaq, Inc.(1)	11,208	966,354
S&P Global, Inc.	4,005	765,195
SEI Investments Co.	1,889	141,505
		4,055,476
Chemicals — 4.6%
Chemours Co. (The)	15,306	745,555
Covestro AG	981	96,561
Eastman Chemical Co.	6,764	714,143
FMC Corp.	5,198	398,011
Huntsman Corp.(1)	25,929	758,423
PPG Industries, Inc.(1)	6,956	776,290
Scotts Miracle-Gro Co. (The)	3,205	274,829
WR Grace & Co.	12,160	744,557
		4,508,369
Commercial Services and Supplies — 2.4%
Herman Miller, Inc.	20,533	656,029
MSA Safety, Inc.(1)	10,229	851,462
Pitney Bowes, Inc.	68,058	741,152
Tetra Tech, Inc.	3,301	161,584
		2,410,227
Communications Equipment — 1.3%
ARRIS International plc(2)	11,262	299,231
Ciena Corp.(2)	15,067	390,235
F5 Networks, Inc.(2)	4,383	633,826
		1,323,292
Construction and Engineering — 0.8%
Penta-Ocean Construction Co. Ltd.	105,400	777,943
Consumer Finance — 1.6%
American Express Co.	3,140	292,899
OneMain Holdings, Inc.(1)(2)	26,422	791,075
Synchrony Financial	15,166	508,516
		1,592,490
Containers and Packaging — 1.0%
Berry Global Group, Inc.(2)	6,185	339,000
Greif, Inc., Class A	12,279	641,578
		980,578
Diversified Consumer Services — 2.6%
Adtalem Global Education, Inc.(1)(2)	17,861	849,290
Graham Holdings Co., Class B	989	595,625
Grand Canyon Education, Inc.(1)(2)	7,638	801,379
H&R Block, Inc.	11,209	284,821
		2,531,115
Diversified Telecommunication Services — 0.5%
Telenor ASA	23,504	534,586
Electric Utilities — 1.6%
FirstEnergy Corp.(1)	25,155	855,522
Portland General Electric Co.	18,420	746,194
		1,601,716
Electronic Equipment, Instruments and Components — 2.0%
Coherent, Inc.(2)	1,056	197,895
Jabil, Inc.	17,243	495,391
Vishay Intertechnology, Inc.	26,262	488,473

Zebra Technologies Corp., Class A(2)	5,398	751,348
		1,933,107
Energy Equipment and Services — 1.5%
Diamond Offshore Drilling, Inc.(2)	50,802	744,758
Halliburton Co.	15,962	749,256
		1,494,014
Equity Real Estate Investment Trusts (REITs) — 3.3%
Forest City Realty Trust, Inc., Class A	36,052	730,413
Park Hotels & Resorts, Inc.	15,790	426,646
Piedmont Office Realty Trust, Inc., Class A	39,345	692,079
PotlatchDeltic Corp.(1)	17,988	936,275
PS Business Parks, Inc.	1,546	174,760
Weingarten Realty Investors	5,716	160,505
Weyerhaeuser Co.	4,749	166,215
		3,286,893
Food and Staples Retailing — 0.9%
cocokara fine, Inc.	11,500	799,635
CVS Health Corp.	1,469	91,387
		891,022
Food Products — 0.8%
Hershey Co. (The)	4,986	493,415
Sanderson Farms, Inc.	1,602	190,670
TreeHouse Foods, Inc.(2)	3,601	137,810
		821,895
Health Care Equipment and Supplies — 4.6%
Cooper Cos., Inc. (The)	2,417	553,034
Edwards Lifesciences Corp.(2)	4,401	614,027
Globus Medical, Inc., Class A(2)	12,858	640,586
Hill-Rom Holdings, Inc.(1)	11,253	979,011
Masimo Corp.(1)(2)	5,422	476,865
Varian Medical Systems, Inc.(2)	3,845	471,589
Zimmer Biomet Holdings, Inc.	7,289	794,792
		4,529,904
Health Care Providers and Services — 1.4%
Cigna Corp.	2,206	370,035
Express Scripts Holding Co.(2)	8,452	583,864
UnitedHealth Group, Inc.	1,855	396,970
		1,350,869
Health Care Technology — 0.8%
Cerner Corp.(2)	12,892	747,736
Hotels, Restaurants and Leisure — 5.0%
Choice Hotels International, Inc.	8,838	708,366
Hilton Grand Vacations, Inc.(1)(2)	18,495	795,655
International Game Technology plc	11,548	308,678
Las Vegas Sands Corp.(1)	13,130	944,047
Marriott International, Inc., Class A	552	75,061
Royal Caribbean Cruises Ltd.(1)	4,577	538,896
Sands China Ltd.	89,200	484,356
Wyndham Worldwide Corp.	6,411	733,611
Wynn Resorts Ltd.	1,734	316,212
		4,904,882
Household Durables — 2.3%
Electrolux AB, Series B	4,933	155,230

Haseko Corp.	50,400	777,302
iRobot Corp.(2)	8,711	559,159
PulteGroup, Inc.	1,703	50,221
Toll Brothers, Inc.	15,667	677,598
		2,219,510
Household Products — 1.2%
Energizer Holdings, Inc.	3,404	202,810
Kimberly-Clark Corp.	7,212	794,258
Spectrum Brands Holdings, Inc.	1,489	154,409
		1,151,477
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	48,301	549,182
NRG Energy, Inc.	3,657	111,648
		660,830
Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.(1)	3,475	362,825
Honeywell International, Inc.	4,307	622,404
		985,229
Insurance — 4.2%
Allstate Corp. (The)	7,530	713,844
Assurant, Inc.	8,395	767,387
First American Financial Corp.	13,225	776,043
Hartford Financial Services Group, Inc. (The)	10,728	552,707
Principal Financial Group, Inc.	10,350	630,418
Torchmark Corp.	8,710	733,121
		4,173,520
Internet and Direct Marketing Retail — 0.4%
Amazon.com, Inc.(2)	261	377,756
Internet Software and Services — 1.3%
Alphabet, Inc., Class A(2)	657	681,401
Facebook, Inc., Class A(2)	2,421	386,851
LogMeIn, Inc.	1,716	198,284
		1,266,536
IT Services — 0.9%
Total System Services, Inc.(1)	10,770	929,020
Life Sciences Tools and Services — 0.8%
ICON plc(2)	6,750	797,445
Machinery — 5.2%
AGCO Corp.	7,309	473,989
Allison Transmission Holdings, Inc.(1)	21,017	820,924
Hillenbrand, Inc.	5,763	264,522
Ingersoll-Rand plc	8,743	747,614
Oshkosh Corp.	9,169	708,488
Terex Corp.	20,085	751,380
Toro Co. (The)(1)	14,063	878,234
Woodward, Inc.	6,961	498,825
		5,143,976
Media — 0.4%
ProSiebenSat.1 Media SE	11,736	407,050
Metals and Mining — 0.1%
Tahoe Resources, Inc.	14,168	66,448
Multiline Retail — 0.3%
Next plc	3,979	265,934

Oil, Gas and Consumable Fuels — 4.5%
Aker BP ASA	29,278	791,991
Chevron Corp.	2,263	258,073
ConocoPhillips	3,618	214,511
HollyFrontier Corp.	15,847	774,284
Newfield Exploration Co.(2)	2,776	67,790
PBF Energy, Inc., Class A(1)	25,520	865,128
Southwestern Energy Co.(2)	170,510	738,308
Whitehaven Coal Ltd.	219,374	758,823
		4,468,908
Paper and Forest Products — 0.9%
Louisiana-Pacific Corp.(1)	31,822	915,519
Personal Products — 1.7%
Edgewell Personal Care Co.(2)	15,650	764,033
Nu Skin Enterprises, Inc., Class A(1)	12,901	950,933
		1,714,966
Pharmaceuticals — 0.8%
Allergan plc	1,520	255,801
Horizon Pharma plc(2)	17,797	252,717
Merck & Co., Inc.	4,248	231,389
		739,907
Professional Services — 2.7%
ASGN, Inc.(1)(2)	9,872	808,319
Dun & Bradstreet Corp. (The)	6,333	740,961
Robert Half International, Inc.	13,089	757,722
TriNet Group, Inc.(2)	7,165	331,883
		2,638,885
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.	1,530	267,199
Road and Rail — 0.5%
Kansas City Southern	4,928	541,341
Semiconductors and Semiconductor Equipment — 2.8%
Advanced Energy Industries, Inc.(2)	1,059	67,670
Applied Materials, Inc.	9,109	506,552
Cirrus Logic, Inc.(2)	2,278	92,555
KLA-Tencor Corp.	3,631	395,815
Microsemi Corp.(2)	8,731	565,071
MKS Instruments, Inc.	5,288	611,557
Skyworks Solutions, Inc.	5,635	564,965
		2,804,185
Software — 2.8%
ANSYS, Inc.(2)	1,129	176,903
Aspen Technology, Inc.(2)	7,285	574,714
Cadence Design Systems, Inc.(2)	15,050	553,388
Electronic Arts, Inc.(2)	2,073	251,330
Red Hat, Inc.(2)	2,114	316,064
Synopsys, Inc.(2)	7,769	646,692
Verint Systems, Inc.(2)	4,553	193,958
		2,713,049
Specialty Retail — 1.4%
Best Buy Co., Inc.	10,239	716,628
Sally Beauty Holdings, Inc.(2)	43,043	708,057
		1,424,685

Technology Hardware, Storage and Peripherals — 0.2%
Western Digital Corp.	1,857	171,345
Textiles, Apparel and Luxury Goods — 2.8%
Deckers Outdoor Corp.(1)(2)	8,744	787,222
HUGO BOSS AG	4,973	433,420
Michael Kors Holdings Ltd.(2)	12,734	790,527
Ralph Lauren Corp.	6,768	756,662
		2,767,831
Trading Companies and Distributors — 0.9%
United Rentals, Inc.(1)(2)	4,957	856,223
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(2)	12,635	771,240
TOTAL COMMON STOCKS (Cost $86,288,086)		94,134,110
TEMPORARY CASH INVESTMENTS — 5.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $3,050,995), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $2,984,874)		2,984,393
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $2,539,518), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $2,488,205)		2,488,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,468	1,468
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,473,861)		5,473,861
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 101.0% (Cost $91,761,947)		99,607,971
COMMON STOCKS SOLD SHORT — (95.4)%
Aerospace and Defense — (0.9)%
BWX Technologies, Inc.	(8,717)	(553,791)
Huntington Ingalls Industries, Inc.	(1,089)	(280,701)
		(834,492)
Air Freight and Logistics — (0.9)%
CH Robinson Worldwide, Inc.	(8,949)	(838,611)
Airlines — (1.3)%
Allegiant Travel Co.	(4,424)	(763,361)
SkyWest, Inc.	(1,384)	(75,290)
Spirit Airlines, Inc.	(11,308)	(427,216)
		(1,265,867)
Auto Components — (1.0)%
Cooper Tire & Rubber Co.	(19,860)	(581,898)
Goodyear Tire & Rubber Co. (The)	(15,905)	(422,755)
		(1,004,653)
Banks — (5.6)%
Bankia SA	(39,247)	(175,885)
Columbia Banking System, Inc.	(3,236)	(135,750)
Hancock Holding Co.	(10,797)	(558,205)
Home BancShares, Inc.	(36,324)	(828,551)
Jyske Bank A/S	(5,927)	(351,164)
Pinnacle Financial Partners, Inc.	(13,564)	(870,809)
Sterling Bancorp	(38,315)	(864,003)
Texas Capital Bancshares, Inc.	(9,761)	(877,514)
United Bankshares, Inc.	(25,000)	(881,250)
		(5,543,131)
Biotechnology — (1.5)%
Alnylam Pharmaceuticals, Inc.	(1,640)	(195,324)
Avexis, Inc.	(2,033)	(251,238)

Blueprint Medicines Corp.	(2,790)	(255,843)
Loxo Oncology, Inc.	(1,748)	(201,667)
Neurocrine Biosciences, Inc.	(2,693)	(223,330)
Sage Therapeutics, Inc.	(1,497)	(241,122)
Spark Therapeutics, Inc.	(1,757)	(116,999)
		(1,485,523)
Building Products — (0.7)%
Tarkett SA	(21,892)	(733,748)
Capital Markets — (6.0)%
Brookfield Asset Management, Inc., Class A	(19,357)	(754,923)
Burford Capital Ltd.	(12,935)	(243,590)
Cboe Global Markets, Inc.	(6,190)	(706,279)
Charles Schwab Corp. (The)	(14,423)	(753,169)
Eaton Vance Corp.	(16,242)	(904,192)
LPL Financial Holdings, Inc.	(12,540)	(765,818)
T Rowe Price Group, Inc.	(7,682)	(829,426)
TD Ameritrade Holding Corp.	(16,006)	(948,035)
		(5,905,432)
Chemicals — (2.5)%
CF Industries Holdings, Inc.	(10,895)	(411,068)
DowDuPont, Inc.	(2,944)	(187,562)
Ecolab, Inc.	(6,293)	(862,582)
Sherwin-Williams Co. (The)	(861)	(337,615)
Valvoline, Inc.	(32,160)	(711,701)
		(2,510,528)
Commercial Services and Supplies — (2.5)%
Cimpress NV	(5,471)	(846,364)
Clean Harbors, Inc.	(3,873)	(189,041)
Covanta Holding Corp.	(48,265)	(699,842)
Healthcare Services Group, Inc.	(17,442)	(758,378)
		(2,493,625)
Communications Equipment — (0.1)%
EchoStar Corp., Class A	(1,832)	(96,675)
Construction and Engineering — (1.1)%
Fluor Corp.	(6,148)	(351,789)
Valmont Industries, Inc.	(5,190)	(759,297)
		(1,111,086)
Consumer Finance — (1.1)%
Capital One Financial Corp.	(8,663)	(830,088)
SLM Corp.	(25,875)	(290,059)
		(1,120,147)
Containers and Packaging — (0.8)%
Sonoco Products Co.	(16,020)	(776,970)
Distributors — (0.7)%
Core-Mark Holding Co., Inc.	(32,902)	(699,497)
Diversified Consumer Services — (0.8)%
Service Corp., International	(21,006)	(792,766)
Diversified Financial Services — (0.7)%
Berkshire Hathaway, Inc., Class B	(3,573)	(712,742)
Diversified Telecommunication Services — (1.0)%
CenturyLink, Inc.	(8,349)	(137,174)
Zayo Group Holdings, Inc.	(24,046)	(821,411)
		(958,585)

Electric Utilities — (2.3)%
Alliant Energy Corp.	(19,863)	(811,602)
Avangrid, Inc.	(2,526)	(129,129)
Duke Energy Corp.	(4,874)	(377,589)
Eversource Energy	(10,183)	(599,982)
Southern Co. (The)	(2,670)	(119,242)
Xcel Energy, Inc.	(5,580)	(253,779)
		(2,291,323)
Electrical Equipment — (0.6)%
Hubbell, Inc.	(5,217)	(635,326)
Electronic Equipment, Instruments and Components — (1.0)%
Comet Holding AG	(1,616)	(223,711)
II-VI, Inc.	(17,604)	(720,003)
		(943,714)
Energy Equipment and Services — (0.5)%
Tenaris SA	(27,868)	(481,797)
Equity Real Estate Investment Trusts (REITs) — (5.2)%
Acadia Realty Trust	(19,488)	(479,405)
AvalonBay Communities, Inc.	(2,976)	(489,433)
Crown Castle International Corp.	(6,865)	(752,472)
Duke Realty Corp.	(22,991)	(608,802)
Equinix, Inc.	(1,767)	(738,853)
Healthcare Trust of America, Inc., Class A	(9,283)	(245,535)
Macerich Co. (The)	(10,242)	(573,757)
Rayonier, Inc.	(23,876)	(839,958)
Regency Centers Corp.	(6,647)	(392,040)
		(5,120,255)
Food and Staples Retailing — (1.7)%
Casey's General Stores, Inc.	(6,796)	(745,997)
PriceSmart, Inc.	(8,967)	(749,193)
Sysco Corp.	(2,476)	(148,461)
		(1,643,651)
Food Products — (1.1)%
Darling Ingredients, Inc.	(22,638)	(391,637)
Kraft Heinz Co. (The)	(10,955)	(682,387)
		(1,074,024)
Gas Utilities — (0.1)%
ONE Gas, Inc.	(1,806)	(119,232)
Health Care Equipment and Supplies — (4.0)%
Becton Dickinson and Co.	(1,601)	(346,937)
DexCom, Inc.	(3,891)	(288,556)
Halyard Health, Inc.	(16,139)	(743,685)
ICU Medical, Inc.	(3,137)	(791,779)
Insulet Corp.	(9,866)	(855,185)
Integra LifeSciences Holdings Corp.	(16,271)	(900,437)
		(3,926,579)
Health Care Providers and Services — (3.2)%
AmerisourceBergen Corp., Class A	(739)	(63,709)
Henry Schein, Inc.	(7,516)	(505,150)
LifePoint Health, Inc.	(16,446)	(772,962)
MEDNAX, Inc.	(3,636)	(202,271)
Molina Healthcare, Inc.	(5,453)	(442,675)
NMC Health plc	(7,486)	(357,750)

Universal Health Services, Inc., Class B	(6,467)	(765,757)
		(3,110,274)
Hotels, Restaurants and Leisure — (3.0)%
Hyatt Hotels Corp., Class A	(9,545)	(727,902)
ILG, Inc.	(6,067)	(188,744)
Merlin Entertainments plc	(77,439)	(376,868)
Planet Fitness, Inc., Class A	(19,207)	(725,448)
Red Rock Resorts, Inc., Class A	(24,402)	(714,491)
Starbucks Corp.	(4,365)	(252,690)
		(2,986,143)
Household Durables — (2.0)%
Iida Group Holdings Co. Ltd.	(26,000)	(479,902)
Leggett & Platt, Inc.	(19,766)	(876,820)
Mohawk Industries, Inc.	(2,762)	(641,392)
		(1,998,114)
Independent Power and Renewable Electricity Producers — (0.1)%
Ormat Technologies, Inc.	(1,757)	(99,060)
Insurance — (4.2)%
Alleghany Corp.	(944)	(580,031)
American International Group, Inc.	(5,374)	(292,453)
Arch Capital Group Ltd.	(1,800)	(154,062)
Aspen Insurance Holdings Ltd.	(4,928)	(221,021)
Enstar Group Ltd.	(2,058)	(432,695)
Markel Corp.	(118)	(138,089)
Marsh & McLennan Cos., Inc.	(6,914)	(571,027)
ProAssurance Corp.	(3,135)	(152,204)
RLI Corp.	(11,862)	(751,932)
WR Berkley Corp.	(12,295)	(893,847)
		(4,187,361)
Internet and Direct Marketing Retail — (0.2)%
Netflix, Inc.	(570)	(168,350)
Internet Software and Services — (1.0)%
2U, Inc.	(9,071)	(762,236)
j2 Global, Inc.	(3,377)	(266,513)
		(1,028,749)
IT Services — (3.0)%
Gartner, Inc.	(6,974)	(820,282)
Genpact Ltd.	(15,601)	(499,076)
WEX, Inc.	(5,457)	(854,675)
Worldpay, Inc., Class A	(9,101)	(748,466)
		(2,922,499)
Machinery — (3.2)%
CNH Industrial NV	(41,106)	(509,714)
Colfax Corp.	(15,367)	(490,207)
Flowserve Corp.	(3,532)	(153,042)
John Bean Technologies Corp.	(7,095)	(804,573)
Middleby Corp. (The)	(3,036)	(375,826)
Trinity Industries, Inc.	(24,023)	(783,871)
		(3,117,233)
Media — (2.4)%
Cinemark Holdings, Inc.	(17,495)	(659,037)
Entertainment One Ltd.	(32,810)	(129,526)
Loral Space & Communications, Inc.	(17,168)	(715,047)

Nexstar Media Group, Inc., Class A	(1,743)	(115,909)
Schibsted ASA, B Shares	(29,405)	(747,313)
		(2,366,832)
Metals and Mining — (0.7)%
Agnico Eagle Mines Ltd.	(4,183)	(175,979)
New Gold, Inc.	(212,784)	(548,983)
		(724,962)
Mortgage Real Estate Investment Trusts (REITs) — (1.1)%
AGNC Investment Corp.	(39,157)	(740,851)
Starwood Property Trust, Inc.	(14,538)	(304,571)
		(1,045,422)
Multi-Utilities — (1.7)%
Dominion Energy, Inc.	(8,195)	(552,589)
NiSource, Inc.	(22,204)	(530,898)
Sempra Energy	(5,601)	(622,943)
		(1,706,430)
Multiline Retail — (0.8)%
Dollar General Corp.	(8,379)	(783,855)
Oil, Gas and Consumable Fuels — (6.7)%
Callon Petroleum Co.	(31,928)	(422,727)
Cheniere Energy, Inc.	(16,121)	(861,667)
Diamondback Energy, Inc.	(4,548)	(575,413)
Oasis Petroleum, Inc.	(86,195)	(698,179)
Parsley Energy, Inc., Class A	(29,597)	(858,017)
PDC Energy, Inc.	(14,486)	(710,249)
RSP Permian, Inc.	(18,150)	(850,872)
SM Energy Co.	(31,286)	(564,087)
Targa Resources Corp.	(16,348)	(719,312)
WPX Energy, Inc.	(23,048)	(340,649)
		(6,601,172)
Personal Products — (0.7)%
Coty, Inc., Class A	(38,820)	(710,406)
Professional Services — (0.7)%
Verisk Analytics, Inc.	(6,265)	(651,560)
Real Estate Management and Development — (1.5)%
Howard Hughes Corp. (The)	(7,251)	(1,008,832)
Kennedy-Wilson Holdings, Inc.	(25,889)	(450,468)
		(1,459,300)
Road and Rail — (0.9)%
Knight-Swift Transportation Holdings, Inc.	(19,962)	(918,452)
Semiconductors and Semiconductor Equipment — (0.8)%
ASM International NV	(1,968)	(143,866)
Integrated Device Technology, Inc.	(21,893)	(669,050)
		(812,916)
Software — (2.3)%
Ellie Mae, Inc.	(5,425)	(498,775)
HubSpot, Inc.	(6,910)	(748,353)
Koei Tecmo Holdings Co. Ltd.	(24,800)	(471,271)
SimCorp. A/S	(7,220)	(503,221)
		(2,221,620)
Specialty Retail — (2.7)%
Advance Auto Parts, Inc.	(1,549)	(183,634)
Guess?, Inc.	(42,102)	(873,195)

Monro, Inc.	(12,745)	(683,132)
Murphy USA, Inc.	(9,801)	(713,513)
Penske Automotive Group, Inc.	(5,711)	(253,169)
		(2,706,643)
Textiles, Apparel and Luxury Goods — (0.8)%
NIKE, Inc., Class B	(12,093)	(803,459)
Thrifts and Mortgage Finance — (0.8)%
TFS Financial Corp.	(51,604)	(758,063)
Tobacco — (1.2)%
British American Tobacco plc	(7,633)	(443,104)
Philip Morris International, Inc.	(7,150)	(710,710)
		(1,153,814)
Trading Companies and Distributors — (1.8)%
Fastenal Co.	(3,955)	(215,903)
NOW, Inc.	(73,173)	(747,828)
SiteOne Landscape Supply, Inc.	(10,612)	(817,549)
		(1,781,280)
Transportation Infrastructure — (0.7)%
Macquarie Infrastructure Corp.	(17,883)	(660,419)
Water Utilities — (1.0)%
American Water Works Co., Inc.	(8,562)	(703,197)
Aqua America, Inc.	(9,433)	(321,288)
		(1,024,485)
Wireless Telecommunication Services — (0.5)%
SoftBank Group Corp.	(6,400)	(476,728)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $91,944,616)		(94,105,580)
OTHER ASSETS AND LIABILITIES(3) — 94.4%		93,112,666
TOTAL NET ASSETS — 100.0%		98,615,057

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $20,832,915.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Air Freight and Logistics	—	476,635	—
Airlines	—	229,810	—
Auto Components	691,756	51,651	—
Automobiles	—	462,090	—
Banks	6,334,743	113,259	—
Capital Markets	3,906,196	149,280	—
Chemicals	4,411,808	96,561	—
Construction and Engineering	—	777,943	—
Diversified Telecommunication Services	—	534,586	—
Food and Staples Retailing	91,387	799,635	—
Hotels, Restaurants and Leisure	4,420,526	484,356	—
Household Durables	1,286,978	932,532	—
Media	—	407,050	—
Multiline Retail	—	265,934	—
Oil, Gas and Consumable Fuels	2,918,094	1,550,814	—
Textiles, Apparel and Luxury Goods	2,334,411	433,420	—
Other Industries	59,972,655	—	—
Temporary Cash Investments	1,468	5,472,393	—
	86,370,022	13,237,949	—

Liabilities
Securities Sold Short
Common Stocks
Banks	5,016,082	527,049	—
Building Products	—	733,748	—
Capital Markets	5,661,842	243,590	—
Electronic Equipment, Instruments and Components	720,003	223,711	—
Energy Equipment and Services	—	481,797	—
Health Care Providers and Services	2,752,524	357,750	—
Hotels, Restaurants and Leisure	2,609,275	376,868	—
Household Durables	1,518,212	479,902	—
Media	1,489,993	876,839	—
Semiconductors and Semiconductor Equipment	669,050	143,866	—
Software	1,247,128	974,492	—
Tobacco	710,710	443,104	—
Wireless Telecommunication Services	—	476,728	—
Other Industries	65,371,317	—	—
	87,766,136	6,339,444	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
March 31, 2018

Core Equity Plus - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.3%
Aerospace and Defense — 2.8%
Boeing Co. (The)(1)	7,447	2,441,722
Curtiss-Wright Corp.	4,258	575,128
General Dynamics Corp.(1)	9,081	2,005,993
Moog, Inc., Class A(2)	4,975	409,990
		5,432,833
Auto Components — 0.8%
BorgWarner, Inc.	18,163	912,327
Visteon Corp.(2)	6,616	729,348
		1,641,675
Automobiles — 0.8%
Ford Motor Co.	134,794	1,493,518
Banks — 9.6%
Bank of America Corp.(1)	136,648	4,098,074
Citigroup, Inc.	16,028	1,081,890
Fifth Third Bancorp	53,647	1,703,292
First Citizens BancShares, Inc., Class A	1,977	816,976
First Hawaiian, Inc.	9,068	252,362
JPMorgan Chase & Co.(1)	44,488	4,892,345
SunTrust Banks, Inc.	27,047	1,840,278
U.S. Bancorp(1)	41,695	2,105,598
Wells Fargo & Co.(1)	37,445	1,962,492
		18,753,307
Beverages — 0.2%
Molson Coors Brewing Co., Class B	5,675	427,498
Biotechnology — 3.8%
AbbVie, Inc.	18,492	1,750,268
Alexion Pharmaceuticals, Inc.(2)	5,999	668,648
Amgen, Inc.	8,509	1,450,614
Biogen, Inc.(2)	3,564	975,894
Celgene Corp.(2)	11,979	1,068,647
Gilead Sciences, Inc.	12,179	918,175
Regeneron Pharmaceuticals, Inc.(2)	985	339,195
United Therapeutics Corp.(2)	1,537	172,697
		7,344,138
Building Products — 0.7%
Owens Corning	17,503	1,407,241
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	2,362	447,788
Evercore, Inc., Class A	17,261	1,505,159
FactSet Research Systems, Inc.	647	129,025
Nasdaq, Inc.	12,766	1,100,684
S&P Global, Inc.	6,027	1,151,519
		4,334,175
Chemicals — 5.1%
Air Products & Chemicals, Inc.	10,865	1,727,861
Cabot Corp.	17,845	994,323
Celanese Corp., Series A	1,164	116,644

Chemours Co. (The)	7,570	368,735
Eastman Chemical Co.	14,362	1,516,340
FMC Corp.	4,573	350,155
Huntsman Corp.	51,942	1,519,303
Monsanto Co.	3,672	428,486
PPG Industries, Inc.	15,548	1,735,157
WR Grace & Co.	20,515	1,256,133
		10,013,137
Commercial Services and Supplies — 1.4%
Herman Miller, Inc.	29,113	930,160
MSA Safety, Inc.	17,865	1,487,083
Pitney Bowes, Inc.	30,513	332,287
		2,749,530
Communications Equipment — 2.5%
Ciena Corp.(2)	27,715	717,818
Cisco Systems, Inc.(1)	83,417	3,577,755
F5 Networks, Inc.(2)	4,116	595,215
		4,890,788
Consumer Finance — 0.9%
American Express Co.	10,205	951,922
OneMain Holdings, Inc.(2)	15,252	456,645
Synchrony Financial	12,045	403,869
		1,812,436
Containers and Packaging — 0.4%
Berry Global Group, Inc.(2)	4,530	248,289
Greif, Inc., Class A	8,544	446,424
		694,713
Diversified Consumer Services — 2.0%
Adtalem Global Education, Inc.(2)	31,672	1,506,004
Graham Holdings Co., Class B	1,970	1,186,433
Grand Canyon Education, Inc.(2)	11,545	1,211,301
		3,903,738
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(2)	8,408	1,677,228
Leucadia National Corp.	52,416	1,191,416
		2,868,644
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	28,060	1,000,339
Verizon Communications, Inc.	4,715	225,471
		1,225,810
Electric Utilities — 0.8%
FirstEnergy Corp.	43,371	1,475,048
Electrical Equipment — 0.6%
Eaton Corp. plc	13,823	1,104,596
Generac Holdings, Inc.(2)	3,198	146,820
		1,251,416
Electronic Equipment, Instruments and Components — 0.7%
Jabil, Inc.	5,464	156,981
Zebra Technologies Corp., Class A(2)	8,692	1,209,839
		1,366,820
Energy Equipment and Services — 2.0%
Diamond Offshore Drilling, Inc.(2)	55,160	808,646
Halliburton Co.	41,092	1,928,858

Schlumberger Ltd.	17,911	1,160,275
		3,897,779
Equity Real Estate Investment Trusts (REITs) — 1.8%
Forest City Realty Trust, Inc., Class A	8,781	177,903
Piedmont Office Realty Trust, Inc., Class A	69,742	1,226,762
PotlatchDeltic Corp.	29,644	1,542,970
Ryman Hospitality Properties, Inc.	6,759	523,485
		3,471,120
Food and Staples Retailing — 1.1%
CVS Health Corp.	25,100	1,561,471
United Natural Foods, Inc.(2)	13,355	573,464
		2,134,935
Food Products — 1.3%
Conagra Brands, Inc.	42,695	1,574,592
Hershey Co. (The)	9,967	986,334
		2,560,926
Health Care Equipment and Supplies — 6.7%
Baxter International, Inc.	6,148	399,866
Cooper Cos., Inc. (The)	6,572	1,503,739
Edwards Lifesciences Corp.(2)	6,393	891,951
Globus Medical, Inc., Class A(2)	33,867	1,687,254
Hill-Rom Holdings, Inc.	16,203	1,409,661
Intuitive Surgical, Inc.(2)	2,471	1,020,103
LivaNova plc(2)	10,990	972,615
Masimo Corp.(2)	17,815	1,566,829
Medtronic plc	14,336	1,150,034
Varian Medical Systems, Inc.(2)	7,884	966,973
Zimmer Biomet Holdings, Inc.	14,718	1,604,851
		13,173,876
Health Care Providers and Services — 3.2%
Cigna Corp.	9,602	1,610,639
Humana, Inc.	5,512	1,481,791
UnitedHealth Group, Inc.(1)	14,883	3,184,962
		6,277,392
Health Care Technology — 0.8%
Cerner Corp.(2)	27,763	1,610,254
Hotels, Restaurants and Leisure — 3.0%
Hilton Grand Vacations, Inc.(2)	35,348	1,520,671
International Game Technology plc	38,914	1,040,171
Las Vegas Sands Corp.	21,007	1,510,403
Royal Caribbean Cruises Ltd.	12,955	1,525,322
Vail Resorts, Inc.	962	213,276
		5,809,843
Household Durables — 0.9%
Garmin Ltd.	12,180	717,768
iRobot Corp.(2)	1,679	107,775
Toll Brothers, Inc.	19,333	836,152
		1,661,695
Household Products — 1.6%
Kimberly-Clark Corp.	16,320	1,797,322
Procter & Gamble Co. (The)	2,933	232,528
Spectrum Brands Holdings, Inc.	9,671	1,002,883
		3,032,733

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	78,149	888,554
Industrial Conglomerates — 2.1%
3M Co.	6,668	1,463,759
Carlisle Cos., Inc.	2,041	213,101
Honeywell International, Inc.(1)	16,216	2,343,374
		4,020,234
Insurance — 1.8%
Allstate Corp. (The)	6,002	568,990
Assurant, Inc.	8,033	734,296
First American Financial Corp.	17,328	1,016,807
Hanover Insurance Group, Inc. (The)	1,406	165,753
Hartford Financial Services Group, Inc. (The)	18,771	967,082
		3,452,928
Internet and Direct Marketing Retail — 4.2%
Amazon.com, Inc.(1)(2)	4,638	6,712,763
Booking Holdings, Inc.(2)	674	1,402,183
		8,114,946
Internet Software and Services — 6.0%
Alphabet, Inc., Class A(1)(2)	6,473	6,713,407
eBay, Inc.(2)	16,286	655,349
Facebook, Inc., Class A(1)(2)	26,589	4,248,656
VeriSign, Inc.(2)	1,087	128,875
		11,746,287
IT Services — 3.9%
Accenture plc, Class A	1,160	178,060
Alliance Data Systems Corp.	4,615	982,349
Cognizant Technology Solutions Corp., Class A	13,676	1,100,918
Convergys Corp.	37,367	845,242
International Business Machines Corp.(1)	17,140	2,629,790
MasterCard, Inc., Class A	2,676	468,728
Total System Services, Inc.	15,807	1,363,512
		7,568,599
Leisure Products — 0.7%
Brunswick Corp.	22,047	1,309,371
Life Sciences Tools and Services — 0.8%
ICON plc(2)	11,237	1,327,539
PerkinElmer, Inc.	2,068	156,589
Waters Corp.(2)	492	97,736
		1,581,864
Machinery — 5.6%
Allison Transmission Holdings, Inc.	32,514	1,269,997
Caterpillar, Inc.	12,172	1,793,909
Cummins, Inc.	9,774	1,584,268
Hillenbrand, Inc.	10,474	480,757
Ingersoll-Rand plc	19,472	1,665,051
Oshkosh Corp.	17,922	1,384,833
Parker-Hannifin Corp.	2,612	446,730
Pentair plc	7,834	533,730
Toro Co. (The)	23,495	1,467,263
Woodward, Inc.	3,508	251,383
		10,877,921

Media — 0.9%
AMC Networks, Inc., Class A(2)	13,455	695,623
John Wiley & Sons, Inc., Class A	7,175	457,048
Time Warner, Inc.	6,504	615,148
		1,767,819
Metals and Mining — 0.5%
Reliance Steel & Aluminum Co.	6,065	520,013
Worthington Industries, Inc.	11,354	487,314
		1,007,327
Oil, Gas and Consumable Fuels — 6.6%
Chevron Corp.(1)	24,224	2,762,505
ConocoPhillips	8,952	530,764
Exxon Mobil Corp.(1)	52,999	3,954,255
HollyFrontier Corp.	33,798	1,651,370
Marathon Petroleum Corp.	14,441	1,055,782
PBF Energy, Inc., Class A	48,999	1,661,066
Southwestern Energy Co.(2)	155,996	675,463
Valero Energy Corp.	7,005	649,854
		12,941,059
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.	55,069	1,584,335
Personal Products — 1.5%
Edgewell Personal Care Co.(2)	28,226	1,377,994
Nu Skin Enterprises, Inc., Class A	22,044	1,624,863
		3,002,857
Pharmaceuticals — 4.8%
Allergan plc	5,443	916,003
Bristol-Myers Squibb Co.	21,481	1,358,673
Eli Lilly & Co.	3,191	246,888
Horizon Pharma plc(2)	29,909	424,708
Johnson & Johnson(1)	19,502	2,499,181
Merck & Co., Inc.	31,256	1,702,514
Pfizer, Inc.(1)	64,437	2,286,869
		9,434,836
Professional Services — 2.2%
Dun & Bradstreet Corp. (The)	12,376	1,447,992
Insperity, Inc.	2,502	174,014
ManpowerGroup, Inc.	12,134	1,396,623
Robert Half International, Inc.	19,084	1,104,773
TriNet Group, Inc.(2)	5,638	261,152
		4,384,554
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.	2,088	364,648
Road and Rail — 0.7%
Ryder System, Inc.	4,578	333,233
Werner Enterprises, Inc.	26,926	982,799
		1,316,032
Semiconductors and Semiconductor Equipment — 6.2%
Applied Materials, Inc.(1)	38,221	2,125,470
Broadcom Ltd.	2,960	697,524
Intel Corp.(1)	74,960	3,903,917
KLA-Tencor Corp.	3,985	434,405
Lam Research Corp.(1)	9,978	2,027,130

QUALCOMM, Inc.	5,100	282,591
Skyworks Solutions, Inc.	1,250	125,325
Texas Instruments, Inc.(1)	24,200	2,514,138
		12,110,500
Software — 8.1%
Activision Blizzard, Inc.	26,032	1,756,119
Adobe Systems, Inc.(2)	8,267	1,786,333
Cadence Design Systems, Inc.(2)	35,615	1,309,563
Citrix Systems, Inc.(2)	6,527	605,706
Electronic Arts, Inc.(2)	1,899	230,235
Intuit, Inc.	4,702	815,092
Microsoft Corp.(1)	65,456	5,974,169
Oracle Corp. (New York)	34,723	1,588,577
Synopsys, Inc.(2)	19,575	1,629,423
VMware, Inc., Class A(2)	1,710	207,372
		15,902,589
Specialty Retail — 1.6%
Best Buy Co., Inc.	26,224	1,835,418
Lowe's Cos., Inc.	1,839	161,372
Ross Stores, Inc.	5,465	426,161
Williams-Sonoma, Inc.	14,273	753,043
		3,175,994
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.(1)	43,919	7,368,730
NetApp, Inc.	3,721	229,548
Western Digital Corp.	13,847	1,277,663
		8,875,941
Textiles, Apparel and Luxury Goods — 2.7%
Carter's, Inc.	2,869	298,663
Deckers Outdoor Corp.(2)	15,474	1,393,124
Michael Kors Holdings Ltd.(2)	26,262	1,630,345
Ralph Lauren Corp.	16,466	1,840,899
Tapestry, Inc.	1,996	105,009
		5,268,040
Trading Companies and Distributors — 0.9%
United Rentals, Inc.(2)	9,613	1,660,453

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(2)	21,629	1,320,234
TOTAL COMMON STOCKS (Cost $201,461,926)		250,394,940
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $1,211,392), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $1,185,139)		1,184,948
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,009,730), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $987,081)		987,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	729	729
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,172,677)		2,172,677
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.4% (Cost $203,634,603)		252,567,617
COMMON STOCKS SOLD SHORT — (29.4)%
Aerospace and Defense — (0.6)%
BWX Technologies, Inc.	(16,868)	(1,071,624)

Air Freight and Logistics — (0.1)%
CH Robinson Worldwide, Inc.	(2,027)	(189,950)
Airlines — (0.4)%
Spirit Airlines, Inc.	(22,341)	(844,043)
Banks — (3.0)%
Home BancShares, Inc.	(64,100)	(1,462,121)
Pinnacle Financial Partners, Inc.	(24,203)	(1,553,832)
Sterling Bancorp	(62,216)	(1,402,971)
Texas Capital Bancshares, Inc.	(3,512)	(315,729)
United Bankshares, Inc.	(33,308)	(1,174,107)
		(5,908,760)
Biotechnology — (1.4)%
Alnylam Pharmaceuticals, Inc.	(3,197)	(380,763)
Avexis, Inc.	(3,770)	(465,897)
Blueprint Medicines Corp.	(4,696)	(430,623)
FibroGen, Inc.	(9,149)	(422,684)
Loxo Oncology, Inc.	(3,892)	(449,020)
Sage Therapeutics, Inc.	(3,021)	(486,592)
		(2,635,579)
Capital Markets — (0.5)%
Brookfield Asset Management, Inc., Class A	(19,921)	(776,919)
Eaton Vance Corp.	(4,805)	(267,494)
		(1,044,413)
Chemicals — (1.1)%
CF Industries Holdings, Inc.	(21,624)	(815,874)
Ecolab, Inc.	(1,630)	(223,424)
Sherwin-Williams Co. (The)	(2,820)	(1,105,778)
		(2,145,076)
Commercial Services and Supplies — (1.4)%
Clean Harbors, Inc.	(16,073)	(784,523)
Covanta Holding Corp.	(88,003)	(1,276,043)
Healthcare Services Group, Inc.	(13,837)	(601,633)
		(2,662,199)
Communications Equipment — (0.5)%
EchoStar Corp., Class A	(18,720)	(987,854)
Consumer Finance — (0.1)%
SLM Corp.	(14,590)	(163,554)
Containers and Packaging — (0.1)%
Sonoco Products Co.	(4,206)	(203,991)
Distributors — (0.5)%
Core-Mark Holding Co., Inc.	(45,248)	(961,973)
Diversified Telecommunication Services — (0.6)%
Zayo Group Holdings, Inc.	(36,657)	(1,252,203)
Electronic Equipment, Instruments and Components — (0.7)%
II-VI, Inc.	(32,930)	(1,346,837)
Equity Real Estate Investment Trusts (REITs) — (0.2)%
Acadia Realty Trust	(17,134)	(421,496)
Food and Staples Retailing — (0.5)%
Casey's General Stores, Inc.	(3,243)	(355,984)
PriceSmart, Inc.	(7,402)	(618,437)
		(974,421)
Health Care Equipment and Supplies — (1.9)%
DexCom, Inc.	(2,706)	(200,677)

ICU Medical, Inc.	(5,725)	(1,444,990)
Insulet Corp.	(16,801)	(1,456,311)
Integra LifeSciences Holdings Corp.	(10,833)	(599,498)
		(3,701,476)
Health Care Providers and Services — (1.2)%
Envision Healthcare Corp.	(15,165)	(582,791)
Henry Schein, Inc.	(6,608)	(444,124)
LifePoint Health, Inc.	(5,702)	(267,994)
MEDNAX, Inc.	(7,085)	(394,138)
Universal Health Services, Inc., Class B	(4,860)	(575,473)
		(2,264,520)
Independent Power and Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	(6,711)	(378,366)
Insurance — (0.1)%
RLI Corp.	(4,036)	(255,842)
Internet Software and Services — (0.9)%
2U, Inc.	(21,226)	(1,783,621)
IT Services — (1.6)%
Gartner, Inc.	(11,293)	(1,328,283)
WEX, Inc.	(11,751)	(1,840,441)
		(3,168,724)
Leisure Products — (0.1)%
Mattel, Inc.	(12,899)	(169,622)
Life Sciences Tools and Services — (0.1)%
Syneos Health, Inc.	(5,657)	(200,824)
Machinery — (1.9)%
Colfax Corp.	(39,731)	(1,267,419)
Flowserve Corp.	(15,939)	(690,637)
John Bean Technologies Corp.	(11,618)	(1,317,481)
Middleby Corp. (The)	(3,267)	(404,422)
		(3,679,959)
Media — (0.3)%
Loral Space & Communications, Inc.	(15,274)	(636,162)
Metals and Mining — (0.5)%
New Gold, Inc.	(380,219)	(980,965)
Multi-Utilities — (0.3)%
NiSource, Inc.	(25,461)	(608,773)
Oil, Gas and Consumable Fuels — (2.9)%
Cheniere Energy, Inc.	(18,281)	(977,119)
Oasis Petroleum, Inc.	(41,783)	(338,442)
Parsley Energy, Inc., Class A	(30,433)	(882,253)
PDC Energy, Inc.	(2,515)	(123,311)
RSP Permian, Inc.	(9,672)	(453,423)
SM Energy Co.	(66,491)	(1,198,833)
Targa Resources Corp.	(11,699)	(514,756)
WPX Energy, Inc.	(80,183)	(1,185,105)
		(5,673,242)
Personal Products — (0.6)%
Coty, Inc., Class A	(63,264)	(1,157,731)
Pharmaceuticals — (0.2)%
Medicines Co. (The)	(9,560)	(314,906)
Real Estate Management and Development — (1.2)%
Howard Hughes Corp. (The)	(10,069)	(1,400,900)

Kennedy-Wilson Holdings, Inc.	(56,965)	(991,191)
		(2,392,091)
Semiconductors and Semiconductor Equipment — (0.1)%
Cree, Inc.	(6,291)	(253,590)
Software — (0.5)%
Ellie Mae, Inc.	(1,044)	(95,986)
HubSpot, Inc.	(8,704)	(942,643)
		(1,038,629)
Specialty Retail — (1.5)%
Advance Auto Parts, Inc.	(1,258)	(149,136)
Guess?, Inc.	(69,547)	(1,442,405)
Monro, Inc.	(20,053)	(1,074,841)
Murphy USA, Inc.	(2,447)	(178,141)
		(2,844,523)
Thrifts and Mortgage Finance — (0.1)%
TFS Financial Corp.	(7,296)	(107,178)
Trading Companies and Distributors — (1.5)%
NOW, Inc.	(127,066)	(1,298,615)
SiteOne Landscape Supply, Inc.	(20,258)	(1,560,676)
		(2,859,291)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $56,351,355)		(57,284,008)
OTHER ASSETS AND LIABILITIES†		(80,776)
TOTAL NET ASSETS — 100.0%		$195,202,833

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $ 71,839,896.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	250,394,940	—	—
Temporary Cash Investments	729	2,171,948	—
	250,395,669	2,171,948	—

Liabilities
Securities Sold Short
Common Stocks	57,284,008	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2018

Disciplined Growth - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 3.8%
Astronics Corp.(1)	4,027	150,207
Boeing Co. (The)	40,920	13,416,850
Curtiss-Wright Corp.	52,405	7,078,343
General Dynamics Corp.	29,049	6,416,924
		27,062,324
Auto Components†
Stoneridge, Inc.(1)	6,883	189,971
Banks — 0.1%
Central Pacific Financial Corp.	39,377	1,120,669
Beverages — 1.5%
Coca-Cola Co. (The)	43,653	1,895,850
PepsiCo, Inc.	80,240	8,758,196
		10,654,046
Biotechnology — 4.7%
AbbVie, Inc.	134,094	12,691,997
Alexion Pharmaceuticals, Inc.(1)	56,583	6,306,741
Amgen, Inc.	18,197	3,102,225
Biogen, Inc.(1)	27,942	7,651,079
Celgene Corp.(1)	39,959	3,564,742
		33,316,784
Capital Markets — 1.0%
S&P Global, Inc.	37,547	7,173,730
Chemicals — 3.2%
A. Schulman, Inc.	41,148	1,769,364
FMC Corp.	82,987	6,354,315
Huntsman Corp.	38,510	1,126,417
PPG Industries, Inc.	32,951	3,677,332
Praxair, Inc.	15,251	2,200,719
Scotts Miracle-Gro Co. (The)	4,147	355,605
Stepan Co.	31,473	2,617,924
WR Grace & Co.	79,465	4,865,642
		22,967,318
Commercial Services and Supplies — 0.3%
McGrath RentCorp	15,700	842,933
MSA Safety, Inc.	17,145	1,427,150
		2,270,083
Diversified Consumer Services — 0.7%
Grand Canyon Education, Inc.(1)	48,076	5,044,134
Electrical Equipment — 0.5%
Sensata Technologies Holding plc(1)	63,940	3,314,010
Electronic Equipment, Instruments and Components — 0.2%
Coherent, Inc.(1)	7,092	1,329,041
Energy Equipment and Services — 0.8%
Halliburton Co.	124,081	5,824,362
Equity Real Estate Investment Trusts (REITs) — 0.9%
PotlatchDeltic Corp.	108,899	5,668,193

PS Business Parks, Inc.	5,346	604,312
		6,272,505
Food and Staples Retailing†
Walgreens Boots Alliance, Inc.	2,537	166,097
Food Products — 0.8%
Hershey Co. (The)	56,826	5,623,501
Health Care Equipment and Supplies — 2.9%
Analogic Corp.	24,492	2,348,783
Atrion Corp.	565	356,684
Edwards Lifesciences Corp.(1)	64,638	9,018,294
Hill-Rom Holdings, Inc.	3,051	265,437
Intuitive Surgical, Inc.(1)	10,297	4,250,910
Medtronic plc	10,757	862,927
Zimmer Biomet Holdings, Inc.	31,096	3,390,708
		20,493,743
Health Care Providers and Services — 3.5%
Cigna Corp.	34,480	5,783,675
Express Scripts Holding Co.(1)	44,894	3,101,278
UnitedHealth Group, Inc.	75,710	16,201,940
		25,086,893
Health Care Technology — 0.4%
Cerner Corp.(1)	47,575	2,759,350
HealthStream, Inc.	6,111	151,736
		2,911,086
Hotels, Restaurants and Leisure — 3.7%
Hilton Grand Vacations, Inc.(1)	101,012	4,345,536
Las Vegas Sands Corp.	107,253	7,711,491
Marriott International, Inc., Class A	49,876	6,782,139
McDonald's Corp.	7,600	1,188,488
Ruth's Hospitality Group, Inc.	8,338	203,864
Vail Resorts, Inc.	26,872	5,957,522
		26,189,040
Household Durables — 0.8%
Toll Brothers, Inc.	126,561	5,473,763
Household Products — 1.0%
Kimberly-Clark Corp.	63,819	7,028,386
Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy, Inc.	120,411	3,676,148
Industrial Conglomerates — 3.4%
3M Co.	58,770	12,901,190
Carlisle Cos., Inc.	19,893	2,077,028
Honeywell International, Inc.	64,121	9,266,126
		24,244,344
Insurance — 1.6%
Allstate Corp. (The)	29,506	2,797,169
Assurant, Inc.	39,449	3,606,033
Infinity Property & Casualty Corp.	42,696	5,055,206
		11,458,408
Internet and Direct Marketing Retail — 5.1%
Amazon.com, Inc.(1)	22,527	32,604,228
Booking Holdings, Inc.(1)	634	1,318,967
Nutrisystem, Inc.	61,465	1,656,482

Shutterfly, Inc.(1)	10,505	853,531
		36,433,208
Internet Software and Services — 9.8%
Alphabet, Inc., Class A(1)	39,435	40,899,616
Facebook, Inc., Class A(1)	164,052	26,213,869
LogMeIn, Inc.	25,477	2,943,867
		70,057,352
IT Services — 5.9%
CSG Systems International, Inc.	115,519	5,231,855
DXC Technology Co.	11,692	1,175,397
International Business Machines Corp.	41,919	6,431,632
MasterCard, Inc., Class A	9,402	1,646,854
PayPal Holdings, Inc.(1)	87,903	6,669,200
Total System Services, Inc.	89,638	7,732,174
Travelport Worldwide Ltd.	323,952	5,293,376
Unisys Corp.(1)	77,993	838,425
Visa, Inc., Class A	59,885	7,163,444
		42,182,357
Machinery — 3.8%
Caterpillar, Inc.	62,706	9,241,610
Cummins, Inc.	5,076	822,769
Graco, Inc.	57,155	2,613,127
Hyster-Yale Materials Handling, Inc.	3,377	236,154
Ingersoll-Rand plc	63,812	5,456,564
Lydall, Inc.(1)	23,186	1,118,724
Toro Co. (The)	95,095	5,938,683
Woodward, Inc.	26,220	1,878,925
		27,306,556
Media — 0.9%
Comcast Corp., Class A	94,449	3,227,322
Entravision Communications Corp., Class A	164,894	775,002
Walt Disney Co. (The)	21,758	2,185,374
		6,187,698
Multiline Retail — 0.4%
Dollar Tree, Inc.(1)	29,625	2,811,413
Personal Products — 0.3%
Medifast, Inc.	23,396	2,186,356
Pharmaceuticals — 3.9%
Allergan plc	31,286	5,265,121
Bristol-Myers Squibb Co.	136,316	8,621,987
Eli Lilly & Co.	77,381	5,986,968
Johnson & Johnson	21,920	2,809,048
Merck & Co., Inc.	53,162	2,895,734
Zoetis, Inc.	25,380	2,119,484
		27,698,342
Professional Services — 2.0%
ASGN, Inc.(1)	14,962	1,225,089
Dun & Bradstreet Corp. (The)	46,826	5,478,642
Insperity, Inc.	32,006	2,226,017
Robert Half International, Inc.	88,908	5,146,884
TrueBlue, Inc.(1)	22,744	589,070
		14,665,702

Semiconductors and Semiconductor Equipment — 6.3%
Applied Materials, Inc.	167,681	9,324,741
Broadcom Ltd.	44,214	10,419,029
Intel Corp.	24,341	1,267,679
Lam Research Corp.	41,586	8,448,612
Microsemi Corp.(1)	17,849	1,155,187
MKS Instruments, Inc.	11,041	1,276,892
NVIDIA Corp.	8,802	2,038,455
NXP Semiconductors NV(1)	12,350	1,444,950
Skyworks Solutions, Inc.	40,670	4,077,574
Texas Instruments, Inc.	57,580	5,981,986
		45,435,105
Software — 11.8%
Activision Blizzard, Inc.	125,197	8,445,790
Adobe Systems, Inc.(1)	55,169	11,920,917
Cadence Design Systems, Inc.(1)	135,960	4,999,249
Electronic Arts, Inc.(1)	68,505	8,305,546
Microsoft Corp.	387,895	35,403,177
Oracle Corp. (New York)	62,215	2,846,336
Red Hat, Inc.(1)	45,304	6,773,401
Synopsys, Inc.(1)	65,025	5,412,681
		84,107,097
Specialty Retail — 2.3%
Home Depot, Inc. (The)	37,198	6,630,172
Lowe's Cos., Inc.	34,686	3,043,696
Ross Stores, Inc.	46,750	3,645,565
Sleep Number Corp.(1)	94,598	3,325,120
		16,644,553
Technology Hardware, Storage and Peripherals — 7.6%
Apple, Inc.	286,376	48,048,165
Western Digital Corp.	66,081	6,097,294
		54,145,459
Textiles, Apparel and Luxury Goods — 2.1%
Deckers Outdoor Corp.(1)	64,988	5,850,870
Michael Kors Holdings Ltd.(1)	94,876	5,889,902
VF Corp.	44,199	3,276,030
		15,016,802
Thrifts and Mortgage Finance — 0.1%
Merchants Bancorp	7,239	155,639
Nationstar Mortgage Holdings, Inc.(1)	35,325	634,437
		790,076
Tobacco — 0.2%
Altria Group, Inc.	22,277	1,388,303
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	97,746	5,966,416
TOTAL COMMON STOCKS (Cost $540,560,367)		711,913,181
TEMPORARY CASH INVESTMENTS — 0.5%

Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $2,090,152), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $2,044,854)	2,044,525
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,739,769), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $1,704,140)	1,704,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,748,525)	3,748,525
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $544,308,892)	715,661,706
OTHER ASSETS AND LIABILITIES — (0.1)%	(834,318)
TOTAL NET ASSETS — 100.0%	$714,827,388

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	711,913,181	—	—
Temporary Cash Investments	—	3,748,525	—
	711,913,181	3,748,525	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2018

Equity Growth - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.6%
Boeing Co. (The)	119,239	39,096,084
Curtiss-Wright Corp.	59,016	7,971,291
General Dynamics Corp.	153,347	33,874,352
		80,941,727
Auto Components — 0.7%
BorgWarner, Inc.	464,384	23,326,008
Banks — 7.5%
Bank of America Corp.	1,884,967	56,530,160
Citigroup, Inc.	48,637	3,282,997
Fifth Third Bancorp	51,605	1,638,459
JPMorgan Chase & Co.	706,841	77,731,305
SunTrust Banks, Inc.	454,663	30,935,271
U.S. Bancorp	651,978	32,924,889
Wells Fargo & Co.	613,222	32,138,965
		235,182,046
Beverages — 1.0%
Molson Coors Brewing Co., Class B	172,817	13,018,304
PepsiCo, Inc.	163,578	17,854,539
		30,872,843
Biotechnology — 4.5%
AbbVie, Inc.	431,208	40,813,837
Alexion Pharmaceuticals, Inc.(1)	71,495	7,968,833
Amgen, Inc.	236,519	40,321,759
Biogen, Inc.(1)	112,562	30,821,727
Celgene Corp.(1)	242,922	21,671,072
		141,597,228
Building Products — 0.3%
Owens Corning	129,308	10,396,363
Capital Markets — 2.6%
Evercore, Inc., Class A	242,524	21,148,093
MSCI, Inc.	53,067	7,931,924
Nasdaq, Inc.	246,593	21,261,248
S&P Global, Inc.	161,611	30,877,398
		81,218,663
Chemicals — 3.8%
Air Products & Chemicals, Inc.	176,880	28,129,226
Eastman Chemical Co.	253,527	26,767,381
FMC Corp.	298,749	22,875,211
Huntsman Corp.	260,213	7,611,230
Monsanto Co.	58,593	6,837,217
PPG Industries, Inc.	167,851	18,732,172
WR Grace & Co.	139,813	8,560,750
		119,513,187
Commercial Services and Supplies — 0.2%
MSA Safety, Inc.	32,287	2,687,570

Pitney Bowes, Inc.	192,960	2,101,334
		4,788,904

Communications Equipment — 1.9%
Cisco Systems, Inc.	1,363,559	58,483,046
Consumer Finance — 0.8%
American Express Co.	109,224	10,188,415
Synchrony Financial	468,101	15,695,426
		25,883,841
Diversified Consumer Services — 0.8%
Grand Canyon Education, Inc.(1)	45,154	4,737,558
H&R Block, Inc.	763,320	19,395,961
		24,133,519
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	142,025	28,331,147
Leucadia National Corp.	144,384	3,281,848
		31,612,995
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	190,881	6,804,907
Verizon Communications, Inc.	59,557	2,848,016
		9,652,923
Electric Utilities — 0.3%
Portland General Electric Co.	246,359	9,980,003
Electrical Equipment — 0.3%
Emerson Electric Co.	144,355	9,859,447
Electronic Equipment, Instruments and Components — 0.1%
Jabil, Inc.	67,720	1,945,596
Energy Equipment and Services — 1.0%
Halliburton Co.	658,252	30,898,349
Equity Real Estate Investment Trusts (REITs) — 1.9%
Apple Hospitality REIT, Inc.	110,004	1,932,770
Piedmont Office Realty Trust, Inc., Class A	121,740	2,141,407
PotlatchDeltic Corp.	461,602	24,026,384
Senior Housing Properties Trust	117,010	1,832,377
Weyerhaeuser Co.	724,185	25,346,475
WP Carey, Inc.	76,062	4,715,083
		59,994,496
Food and Staples Retailing — 0.3%
CVS Health Corp.	172,350	10,721,894
Food Products — 1.8%
Conagra Brands, Inc.	725,707	26,764,074
Hershey Co. (The)	260,728	25,801,643
Sanderson Farms, Inc.	31,958	3,803,641
		56,369,358
Health Care Equipment and Supplies — 3.5%
Cooper Cos., Inc. (The)	50,492	11,553,075
Edwards Lifesciences Corp.(1)	132,047	18,423,197
Hill-Rom Holdings, Inc.	133,160	11,584,920
Intuitive Surgical, Inc.(1)	76,060	31,399,850
LivaNova plc(1)	56,535	5,003,347
Masimo Corp.(1)	35,926	3,159,692
Varian Medical Systems, Inc.(1)	158,112	19,392,437

Zimmer Biomet Holdings, Inc.	97,971	10,682,758
		111,199,276
Health Care Providers and Services — 1.9%
Cigna Corp.	5,410	907,473
Express Scripts Holding Co.(1)	77,159	5,330,144
UnitedHealth Group, Inc.	247,524	52,970,136
		59,207,753
Health Care Technology — 0.3%
Cerner Corp.(1)	156,445	9,073,810
Hotels, Restaurants and Leisure — 3.6%
Hilton Grand Vacations, Inc.(1)	128,306	5,519,724
International Game Technology plc	219,668	5,871,726
Las Vegas Sands Corp.	343,075	24,667,092
Marriott International, Inc., Class A	217,458	29,569,939
Royal Caribbean Cruises Ltd.	211,256	24,873,281
Vail Resorts, Inc.	106,887	23,696,848
		114,198,610
Household Durables — 0.5%
Garmin Ltd.	44,805	2,640,359
Toll Brothers, Inc.	299,533	12,954,802
		15,595,161
Household Products — 1.0%
Kimberly-Clark Corp.	261,459	28,794,480
Procter & Gamble Co. (The)	43,180	3,423,310
		32,217,790
Industrial Conglomerates — 2.4%
3M Co.	113,963	25,017,158
Carlisle Cos., Inc.	123,272	12,870,829
Honeywell International, Inc.	262,349	37,912,054
		75,800,041
Insurance — 2.6%
Allstate Corp. (The)	291,612	27,644,817
First American Financial Corp.	152,604	8,954,803
Hartford Financial Services Group, Inc. (The)	501,764	25,850,881
Principal Financial Group, Inc.	193,367	11,777,984
Torchmark Corp.	77,193	6,497,335
		80,725,820
Internet and Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)	67,237	97,314,799
Booking Holdings, Inc.(1)	6,358	13,227,120
		110,541,919
Internet Software and Services — 6.5%
Alphabet, Inc., Class A(1)	109,919	114,001,392
eBay, Inc.(1)	127,595	5,134,423
Facebook, Inc., Class A(1)	467,941	74,772,292
LogMeIn, Inc.	75,597	8,735,233
		202,643,340
IT Services — 2.3%
Alliance Data Systems Corp.	6,617	1,408,495
International Business Machines Corp.	275,285	42,236,978
Total System Services, Inc.	323,302	27,888,030
		71,533,503

Life Sciences Tools and Services — 0.6%
ICON plc(1)	44,578	5,266,445
PerkinElmer, Inc.	182,266	13,801,181
		19,067,626
Machinery — 3.7%
Caterpillar, Inc.	247,447	36,468,739
Ingersoll-Rand plc	136,151	11,642,272
Oshkosh Corp.	278,976	21,556,476
PACCAR, Inc.	171,449	11,344,780
Parker-Hannifin Corp.	90,013	15,394,923
Toro Co. (The)	309,223	19,310,976
		115,718,166
Media — 0.7%
John Wiley & Sons, Inc., Class A	85,600	5,452,720
Time Warner, Inc.	164,393	15,548,290
		21,001,010
Oil, Gas and Consumable Fuels — 3.9%
Chevron Corp.	315,166	35,941,530
Exxon Mobil Corp.	419,994	31,335,752
HollyFrontier Corp.	464,788	22,709,542
Marathon Petroleum Corp.	422,297	30,874,134
PBF Energy, Inc., Class A	67,849	2,300,081
		123,161,039
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.	334,784	9,631,736
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	208,099	10,159,393
Estee Lauder Cos., Inc. (The), Class A	8,719	1,305,409
		11,464,802
Pharmaceuticals — 5.7%
Allergan plc	67,623	11,380,275
Bristol-Myers Squibb Co.	32,724	2,069,793
Eli Lilly & Co.	212,340	16,428,746
Johnson & Johnson	389,364	49,896,996
Merck & Co., Inc.	811,098	44,180,508
Pfizer, Inc.	1,505,696	53,437,151
		177,393,469
Professional Services — 0.2%
Robert Half International, Inc.	83,401	4,828,084
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.	34,504	6,025,779
Road and Rail — 0.1%
Ryder System, Inc.	63,756	4,640,799
Semiconductors and Semiconductor Equipment — 6.2%
Applied Materials, Inc.	532,883	29,633,624
Broadcom Ltd.	113,997	26,863,393
Intel Corp.	1,248,057	64,998,808
Lam Research Corp.	159,792	32,463,343
Texas Instruments, Inc.	375,916	39,053,913
		193,013,081
Software — 7.6%
Activision Blizzard, Inc.	318,383	21,478,117
Adobe Systems, Inc.(1)	170,521	36,846,178

Electronic Arts, Inc.(1)	201,301	24,405,733
Microsoft Corp.	1,349,847	123,200,536
Oracle Corp. (New York)	608,415	27,834,986
Synopsys, Inc.(1)	49,910	4,154,508
		237,920,058
Specialty Retail — 1.5%
Best Buy Co., Inc.	425,711	29,795,513
Lowe's Cos., Inc.	16,319	1,431,992
Ross Stores, Inc.	211,261	16,474,133
		47,701,638
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	578,234	97,016,101
Western Digital Corp.	26,294	2,426,147
		99,442,248
Textiles, Apparel and Luxury Goods — 2.0%
Deckers Outdoor Corp.(1)	252,560	22,737,977
Michael Kors Holdings Ltd.(1)	394,424	24,485,842
Tapestry, Inc.	323,416	17,014,916
		64,238,735
Trading Companies and Distributors — 0.2%
United Rentals, Inc.(1)	35,008	6,046,932
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	389,214	23,757,623
TOTAL COMMON STOCKS (Cost $2,347,239,049)		3,105,162,284
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $19,604,809), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $19,179,938)		19,176,848
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $16,309,752), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $15,988,314)		15,987,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,163,848)		35,163,848
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,382,402,897)		3,140,326,132
OTHER ASSETS AND LIABILITIES — (0.2)%		(7,224,350)
TOTAL NET ASSETS — 100.0%		$3,133,101,782

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,105,162,284	—	—
Temporary Cash Investments	—	35,163,848	—
	3,105,162,284	35,163,848	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
March 31, 2018

Global Gold - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Australia — 14.6%
Evolution Mining Ltd.	2,145,700	5,021,665
Gold Road Resources Ltd.(1)	5,909,090	3,727,727
Newcrest Mining Ltd.	1,015,713	15,269,944
Northern Star Resources Ltd.	2,299,200	11,170,518
OZ Minerals Ltd.	284,500	1,975,067
Ramelius Resources Ltd.(1)	1,549,200	618,983
Regis Resources Ltd.	2,067,300	7,227,598
Resolute Mining Ltd.	720,900	698,668
Saracen Mineral Holdings Ltd.(1)	1,815,500	2,494,627
St. Barbara Ltd.	2,194,200	6,751,902
		54,956,699
Canada — 51.6%
Agnico Eagle Mines Ltd.	126,766	5,332,959
Agnico Eagle Mines Ltd. (New York)	192,600	8,102,682
Alamos Gold, Inc., Class A	30,800	160,174
Alamos Gold, Inc., Class A (New York)	240,900	1,255,089
Alio Gold, Inc.(1)	79,400	154,689
B2Gold Corp.(1)	528,482	1,448,008
B2Gold Corp. (New York)(1)	454,700	1,241,331
Barrick Gold Corp.	2,007,412	24,992,279
Centerra Gold, Inc.(1)	1,045,900	5,999,302
Continental Gold, Inc.(1)	270,400	742,978
Detour Gold Corp.(1)	30,601	309,727
Endeavour Mining Corp.(1)	47,300	872,683
Fortuna Silver Mines, Inc.(1)	140,700	733,047
Franco-Nevada Corp.	151,893	10,363,174
Franco-Nevada Corp. (New York)	243,800	16,673,482
GoGold Resources, Inc.(1)	5,526,925	1,715,970
Gold Standard Ventures Corp.(Acquired 2/25/14, Cost $3,357,611)(1)(2)	4,877,162	7,987,590
Goldcorp, Inc.	733,776	10,132,243
Goldcorp, Inc. (New York)	549,000	7,587,180
Guyana Goldfields, Inc.(1)	721,621	2,789,360
IAMGOLD Corp.(1)	310,419	1,609,500
IAMGOLD Corp. (New York)(1)	1,238,200	6,426,258
Kinross Gold Corp.(1)	364,752	1,441,058
Kinross Gold Corp. (New York)(1)	2,733,157	10,795,970
Kirkland Lake Gold Ltd.	755,600	11,712,137
Lucara Diamond Corp.	357,700	558,060
OceanaGold Corp.	329,953	888,685
Orezone Gold Corp.(1)	5,400,000	3,646,525
Pan American Silver Corp. (NASDAQ)	514,800	8,314,020
Premier Gold Mines Ltd.(1)	339,100	742,238
Roxgold, Inc.(1)	2,860,300	2,242,328
Sandstorm Gold Ltd. (New York)(1)	153,400	730,184
Sandstorm Gold Ltd.(1)	345,000	1,644,196
SEMAFO, Inc.(1)	516,100	1,486,189
Silvercorp Metals, Inc.	584,900	1,575,351

SSR Mining, Inc. (Toronto)(1)	114,000	1,098,102
SSR Mining, Inc.(1)	614,900	5,903,040
Tahoe Resources, Inc. (New York)	841,400	3,946,166
Tahoe Resources, Inc.	49,600	232,918
Wheaton Precious Metals Corp.	962,800	19,612,236
Yamana Gold, Inc. (New York)	477,181	1,317,020
		194,516,128
China — 1.7%
Zijin Mining Group Co. Ltd., H Shares	13,782,000	6,245,213
Mexico — 0.1%
Industrias Penoles SAB de CV	27,300	560,778
Peru — 1.7%
Cia de Minas Buenaventura SAA ADR	424,500	6,465,135
Russia — 0.3%
Alrosa PJSC	747,600	1,191,531
South Africa — 4.8%
Anglo American Platinum Ltd.	11,400	312,139
AngloGold Ashanti Ltd.	225,302	2,132,570
AngloGold Ashanti Ltd. ADR	601,376	5,707,059
Gold Fields Ltd.	1,638,310	6,608,650
Gold Fields Ltd. ADR	544,400	2,188,488
Sibanye Gold Ltd. ADR	236,118	942,111
		17,891,017
United Kingdom — 6.5%
Centamin plc	4,058,200	8,794,845
Randgold Resources Ltd. ADR	188,300	15,674,092
		24,468,937
United States — 16.2%
Newmont Mining Corp.	1,225,414	47,876,925
Royal Gold, Inc.	151,621	13,019,695
		60,896,620
TOTAL COMMON STOCKS (Cost $277,791,886)		367,192,058
EXCHANGE-TRADED FUNDS — 1.3%
VanEck Vectors Gold Miners ETF	170,700	3,751,986
VanEck Vectors Junior Gold Miners ETF	40,000	1,286,000
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,538,602)		5,037,986
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $2,137,606), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $2,091,281)		2,090,944
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,782,434), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $1,743,143)		1,743,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,431	1,431
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,835,375)		3,835,375
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $287,165,863)		376,065,419
OTHER ASSETS AND LIABILITIES — 0.2%		678,203
TOTAL NET ASSETS — 100.0%		$376,743,622

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,987,590, which represented 2.1% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	54,956,699	—
Canada	117,629,984	76,886,144	—
China	—	6,245,213	—
Mexico	—	560,778	—
Russia	—	1,191,531	—
South Africa	8,837,658	9,053,359	—
United Kingdom	15,674,092	8,794,845	—
Other Countries	67,361,755	—	—
Exchange-Traded Funds	5,037,986	—	—
Temporary Cash Investments	1,431	3,833,944	—
	214,542,906	161,522,513	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
March 31, 2018

Income & Growth - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.3%
Boeing Co. (The)	81,044	26,572,707
General Dynamics Corp.	110,009	24,300,988
		50,873,695
Automobiles — 0.9%
Ford Motor Co.	1,808,935	20,043,000
Banks — 7.4%
Bank of America Corp.	877,965	26,330,170
BB&T Corp.	126,396	6,577,648
Citigroup, Inc.	20,435	1,379,363
JPMorgan Chase & Co.	454,525	49,984,114
PNC Financial Services Group, Inc. (The)	69,829	10,560,938
SunTrust Banks, Inc.	329,314	22,406,525
U.S. Bancorp	457,689	23,113,294
Wells Fargo & Co.	429,172	22,492,905
		162,844,957
Beverages — 0.3%
PepsiCo, Inc.	67,319	7,347,869
Biotechnology — 4.2%
AbbVie, Inc.	324,492	30,713,168
Amgen, Inc.	165,317	28,183,242
Biogen, Inc.(1)	16,211	4,438,896
Gilead Sciences, Inc.	373,320	28,144,595
		91,479,901
Capital Markets — 0.9%
Moelis & Co., Class A	89,506	4,551,380
Nasdaq, Inc.	128,252	11,057,887
S&P Global, Inc.	19,931	3,808,017
		19,417,284
Chemicals — 3.7%
Air Products & Chemicals, Inc.	132,726	21,107,416
Eastman Chemical Co.	184,738	19,504,638
Monsanto Co.	45,919	5,358,288
PPG Industries, Inc.	143,151	15,975,652
Praxair, Inc.	139,305	20,101,711
		82,047,705
Commercial Services and Supplies — 0.3%
Waste Management, Inc.	66,470	5,591,456
Communications Equipment — 1.7%
Cisco Systems, Inc.	847,906	36,366,688
Containers and Packaging — 1.1%
International Paper Co.	100,858	5,388,843
WestRock Co.	294,303	18,885,423
		24,274,266
Diversified Consumer Services — 0.8%
H&R Block, Inc.	670,150	17,028,512

Diversified Financial Services — 0.8%

Berkshire Hathaway, Inc., Class B(1)	85,040	16,963,779
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,064,176	37,937,874
Verizon Communications, Inc.	316,233	15,122,262
		53,060,136
Electric Utilities — 1.2%
FirstEnergy Corp.	603,863	20,537,380
Portland General Electric Co.	163,725	6,632,500
		27,169,880
Electrical Equipment — 0.6%
Emerson Electric Co.	174,109	11,891,645
Rockwell Automation, Inc.	7,688	1,339,249
		13,230,894
Electronic Equipment, Instruments and Components — 0.7%
National Instruments Corp.	301,113	15,227,284
Energy Equipment and Services — 2.0%
Halliburton Co.	474,241	22,260,873
Schlumberger Ltd.	341,640	22,131,439
		44,392,312
Equity Real Estate Investment Trusts (REITs) — 5.2%
Apple Hospitality REIT, Inc.	874,812	15,370,447
Hospitality Properties Trust	117,205	2,969,975
Lexington Realty Trust	1,099,996	8,656,968
Park Hotels & Resorts, Inc.	345,149	9,325,926
Piedmont Office Realty Trust, Inc., Class A	397,854	6,998,252
Select Income REIT	496,877	9,679,164
Senior Housing Properties Trust	922,390	14,444,627
VEREIT, Inc.	2,350,782	16,361,443
Weingarten Realty Investors	167,147	4,693,488
Weyerhaeuser Co.	267,127	9,349,445
WP Carey, Inc.	274,943	17,043,716
		114,893,451
Food and Staples Retailing — 0.9%
CVS Health Corp.	311,243	19,362,427
Food Products — 1.7%
Conagra Brands, Inc.	213,862	7,887,231
Hershey Co. (The)	188,164	18,620,709
Kellogg Co.	173,963	11,309,335
		37,817,275
Health Care Equipment and Supplies — 1.5%
Medtronic plc	217,874	17,477,852
Zimmer Biomet Holdings, Inc.	146,692	15,995,296
		33,473,148
Health Care Providers and Services — 1.0%
Cigna Corp.	13,052	2,189,343
UnitedHealth Group, Inc.	87,369	18,696,966
		20,886,309
Hotels, Restaurants and Leisure — 2.4%
Las Vegas Sands Corp.	264,411	19,011,151
Marriott International, Inc., Class A	61,733	8,394,453
Royal Caribbean Cruises Ltd.	152,266	17,927,799
Wyndham Worldwide Corp.	54,572	6,244,674

		51,578,077
Household Durables — 0.9%
Garmin Ltd.	330,949	19,502,825
Household Products — 1.1%
Kimberly-Clark Corp.	188,327	20,740,453
Procter & Gamble Co. (The)	30,687	2,432,865
		23,173,318
Industrial Conglomerates — 1.2%
3M Co.	1,895	415,990
Honeywell International, Inc.	185,602	26,821,345
		27,237,335
Insurance — 2.9%
Allstate Corp. (The)	210,540	19,959,192
Assurant, Inc.	125,496	11,471,589
First American Financial Corp.	139,011	8,157,166
Hartford Financial Services Group, Inc. (The)	138,087	7,114,242
MetLife, Inc.	245,716	11,275,907
Principal Financial Group, Inc.	85,117	5,184,477
		63,162,573
Internet and Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	26,544	38,418,193
Internet Software and Services — 4.7%
Alphabet, Inc., Class A(1)	65,512	67,945,116
Alphabet, Inc., Class C(1)	7,240	7,470,159
Facebook, Inc., Class A(1)	136,452	21,803,665
LogMeIn, Inc.	50,262	5,807,774
		103,026,714
IT Services — 1.8%
Accenture plc, Class A	7,698	1,181,643
International Business Machines Corp.	193,414	29,675,510
MAXIMUS, Inc.	69,215	4,619,409
Total System Services, Inc.	5,016	432,680
Western Union Co. (The)	181,704	3,494,168
		39,403,410
Machinery — 3.6%
Caterpillar, Inc.	187,821	27,681,059
Cummins, Inc.	120,875	19,592,629
Ingersoll-Rand plc	215,363	18,415,690
PACCAR, Inc.	65,342	4,323,680
Toro Co. (The)	149,166	9,315,417
		79,328,475
Media — 0.3%
Time Warner, Inc.	75,533	7,143,911
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc.	170,295	1,776,177
Chimera Investment Corp.	612,435	10,662,494
Two Harbors Investment Corp.	1,038,317	15,958,932
		28,397,603
Oil, Gas and Consumable Fuels — 6.6%
Chevron Corp.	329,164	37,537,863
Exxon Mobil Corp.	610,945	45,582,606
HollyFrontier Corp.	402,671	19,674,505

Marathon Petroleum Corp.	267,117	19,528,924
Valero Energy Corp.	240,971	22,354,880
		144,678,778
Pharmaceuticals — 7.0%
Allergan plc	88,024	14,813,559
Bristol-Myers Squibb Co.	433,863	27,441,835
Eli Lilly & Co.	288,754	22,340,897
Johnson & Johnson	136,936	17,548,348
Merck & Co., Inc.	563,768	30,708,443
Pfizer, Inc.	1,115,858	39,601,800
		152,454,882
Road and Rail — 0.6%
Norfolk Southern Corp.	37,995	5,158,961
Ryder System, Inc.	96,913	7,054,297
		12,213,258
Semiconductors and Semiconductor Equipment — 6.6%
Applied Materials, Inc.	195,587	10,876,593
Broadcom Ltd.	54,351	12,807,813
Intel Corp.	831,099	43,283,636
KLA-Tencor Corp.	85,497	9,320,028
Lam Research Corp.	36,106	7,335,295
Maxim Integrated Products, Inc.	67,589	4,070,210
QUALCOMM, Inc.	405,259	22,455,401
Skyworks Solutions, Inc.	39,577	3,967,990
Texas Instruments, Inc.	292,019	30,337,854
		144,454,820
Software — 6.2%
Activision Blizzard, Inc.	323,702	21,836,937
CA, Inc.	21,940	743,766
Microsoft Corp.	913,950	83,416,216
Oracle Corp. (New York)	646,580	29,581,035
		135,577,954
Specialty Retail — 1.6%
Best Buy Co., Inc.	321,759	22,519,912
Lowe's Cos., Inc.	37,200	3,264,300
Ross Stores, Inc.	123,617	9,639,654
		35,423,866
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	559,827	93,927,774
Seagate Technology plc	321,205	18,796,917
		112,724,691
Textiles, Apparel and Luxury Goods — 1.4%
Ralph Lauren Corp.	3,780	422,604
Tapestry, Inc.	202,154	10,635,322
VF Corp.	250,350	18,555,942
		29,613,868
Tobacco — 0.2%
Altria Group, Inc.	55,952	3,486,929
TOTAL COMMON STOCKS (Cost $1,653,498,425)		2,164,793,708
TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $11,343,789), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $11,097,949)	11,096,161
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $9,436,812), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $9,250,761)	9,250,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,346,161)	20,346,161
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,673,844,586)	2,185,139,869
OTHER ASSETS AND LIABILITIES — 0.1%	2,735,836
TOTAL NET ASSETS — 100.0%	$2,187,875,705

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,164,793,708	—	—
Temporary Cash Investments	—	20,346,161	—
	2,164,793,708	20,346,161	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
March 31, 2018

International Core Equity - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.3%
Australia — 3.5%
Aristocrat Leisure Ltd.	1,873	34,918
Australia & New Zealand Banking Group Ltd.	20,103	417,078
CIMIC Group Ltd.	7,238	249,711
Fortescue Metals Group Ltd.	57,563	192,670
Qantas Airways Ltd.	32,853	147,802
Wesfarmers Ltd.	3,116	99,981
Whitehaven Coal Ltd.	21,574	74,625
		1,216,785
Austria — 0.5%
OMV AG	3,309	192,951
Belgium — 2.3%
KBC Group NV	3,409	297,148
Solvay SA	1,699	236,233
Telenet Group Holding NV(1)	3,819	255,248
		788,629
Brazil — 1.0%
Banco Bradesco SA Preference Shares	6,930	82,956
Banco Santander Brasil SA ADR	11,700	140,634
Petroleo Brasileiro SA ADR(1)	10,000	129,900
		353,490
China — 1.0%
China Petroleum & Chemical Corp., H Shares	176,000	156,055
Country Garden Holdings Co. Ltd.	46,000	96,061
Tencent Holdings Ltd.	1,500	79,847
		331,963
Denmark — 1.0%
H Lundbeck A/S	4,132	230,968
Vestas Wind Systems A/S	1,525	109,188
		340,156
Finland — 1.4%
UPM-Kymmene Oyj	6,396	237,347
Valmet Oyj	12,996	260,797
		498,144
France — 7.4%
Air France-KLM(1)	3,430	38,107
BNP Paribas SA	5,048	374,286
Casino Guichard Perrachon SA	4,398	215,645
CNP Assurances	10,564	266,732
Eutelsat Communications SA	6,489	128,675
Faurecia SA	3,647	295,502
Kering SA	117	56,101
Metropole Television SA	7,556	194,680
Orange SA	6,246	106,074
Peugeot SA	12,321	296,717
Safran SA	715	75,769
TOTAL SA	1,330	75,589
Ubisoft Entertainment SA(1)	2,132	180,096

Veolia Environnement SA	11,685	277,105
		2,581,078
Germany — 6.5%
BASF SE	1,265	128,563
Bayer AG	2,184	246,952
Covestro AG	2,868	282,302
Deutsche Lufthansa AG	8,794	280,912
Deutsche Telekom AG	21,848	356,411
HUGO BOSS AG	2,444	213,006
METRO AG	13,497	239,004
Rheinmetall AG	2,305	327,702
Schaeffler AG Preference Shares	6,721	103,781
Siemens AG	500	63,775
		2,242,408
Hong Kong — 3.3%
Hang Seng Bank Ltd.	4,700	109,576
Health and Happiness H&H International Holdings Ltd.(1)	33,500	255,972
PCCW Ltd.	93,000	53,957
WH Group Ltd.	194,000	208,530
Wharf Holdings Ltd. (The)	70,000	242,494
Wheelock & Co. Ltd.	37,000	271,350
		1,141,879
India — 0.8%
Maruti Suzuki India Ltd.	2,028	277,050
Ireland — 0.1%
CRH plc	697	23,698
Italy — 3.2%
Atlantia SpA	2,155	66,808
Eni SpA	20,255	357,054
EXOR NV	1,404	100,311
Fiat Chrysler Automobiles NV(1)	13,671	280,309
Iren SpA	12,087	37,987
Societa Iniziative Autostradali e Servizi SpA	13,647	254,925
		1,097,394
Japan — 25.1%
Astellas Pharma, Inc.	20,300	311,741
Bridgestone Corp.	2,700	118,537
Brother Industries Ltd.	7,400	172,198
Canon, Inc.	4,400	160,699
cocokara fine, Inc.	2,200	152,974
Daiichikosho Co., Ltd.	1,600	84,130
Daito Trust Construction Co. Ltd.	1,600	271,889
FANUC Corp.	500	127,254
Haseko Corp.	12,600	194,326
Hitachi Construction Machinery Co. Ltd.	7,900	307,886
JXTG Holdings, Inc.	28,600	174,704
Kajima Corp.	27,000	253,864
KDDI Corp.	8,800	225,995
Keyence Corp.	100	62,594
Kirin Holdings Co. Ltd.	12,300	329,867
Koito Manufacturing Co. Ltd.	800	56,096
Lawson, Inc.	1,800	123,027
Mitsubishi Chemical Holdings Corp.	20,600	200,057

Mitsubishi UFJ Financial Group, Inc.	42,600	282,743
Mixi, Inc.	800	29,878
Mizuho Financial Group, Inc.	46,700	84,920
Nexon Co. Ltd.(1)	8,400	142,497
Nihon Unisys Ltd.	9,100	197,690
Nippon Telegraph & Telephone Corp.	6,500	301,955
NTT DOCOMO, Inc.	11,500	292,785
Pola Orbis Holdings, Inc.	2,900	121,463
Recruit Holdings Co. Ltd.	12,500	313,721
Saizeriya Co., Ltd.	1,200	34,007
Secom Co. Ltd.	4,000	297,596
Sega Sammy Holdings, Inc.	8,700	141,737
SoftBank Group Corp.	700	52,142
Sompo Holdings, Inc.	800	32,330
Sony Corp.	5,600	272,716
Stanley Electric Co. Ltd.	6,800	256,383
Subaru Corp.	5,800	191,971
Sumitomo Mitsui Financial Group, Inc.	1,600	67,847
Suntory Beverage & Food Ltd.	4,700	227,900
Suzuken Co. Ltd.	6,500	273,210
Suzuki Motor Corp.	5,500	298,568
Taisei Corp.	5,200	266,444
Tokyo Electron Ltd.	1,700	313,961
Toshiba TEC Corp.	30,000	177,971
Tosoh Corp.	11,900	235,040
Toyota Motor Corp.	4,100	267,215
Trend Micro, Inc.	1,900	112,688
Ulvac, Inc.	1,400	79,755
		8,694,971
Malaysia — 0.7%
Hong Leong Financial Group Bhd	31,300	155,989
Malayan Banking Bhd	39,100	106,496
		262,485
Netherlands — 3.7%
ASR Nederland NV	3,911	167,436
ING Groep NV	21,849	369,024
Koninklijke Ahold Delhaize NV	14,586	345,853
Koninklijke Philips NV	8,056	309,592
Unilever NV CVA	1,355	76,596
		1,268,501
New Zealand — 0.2%
a2 Milk Co. Ltd.(1)	6,744	60,594
Norway — 1.0%
Aker BP ASA	2,598	70,278
Statoil ASA	11,509	272,580
		342,858
Portugal — 0.8%
Galp Energia SGPS SA	14,940	281,804
Singapore — 2.0%
Oversea-Chinese Banking Corp. Ltd.	37,000	364,458
United Overseas Bank Ltd.	15,600	328,958
		693,416

South Korea — 1.7%
LG Household & Health Care Ltd. Preference Shares	270	178,414
Samsung Electronics Co. Ltd.	94	219,054
SK Hynix, Inc.	2,706	207,230
		604,698
Spain — 2.5%
Amadeus IT Group SA	3,828	282,994
Fomento de Construcciones y Contratas SA(1)	18,446	225,806
Mapfre SA	19,993	66,497
Telefonica SA	28,585	283,307
		858,604
Sweden — 1.8%
Atlas Copco AB, A Shares	2,604	112,809
Electrolux AB, Series B	6,884	216,623
Industrivarden AB, C Shares	10,789	250,909
Kinnevik AB, B Shares	1,347	48,530
Tele2 AB, B Shares	807	9,690
		638,561
Switzerland — 7.1%
ABB Ltd.	1,363	32,459
Credit Suisse Group AG	5,795	97,237
Nestle SA	7,862	622,406
Novartis AG	5,113	413,652
Partners Group Holding AG	388	288,763
Roche Holding AG	2,739	628,217
Zurich Insurance Group AG	1,164	381,949
		2,464,683
Taiwan — 1.8%
Formosa Chemicals & Fibre Corp.	31,000	117,045
Formosa Petrochemical Corp.	22,000	90,643
Formosa Plastics Corp.	50,000	178,015
Pegatron Corp.	46,000	115,548
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,500	109,400
		610,651
United Kingdom — 15.9%
3i Group plc	25,424	306,971
Anglo American plc	8,485	198,228
BHP Billiton plc	20,922	412,708
BP plc	10,000	67,335
British American Tobacco plc	874	50,737
BT Group plc	14,626	46,735
Burberry Group plc	11,685	278,268
Centrica plc	34,423	68,737
Direct Line Insurance Group plc	51,024	273,189
Evraz plc	26,538	161,964
Experian plc	6,187	133,651
G4S plc	39,620	138,131
GlaxoSmithKline plc	23,987	466,019
HSBC Holdings plc	36,485	341,057
Imperial Brands plc	7,448	253,816
International Consolidated Airlines Group SA	31,433	272,034
Legal & General Group plc	37,276	135,029
Marks & Spencer Group plc	8,185	31,065

Rio Tinto plc	9,319	473,143
Royal Dutch Shell plc, B Shares	14,665	472,579
Standard Life Aberdeen plc	39,735	200,800
Taylor Wimpey plc	102,798	266,664
Unilever plc	691	38,397
Vodafone Group plc	149,025	408,059
		5,495,316
TOTAL COMMON STOCKS (Cost $30,729,733)		33,362,767
EXCHANGE-TRADED FUNDS — 2.8%
iShares MSCI EAFE ETF	10,500	731,640
iShares MSCI Japan ETF	4,136	250,972
TOTAL EXCHANGE-TRADED FUNDS (Cost $928,784)		982,612
TEMPORARY CASH INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $119,553)	119,553	119,553
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $31,778,070)		34,464,932
OTHER ASSETS AND LIABILITIES — 0.5%		164,505
TOTAL NET ASSETS — 100.0%		$34,629,437

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	17.8%
Consumer Discretionary	14.0%
Industrials	12.7%
Consumer Staples	10.2%
Materials	9.2%
Health Care	8.3%
Information Technology	7.5%
Energy	6.9%
Telecommunication Services	6.0%
Real Estate	2.6%
Utilities	1.1%
Exchange-Traded Funds	2.8%
Cash and Equivalents*	0.9%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	379,934	32,982,833	—
Exchange-Traded Funds	982,612	—	—
Temporary Cash Investments	119,553	—	—
	1,482,099	32,982,833	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Real Return Fund
March 31, 2018

Multi-Asset Real Return - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 49.5%
Aerospace and Defense — 2.4%
Boeing Co. (The)	257	84,265
Curtiss-Wright Corp.	619	83,609
Huntington Ingalls Industries, Inc.	295	76,039
Raytheon Co.	393	84,817
United Technologies Corp.	543	68,320
		397,050
Air Freight and Logistics — 0.4%
XPO Logistics, Inc.(1)	663	67,500
Airlines — 0.4%
Delta Air Lines, Inc.	1,285	70,431
Banks — 3.6%
Bank of America Corp.	2,730	81,873
BB&T Corp.	1,261	65,622
CIT Group, Inc.	1,277	65,766
Citigroup, Inc.	1,193	80,527
Comerica, Inc.	718	68,878
JPMorgan Chase & Co.	760	83,577
PNC Financial Services Group, Inc. (The)	473	71,537
Regions Financial Corp.	3,607	67,018
		584,798
Biotechnology — 1.7%
AbbVie, Inc.	604	57,169
Amgen, Inc.	383	65,294
Biogen, Inc.(1)	168	46,002
BioMarin Pharmaceutical, Inc.(1)	835	67,693
Vertex Pharmaceuticals, Inc.(1)	301	49,057
		285,215
Capital Markets — 1.0%
Brookfield Asset Management, Inc., Class A	291	11,343
Morgan Stanley	1,197	64,590
State Street Corp.	962	95,941
		171,874
Chemicals — 1.8%
Arkema SA	196	25,594
BASF SE	264	26,831
Celanese Corp., Series A	238	23,850
CF Industries Holdings, Inc.	620	23,393
Covestro AG	259	25,494
Eastman Chemical Co.	237	25,022
Huntsman Corp.	791	23,137
LyondellBasell Industries NV, Class A	208	21,981
Methanex Corp.	282	17,084
Mosaic Co. (The)	778	18,890

Sherwin-Williams Co. (The)	53	20,782
Sika AG	2	15,676
Westlake Chemical Corp.	217	24,120
		291,854
Communications Equipment — 0.9%
Cisco Systems, Inc.	1,935	82,992
Palo Alto Networks, Inc.(1)	365	66,255
		149,247
Consumer Finance — 0.3%
American Express Co.	482	44,961
Containers and Packaging — 0.3%
Berry Global Group, Inc.(1)	801	43,903
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	228	45,481
Electric Utilities — 0.6%
NextEra Energy, Inc.	570	93,098
Electrical Equipment — 0.3%
Hubbell, Inc.	417	50,782
Electronic Equipment, Instruments and Components — 1.0%
FLIR Systems, Inc.	1,745	87,267
SYNNEX Corp.	594	70,330
		157,597
Energy Equipment and Services — 0.1%
Halliburton Co.	399	18,729
Equity Real Estate Investment Trusts (REITs) — 5.7%
Agree Realty Corp.	181	8,695
Alexandria Real Estate Equities, Inc.	335	41,838
Allied Properties Real Estate Investment Trust	486	15,300
Camden Property Trust	167	14,058
CapitaLand Commercial Trust	4,700	6,593
Charter Hall Group	4,590	20,323
CyrusOne, Inc.	139	7,118
Daiwa House REIT Investment Corp.	4	9,684
Duke Realty Corp.	590	15,623
Equinix, Inc.	51	21,325
Essex Property Trust, Inc.	134	32,251
Extra Space Storage, Inc.	438	38,264
Fibra Uno Administracion SA de CV	5,312	8,030
Gecina SA	238	41,367
GGP, Inc.	664	13,586
GLP J-REIT	17	18,841
Goodman Group	4,765	30,969
Healthcare Realty Trust, Inc.	505	13,994
Hispania Activos Inmobiliarios SOCIMI SA	472	10,042
Host Hotels & Resorts, Inc.	608	11,333
Inmobiliaria Colonial Socimi SA	1,084	12,543
Invitation Homes, Inc.	1,248	28,492
Japan Hotel REIT Investment Corp.	37	26,384
Link REIT	3,500	30,017

Orix JREIT, Inc.	11	17,101
Prologis, Inc.	1,110	69,919
Rayonier, Inc.	1,671	58,786
Regency Centers Corp.	197	11,619
Safestore Holdings plc	2,676	18,455
SBA Communications Corp.(1)	225	38,457
Scentre Group	2,189	6,466
Segro plc	4,487	37,888
Simon Property Group, Inc.	198	30,561
STORE Capital Corp.	456	11,318
Sun Communities, Inc.	382	34,903
Taubman Centers, Inc.	51	2,902
UDR, Inc.	503	17,917
UNITE Group plc (The)	2,030	22,560
Welltower, Inc.	990	53,886
Weyerhaeuser Co.	814	28,490
		937,898
Food and Staples Retailing — 0.4%
Walmart, Inc.	708	62,991
Food Products — 0.4%
Archer-Daniels-Midland Co.	1,594	69,132
Health Care Equipment and Supplies — 3.0%
Baxter International, Inc.	926	60,227
Becton Dickinson and Co.	387	83,863
Danaher Corp.	570	55,809
Edwards Lifesciences Corp.(1)	499	69,620
Intuitive Surgical, Inc.(1)	165	68,117
STERIS plc	921	85,984
Teleflex, Inc.	268	68,335
		491,955
Health Care Providers and Services — 0.4%
Anthem, Inc.	304	66,789
Health Care Technology — 0.4%
Medidata Solutions, Inc.(1)	1,046	65,699
Hotels, Restaurants and Leisure — 2.6%
China Lodging Group Ltd. ADR	35	4,610
Darden Restaurants, Inc.	744	63,426
Hilton Worldwide Holdings, Inc.	1,020	80,335
Las Vegas Sands Corp.	1,382	99,366
Marriott International, Inc., Class A	816	110,960
Wynn Macau Ltd.	2,800	10,268
Wynn Resorts Ltd.	325	59,267
		428,232
Household Durables†
Neinor Homes SA(1)	309	5,806
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	543	78,469
Insurance — 0.6%
Allstate Corp. (The)	1,092	103,522

Internet and Direct Marketing Retail — 0.4%
Amazon.com, Inc.(1)	47	68,025
Internet Software and Services — 1.7%
Akamai Technologies, Inc.(1)	953	67,644
Alibaba Group Holding Ltd. ADR(1)	369	67,726
Alphabet, Inc., Class A(1)	64	66,377
Tencent Holdings Ltd. ADR	1,290	68,744
		270,491
IT Services — 3.0%
Accenture plc, Class A	566	86,881
DXC Technology Co.	887	89,170
Fidelity National Information Services, Inc.	696	67,025
InterXion Holding NV(1)	264	16,397
MasterCard, Inc., Class A	400	70,064
Total System Services, Inc.	999	86,174
Visa, Inc., Class A	583	69,738
		485,449
Life Sciences Tools and Services — 0.8%
ICON plc(1)	473	55,880
Thermo Fisher Scientific, Inc.	370	76,390
		132,270
Machinery — 0.3%
Stanley Black & Decker, Inc.	330	50,556
Metals and Mining — 1.2%
Alcoa Corp.(1)	542	24,368
Anglo American plc	1,224	28,595
BHP Billiton Ltd.	696	15,396
Glencore plc	5,508	27,407
Rio Tinto plc ADR	541	27,878
Steel Dynamics, Inc.	610	26,974
United States Steel Corp.	363	12,774
Vale SA ADR	2,063	26,241
		189,633
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.	610	12,779
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	1,750	47,950
Oil, Gas and Consumable Fuels — 2.6%
Aker BP ASA	1,280	34,625
Anadarko Petroleum Corp.	426	25,735
Andeavor	245	24,637
BP plc	3,666	24,685
Canadian Natural Resources Ltd.	794	24,960
Chevron Corp.	226	25,773
ConocoPhillips	435	25,791
Continental Resources, Inc.(1)	443	26,115
Eni SpA	1,473	25,966
EOG Resources, Inc.	246	25,896
HollyFrontier Corp.	464	22,671

Marathon Petroleum Corp.	471	34,435
Noble Energy, Inc.	550	16,665
TOTAL SA	438	24,893
Valero Energy Corp.	372	34,510
WPX Energy, Inc.(1)	1,516	22,407
		419,764
Paper and Forest Products — 0.5%
Fibria Celulose SA ADR	1,076	20,982
Stora Enso OyjR Shares	1,733	31,899
UPM-Kymmene Oyj	877	32,544
		85,425
Pharmaceuticals — 0.7%
Johnson & Johnson	405	51,900
Pfizer, Inc.	1,918	68,070
		119,970
Real Estate Management and Development — 2.4%
Aroundtown SA	2,041	15,824
Ayala Land, Inc.	5,600	4,425
CapitaLand Ltd.	2,900	7,936
Central Pattana PCL	4,800	12,079
China Resources Land Ltd.	6,000	22,109
China Vanke Co. Ltd., H Shares	2,200	10,145
CIFI Holdings Group Co. Ltd.	14,000	12,369
City Developments Ltd.	1,700	16,947
CK Asset Holdings Ltd.	2,500	21,155
Country Garden Holdings Co. Ltd.	7,000	14,618
Godrej Properties Ltd.(1)	340	3,796
Iguatemi Empresa de Shopping Centers SA	800	9,499
KWG Property Holding Ltd.	6,500	9,013
Longfor Properties Co. Ltd.	5,000	15,441
Mitsui Fudosan Co. Ltd.	1,600	38,588
New World Development Co. Ltd.	7,000	9,979
Nexity SA	165	10,585
Shimao Property Holdings Ltd.	3,500	10,023
Sumitomo Realty & Development Co. Ltd.	1,000	37,420
Sun Hung Kai Properties Ltd.	1,750	27,877
Tricon Capital Group, Inc.	913	6,980
UOL Group Ltd.	2,300	15,075
VGP NV	74	5,884
Vonovia SE	774	38,384
Wharf Real Estate Investment Co. Ltd.(1)	2,000	13,093
		389,244
Road and Rail — 0.8%
CSX Corp.	1,238	68,969
Old Dominion Freight Line, Inc.	478	70,252
		139,221
Semiconductors and Semiconductor Equipment — 2.0%
Applied Materials, Inc.	1,201	66,788
Micron Technology, Inc.(1)	904	47,135

NVIDIA Corp.	294	68,087
ON Semiconductor Corp.(1)	2,943	71,986
Teradyne, Inc.	1,574	71,947
		325,943
Software — 3.6%
Adobe Systems, Inc.(1)	386	83,407
Autodesk, Inc.(1)	570	71,581
Fortinet, Inc.(1)	1,314	70,404
Microsoft Corp.	1,137	103,774
Proofpoint, Inc.(1)	587	66,713
salesforce.com, Inc.(1)	580	67,454
ServiceNow, Inc.(1)	403	66,676
Workday, Inc.(1)	510	64,826
		594,835
TOTAL COMMON STOCKS (Cost $7,388,221)		8,114,568
CORPORATE BONDS — 9.6%
Aerospace and Defense — 0.1%
United Technologies Corp., 3.75%, 11/1/46	10,000	9,023
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	10,000	9,013
Banks — 0.1%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	14,145
Citigroup, Inc., 4.45%, 9/29/27	10,000	10,123
		24,268
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	10,000	9,951
Chemicals — 0.5%
Ashland LLC, 4.75%, 8/15/22	75,000	76,313
Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	10,000	9,087
Consumer Finance — 0.6%
CIT Group, Inc., 5.00%, 8/15/22	40,000	41,050
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	50,000	51,157
		92,207
Containers and Packaging — 0.6%
Berry Global, Inc., 5.50%, 5/15/22	50,000	51,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)	50,000	50,547
		101,922
Diversified Financial Services — 0.2%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	20,766
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	9,995
		30,761
Equity Real Estate Investment Trusts (REITs) — 0.5%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	79,757
Gas Utilities — 0.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	19,000	19,951
MPLX LP, 4.875%, 6/1/25	10,000	10,451
		30,402

Health Care Equipment and Supplies — 0.3%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	49,980
Health Care Providers and Services — 1.1%
DaVita, Inc., 5.75%, 8/15/22	50,000	51,350
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	70,000	72,255
HCA, Inc., 4.25%, 10/15/19	50,000	50,500
		174,105
Hotels, Restaurants and Leisure — 0.5%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	40,000	38,288
Boyd Gaming Corp., 6.875%, 5/15/23	50,000	52,938
		91,226
Industrial Conglomerates†
General Electric Co., 4.125%, 10/9/42	5,000	4,638
Internet Software and Services — 0.2%
Netflix, Inc., 5.375%, 2/1/21	40,000	41,650
IT Services — 0.3%
First Data Corp., 7.00%, 12/1/23(2)	50,000	52,688
Media — 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	40,000	40,675
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	40,000	38,076
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	10,997
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	70,000	70,121
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	8,678
		168,547
Metals and Mining — 0.9%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	50,000	48,500
Novelis Corp., 6.25%, 8/15/24(2)	50,000	51,375
Teck Resources Ltd., 4.75%, 1/15/22	50,000	50,875
		150,750
Multi-Utilities — 0.6%
Calpine Corp., 5.875%, 1/15/24(2)	50,000	50,615
CMS Energy Corp., 8.75%, 6/15/19	8,000	8,512
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	9,707
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	5,147
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	30,153
		104,134
Oil, Gas and Consumable Fuels — 1.6%
Antero Resources Corp., 5.125%, 12/1/22	50,000	50,625
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	50,250
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	24,000	25,410
Newfield Exploration Co., 5.75%, 1/30/22	40,000	42,000
Oasis Petroleum, Inc., 6.875%, 3/15/22	50,000	50,837
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	48,375
		267,497
TOTAL CORPORATE BONDS (Cost $1,589,660)		1,577,919
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 8.6%
Private Sponsor Collateralized Mortgage Obligations — 6.7%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	3,456	3,559
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.59%, 4/1/18(4)	37,186	37,693

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.53%, 4/1/18(4)		21,728	21,237
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 4/1/18(4)		31,240	31,106
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34		31,997	32,684
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34		4,919	5,003
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 4/1/18(4)		19,948	19,779
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.61%, 4/1/18(4)		35,167	36,003
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.65%, 4/1/18(4)		32,941	32,245
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.78%, 4/1/18(4)		7,204	7,315
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 4/1/18(2)(4)		100,000	98,593
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 4/1/18(4)		1,268	1,309
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.61%, 4/25/18, resets monthly off the 1-month LIBOR plus 0.74%		10,715	10,243
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.91%, 4/25/18(4)		80,470	78,620
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		7,806	7,935
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36		72,946	72,848
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36		63,073	62,827
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.87%, 4/1/18(4)		24,919	25,289
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.39%, 4/1/18(4)		13,150	13,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36		28,971	29,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36		35,052	34,906
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36		12,469	12,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.96%, 4/1/18(4)		38,089	37,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.50%, 4/1/18(4)		168,806	170,864
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 4/1/18(4)		71,888	71,976
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.60%, 4/1/18(4)		19,243	18,915
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37		16,081	15,799
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37		20,076	20,239
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22		4,043	4,144
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37		5,266	5,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37		62,874	62,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 4/1/18(4)		3,852	3,695
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 4/1/18(2)(4)		11,770	11,875
			1,096,989
U.S. Government Agency Collateralized Mortgage Obligations — 1.9%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24		20,502	21,254
FNMA, Series 2018-C02, Class 2M1, VRN, 2.52%, 4/25/18, resets monthly off the 1-month LIBOR plus 0.65%		290,653	290,834
			312,088
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,394,256)			1,409,077
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.3%
Chile — 1.2%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	120,000,000	200,546
Dominican Republic — 1.0%
Dominican Republic International Bond, 6.875%, 1/29/26		$150,000	166,772
Russia — 2.1%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		200,000	333,549
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $710,218)			700,867
EXCHANGE-TRADED FUNDS — 4.1%
iShares Global Infrastructure ETF		2,388	102,326
PowerShares DB Base Metals Fund(1)		6,645	120,939

PowerShares DB Energy Fund(1)	10,727	163,801
SPDR Gold Shares(1)	809	101,764
Vanguard Global ex-U.S. Real Estate ETF	2,890	176,059
TOTAL EXCHANGE-TRADED FUNDS (Cost $605,499)		664,889
ASSET-BACKED SECURITIES(3) — 3.3%
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(2)(5)	250,000	250,000
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.03%, 4/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	49,031	49,457
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	21,684	21,297
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(2)	71,782	70,129
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	15,123	14,780
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(2)	45,958	44,863
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.21%, 4/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	24,975	25,169
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	20,324	20,169
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(2)	22,589	22,386
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	18,641	18,430
TOTAL ASSET-BACKED SECURITIES (Cost $540,380)		536,680
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.1%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 4/1/18(4)	50,000	52,653
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	23,686
Commercial Mortgage Trust, Series 2016-CD2, Class A4, SEQ, VRN, 3.53%, 4/1/18(4)	50,000	50,120
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(2)	50,000	49,820
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	50,000	49,869
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 4/1/18(4)	75,000	75,486
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 4/1/18(2)(4)	50,000	47,298
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	50,000	48,370
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	48,046
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	71,180
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $545,978)		516,528
U.S. TREASURY SECURITIES — 0.5%
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(6) (Cost $90,570)	78,910	88,324
TEMPORARY CASH INVESTMENTS — 15.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,459,175	2,459,175
U.S. Treasury Bills 1.53%, 4/12/18	100,000	99,955
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,559,130)		2,559,130
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $15,423,912)		16,167,982
OTHER ASSETS AND LIABILITIES — 1.4%		230,373
TOTAL NET ASSETS — 100.0%		$16,398,355

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,304,400	USD	1,019,989	UBS AG	6/13/18	$(18,000)
AUD	20,157	USD	15,594	UBS AG	6/13/18	(110)
AUD	16,714	USD	12,885	UBS AG	6/13/18	(46)
AUD	1,751	USD	1,354	JPMorgan Chase Bank N.A.	6/29/18	(10)
AUD	628	USD	485	JPMorgan Chase Bank N.A.	6/29/18	(3)
USD	16,623	AUD	21,285	UBS AG	6/13/18	273
USD	57,289	AUD	74,321	JPMorgan Chase Bank N.A.	6/29/18	193
USD	15,041	AUD	19,356	JPMorgan Chase Bank N.A.	6/29/18	171
USD	538	AUD	695	JPMorgan Chase Bank N.A.	6/29/18	4
BRL	1,914,269	USD	577,439	Goldman Sachs & Co.	6/13/18	(1,033)
USD	571,596	BRL	1,867,803	Goldman Sachs & Co.	6/13/18	9,181
USD	14,032	BRL	46,466	Goldman Sachs & Co.	6/13/18	41
CAD	927,079	USD	716,868	JPMorgan Chase Bank N.A.	6/13/18	3,669
CAD	15,798	USD	12,084	JPMorgan Chase Bank N.A.	6/13/18	195
USD	10,333	CAD	13,327	JPMorgan Chase Bank N.A.	6/13/18	(24)
USD	16,809	CAD	21,741	Morgan Stanley	6/29/18	(95)
USD	31,668	CAD	40,961	Morgan Stanley	6/29/18	(178)
CHF	8,138	USD	8,677	UBS AG	6/13/18	(114)
USD	797,886	CHF	746,343	UBS AG	6/13/18	12,638
USD	8,632	CHF	8,135	UBS AG	6/13/18	73
USD	10,136	CHF	9,538	UBS AG	6/13/18	101
USD	7,926	CHF	7,460	Credit Suisse AG	6/29/18	65
USD	199,079	CLP	120,162,000	Goldman Sachs & Co.	6/13/18	131
EUR	175,724	USD	219,485	JPMorgan Chase Bank N.A.	6/13/18	(2,162)
EUR	3,422	USD	4,291	UBS AG	6/29/18	(54)
EUR	2,296	USD	2,866	UBS AG	6/29/18	(24)
USD	219,376	EUR	175,724	JPMorgan Chase Bank N.A.	6/13/18	2,053
USD	135,976	EUR	109,968	UBS AG	6/29/18	(205)
USD	191,983	EUR	154,419	UBS AG	6/29/18	756
GBP	1	USD	1	Credit Suisse AG	6/13/18	—
GBP	1,142	USD	1,622	Morgan Stanley	6/29/18	(14)
USD	40,745	GBP	28,819	Morgan Stanley	6/29/18	165
USD	55,483	GBP	39,074	Morgan Stanley	6/29/18	464
HKD	49,441	USD	6,317	Credit Suisse AG	6/29/18	—
HKD	41,303	USD	5,281	Credit Suisse AG	6/29/18	(3)
USD	203,117	HKD	1,588,448	Credit Suisse AG	6/29/18	152
USD	8,868	HKD	69,389	Credit Suisse AG	6/29/18	2
HUF	4,063,425	USD	16,250	JPMorgan Chase Bank N.A.	6/13/18	(171)
USD	1,476,591	HUF	370,151,758	JPMorgan Chase Bank N.A.	6/13/18	11,934
USD	174,455	HUF	43,671,332	JPMorgan Chase Bank N.A.	6/13/18	1,652
USD	20,151	HUF	5,074,559	JPMorgan Chase Bank N.A.	6/13/18	72
USD	13,276	HUF	3,342,291	JPMorgan Chase Bank N.A.	6/13/18	51
USD	14,997	HUF	3,775,957	JPMorgan Chase Bank N.A.	6/13/18	56
IDR	19,914,841,559	USD	1,434,994	Goldman Sachs & Co.	6/20/18	7,271
IDR	217,691,092	USD	15,688	Goldman Sachs & Co.	6/20/18	77
IDR	152,048,160	USD	10,962	Goldman Sachs & Co.	6/20/18	49
USD	12,840	IDR	179,273,316	Goldman Sachs & Co.	6/20/18	(143)

USD	14,881	IDR	205,624,894	Goldman Sachs & Co.	6/20/18	(11)
ILS	34,027	USD	9,927	Goldman Sachs & Co.	6/13/18	(185)
USD	727,174	ILS	2,504,825	Goldman Sachs & Co.	6/13/18	10,000
USD	10,251	ILS	35,638	Goldman Sachs & Co.	6/13/18	47
USD	7,671	ILS	26,640	Goldman Sachs & Co.	6/13/18	43
INR	46,961,356	USD	718,393	Goldman Sachs & Co.	6/13/18	(2,397)
JPY	167,586,645	USD	1,590,829	JPMorgan Chase Bank N.A.	6/13/18	(8,543)
JPY	1,983,277	USD	18,731	JPMorgan Chase Bank N.A.	6/13/18	(6)
JPY	379,313	USD	3,604	JPMorgan Chase Bank N.A.	6/13/18	(23)
JPY	1,997,424	USD	18,867	JPMorgan Chase Bank N.A.	6/13/18	(8)
USD	7,495	JPY	790,590	JPMorgan Chase Bank N.A.	6/13/18	30
USD	19,210	JPY	2,007,873	JPMorgan Chase Bank N.A.	6/13/18	253
USD	74,239	JPY	7,838,700	Credit Suisse AG	6/29/18	140
KRW	35,960,039	USD	33,592	Goldman Sachs & Co.	6/13/18	319
KRW	20,034,456	USD	18,819	Goldman Sachs & Co.	6/13/18	74
USD	1,466,864	KRW	1,568,591,464	Goldman Sachs & Co.	6/13/18	(12,347)
USD	12,871	KRW	13,733,321	Goldman Sachs & Co.	6/13/18	(80)
USD	15,443	KRW	16,635,749	Goldman Sachs & Co.	6/13/18	(245)
USD	6,503	KRW	6,983,211	Goldman Sachs & Co.	6/13/18	(83)
USD	7,428	MXN	140,152	Morgan Stanley	6/29/18	(178)
USD	165	MXN	3,092	Morgan Stanley	6/29/18	(3)
MYR	5,684,908	USD	1,456,735	Goldman Sachs & Co.	6/13/18	14,410
MYR	87,920	USD	22,437	Goldman Sachs & Co.	6/13/18	315
USD	22,085	MYR	86,618	Goldman Sachs & Co.	6/13/18	(330)
USD	18,568	MYR	71,753	Goldman Sachs & Co.	6/13/18	(1)
USD	11,524	MYR	44,540	Goldman Sachs & Co.	6/13/18	(2)
NOK	11,248,460	USD	1,446,113	JPMorgan Chase Bank N.A.	6/13/18	(8,032)
NOK	160,416	USD	20,768	JPMorgan Chase Bank N.A.	6/13/18	(260)
NOK	172,914	USD	22,073	JPMorgan Chase Bank N.A.	6/13/18	34
USD	10,737	NOK	82,509	JPMorgan Chase Bank N.A.	6/13/18	188
USD	10,164	NOK	77,949	JPMorgan Chase Bank N.A.	6/13/18	198
USD	8,606	NOK	67,293	JPMorgan Chase Bank N.A.	6/13/18	3
NZD	20,442	USD	14,700	UBS AG	6/13/18	70
NZD	12,535	USD	9,131	UBS AG	6/13/18	(74)
USD	1,503,533	NZD	2,062,545	UBS AG	6/13/18	13,299
USD	20,953	NZD	29,045	UBS AG	6/13/18	(33)
USD	15,943	NZD	22,080	UBS AG	6/13/18	(11)
USD	14,101	NZD	19,699	UBS AG	6/13/18	(132)
PEN	2,328,027	USD	723,214	Goldman Sachs & Co.	6/13/18	(3,204)
PLN	69,974	USD	20,645	Goldman Sachs & Co.	6/13/18	(178)
PLN	40,108	USD	11,852	Goldman Sachs & Co.	6/13/18	(121)
PLN	34,928	USD	10,262	Goldman Sachs & Co.	6/13/18	(46)
USD	1,452,690	PLN	4,928,396	Goldman Sachs & Co.	6/13/18	11,188
USD	15,397	PLN	52,412	Goldman Sachs & Co.	6/13/18	67
USD	17,868	PLN	61,189	Goldman Sachs & Co.	6/13/18	(29)
USD	8,012	PLN	27,574	Goldman Sachs & Co.	6/13/18	(53)
RUB	40,930,825	USD	714,325	Goldman Sachs & Co.	6/13/18	(5,956)
RUB	694,620	USD	11,887	Goldman Sachs & Co.	6/13/18	134
USD	23,443	SGD	30,831	Credit Suisse AG	6/29/18	(120)

USD	503,741	THB	15,728,067	Goldman Sachs & Co.	6/13/18	(436)
$36,785

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	1	June 2018	USD	100,000	$121,141	$873
U.S. Treasury 10-Year Ultra Notes	5	June 2018	USD	500,000	649,297	8,426
					$770,438	$9,299

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1	June 2018	EUR	100,000	$161,496	$(1,023)
Euro-Bund 10-Year Bonds	1	June 2018	EUR	100,000	196,171	(2,943)
NASDAQ-100 E-Mini	1	June 2018	USD	20	129,545	(396)
U.K. Gilt 10-Year Bonds	1	June 2018	GBP	100,000	172,317	(3,046)
					$659,529	$(7,408)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$835,000	$61,660	$(6,347)	$55,313

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	8/19/19	$500,000	$503	$(19,446)	$(18,943)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.21%	3/13/19	$1,000,000	(33,663)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$700,000	18,867
						$(14,796)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,243,510, which represented 7.6% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $82,589.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Capital Markets	160,531	11,343	—
Chemicals	181,175	110,679	—
Equity Real Estate Investment Trusts (REITs)	605,335	332,563	—
Hotels, Restaurants and Leisure	417,964	10,268	—
Household Durables	—	5,806	—
Metals and Mining	118,235	71,398	—
Oil, Gas and Consumable Fuels	284,635	135,129	—
Paper and Forest Products	20,982	64,443	—
Real Estate Management and Development	—	389,244	—
Other Industries	5,194,838	—	—
Corporate Bonds	—	1,577,919	—
Collateralized Mortgage Obligations	—	1,409,077	—
Sovereign Governments and Agencies	—	700,867	—
Exchange-Traded Funds	664,889	—	—
Asset-Backed Securities	—	536,680	—
Commercial Mortgage-Backed Securities	—	516,528	—
U.S. Treasury Securities	—	88,324	—
Temporary Cash Investments	2,459,175	99,955	—
	10,107,759	6,060,223	—
Other Financial Instruments
Futures Contracts	9,299	—	—
Swap Agreements	—	74,180	—
Forward Foreign Currency Exchange Contracts	—	102,301	—
	9,299	176,481	—
Liabilities
Other Financial Instruments
Futures Contracts	396	7,012	—
Swap Agreements	—	52,606	—
Forward Foreign Currency Exchange Contracts	—	65,516	—
	396	125,134	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
March 31, 2018

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.0%
Aerospace and Defense — 2.7%
Boeing Co. (The)(1)	21,772	7,138,603
Curtiss-Wright Corp.	11,700	1,580,319
General Dynamics Corp.(1)	25,381	5,606,663
Moog, Inc., Class A(2)	14,354	1,182,913
		15,508,498
Auto Components — 0.8%
BorgWarner, Inc.	53,589	2,691,776
Visteon Corp.(2)	18,297	2,017,061
		4,708,837
Automobiles — 0.7%
Ford Motor Co.	380,475	4,215,663
Banks — 9.6%
Bank of America Corp.(1)	403,428	12,098,806
Citigroup, Inc.	42,088	2,840,940
Fifth Third Bancorp(1)	155,866	4,948,745
First Citizens BancShares, Inc., Class A	5,020	2,074,465
First Hawaiian, Inc.	19,376	539,234
JPMorgan Chase & Co.(1)	132,374	14,557,169
SunTrust Banks, Inc.(1)	81,197	5,524,644
U.S. Bancorp(1)	125,658	6,345,729
Wells Fargo & Co.	118,018	6,185,323
		55,115,055
Beverages — 0.2%
Molson Coors Brewing Co., Class B	16,055	1,209,423
Biotechnology — 3.7%
AbbVie, Inc.	53,117	5,027,524
Alexion Pharmaceuticals, Inc.(2)	17,783	1,982,093
Amgen, Inc.	25,379	4,326,612
Biogen, Inc.(2)	10,049	2,751,617
Celgene Corp.(2)	35,513	3,168,115
Gilead Sciences, Inc.	33,585	2,531,973
Regeneron Pharmaceuticals, Inc.(2)	2,535	872,953
United Therapeutics Corp.(2)	4,402	494,609
		21,155,496
Building Products — 0.7%
Owens Corning	50,845	4,087,938
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	7,286	1,381,280
Evercore, Inc., Class A	49,477	4,314,394
FactSet Research Systems, Inc.	1,940	386,875
Nasdaq, Inc.	38,768	3,342,577
S&P Global, Inc.	17,144	3,275,533
		12,700,659
Chemicals — 5.1%
Air Products & Chemicals, Inc.(1)	31,082	4,942,970
Cabot Corp.	51,943	2,894,264
Celanese Corp., Series A	3,387	339,411

Chemours Co. (The)	21,570	1,050,675
Eastman Chemical Co.	40,773	4,304,813
FMC Corp.	12,891	987,064
Huntsman Corp.	156,272	4,570,956
Monsanto Co.	11,004	1,284,057
PPG Industries, Inc.(1)	46,303	5,167,415
WR Grace & Co.	63,018	3,858,592
		29,400,217
Commercial Services and Supplies — 1.4%
Herman Miller, Inc.	84,547	2,701,276
MSA Safety, Inc.	50,778	4,226,761
Pitney Bowes, Inc.	81,392	886,359
		7,814,396
Communications Equipment — 2.5%
Ciena Corp.(2)	83,877	2,172,415
Cisco Systems, Inc.(1)	244,635	10,492,395
F5 Networks, Inc.(2)	12,274	1,774,943
		14,439,753
Consumer Finance — 0.9%
American Express Co.	27,615	2,575,927
OneMain Holdings, Inc.(2)	45,235	1,354,336
Synchrony Financial	33,933	1,137,774
		5,068,037
Containers and Packaging — 0.3%
Berry Global Group, Inc.(2)	12,796	701,349
Greif, Inc., Class A	23,420	1,223,695
		1,925,044
Diversified Consumer Services — 2.0%
Adtalem Global Education, Inc.(2)	92,007	4,374,933
Graham Holdings Co., Class B	5,706	3,436,439
Grand Canyon Education, Inc.(2)	32,382	3,397,519
		11,208,891
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(2)	22,356	4,459,575
Leucadia National Corp.	159,345	3,621,912
		8,081,487
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	84,454	3,010,785
Verizon Communications, Inc.	10,003	478,344
		3,489,129
Electric Utilities — 0.8%
FirstEnergy Corp.	131,375	4,468,064
Electrical Equipment — 0.7%
Eaton Corp. plc	41,142	3,287,657
Generac Holdings, Inc.(2)	10,232	469,751
		3,757,408
Electronic Equipment, Instruments and Components — 0.8%
Jabil, Inc.	20,948	601,836
Zebra Technologies Corp., Class A(2)	26,522	3,691,597
		4,293,433
Energy Equipment and Services — 2.0%
Diamond Offshore Drilling, Inc.(2)	163,697	2,399,798
Halliburton Co.(1)	123,481	5,796,198

Schlumberger Ltd.	53,010	3,433,988
		11,629,984
Equity Real Estate Investment Trusts (REITs) — 1.7%
Forest City Realty Trust, Inc., Class A	22,095	447,645
Piedmont Office Realty Trust, Inc., Class A	182,040	3,202,084
PotlatchDeltic Corp.	90,732	4,722,600
Ryman Hospitality Properties, Inc.	20,796	1,610,650
		9,982,979
Food and Staples Retailing — 1.1%
CVS Health Corp.	75,716	4,710,293
United Natural Foods, Inc.(2)	38,931	1,671,697
		6,381,990
Food Products — 1.3%
Conagra Brands, Inc.	126,974	4,682,801
Hershey Co. (The)	27,357	2,707,249
		7,390,050
Health Care Equipment and Supplies — 6.7%
Baxter International, Inc.	18,530	1,205,191
Cooper Cos., Inc. (The)	19,469	4,454,702
Edwards Lifesciences Corp.(2)	18,369	2,562,843
Globus Medical, Inc., Class A(2)	101,159	5,039,741
Hill-Rom Holdings, Inc.	46,558	4,050,546
Intuitive Surgical, Inc.(2)	6,849	2,827,473
LivaNova plc(2)	32,093	2,840,230
Masimo Corp.(2)	50,886	4,475,424
Medtronic plc	42,128	3,379,508
Varian Medical Systems, Inc.(2)	23,225	2,848,546
Zimmer Biomet Holdings, Inc.	44,143	4,813,353
		38,497,557
Health Care Providers and Services — 3.3%
Cigna Corp.	28,994	4,863,454
Humana, Inc.	16,380	4,403,435
UnitedHealth Group, Inc.(1)	44,940	9,617,160
		18,884,049
Health Care Technology — 0.8%
Cerner Corp.(2)	81,348	4,718,184
Hotels, Restaurants and Leisure — 3.0%
Hilton Grand Vacations, Inc.(2)	103,017	4,431,791
International Game Technology plc	113,013	3,020,838
Las Vegas Sands Corp.	64,790	4,658,401
Royal Caribbean Cruises Ltd.	38,772	4,565,015
Vail Resorts, Inc.	2,717	602,359
		17,278,404
Household Durables — 0.9%
Garmin Ltd.	36,665	2,160,669
iRobot Corp.(2)	3,711	238,209
Toll Brothers, Inc.	57,389	2,482,074
		4,880,952
Household Products — 1.5%
Kimberly-Clark Corp.	45,506	5,011,576
Procter & Gamble Co. (The)	5,051	400,443
Spectrum Brands Holdings, Inc.	29,710	3,080,927
		8,492,946

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	221,983	2,523,947
Industrial Conglomerates — 2.1%
3M Co.	19,450	4,269,664
Carlisle Cos., Inc.	5,479	572,062
Honeywell International, Inc.(1)	47,831	6,912,058
		11,753,784
Insurance — 1.8%
Allstate Corp. (The)	19,567	1,854,952
Assurant, Inc.	22,852	2,088,901
First American Financial Corp.	46,616	2,735,427
Hanover Insurance Group, Inc. (The)	5,031	593,105
Hartford Financial Services Group, Inc. (The)	52,714	2,715,825
		9,988,210
Internet and Direct Marketing Retail — 4.2%
Amazon.com, Inc.(2)	13,562	19,628,825
Booking Holdings, Inc.(2)	2,001	4,162,860
		23,791,685
Internet Software and Services — 6.0%
Alphabet, Inc., Class A(1)(2)	19,041	19,748,183
eBay, Inc.(2)	44,428	1,787,783
Facebook, Inc., Class A(1)(2)	77,079	12,316,453
VeriSign, Inc.(2)	3,490	413,774
		34,266,193
IT Services — 3.8%
Accenture plc, Class A	2,046	314,061
Alliance Data Systems Corp.	12,907	2,747,384
Cognizant Technology Solutions Corp., Class A	39,174	3,153,507
Convergys Corp.	107,417	2,429,773
International Business Machines Corp.	49,682	7,622,709
MasterCard, Inc., Class A	6,775	1,186,709
Total System Services, Inc.	47,720	4,116,327
		21,570,470
Leisure Products — 0.7%
Brunswick Corp.	66,435	3,945,575
Life Sciences Tools and Services — 0.8%
ICON plc(2)	34,173	4,037,198
PerkinElmer, Inc.	4,580	346,798
Waters Corp.(2)	1,359	269,965
		4,653,961
Machinery — 5.5%
Allison Transmission Holdings, Inc.	94,708	3,699,295
Caterpillar, Inc.	34,524	5,088,147
Cummins, Inc.	29,270	4,744,374
Hillenbrand, Inc.	30,664	1,407,478
Ingersoll-Rand plc	54,863	4,691,335
Oshkosh Corp.	54,293	4,195,220
Parker-Hannifin Corp.	7,182	1,228,337
Pentair plc	20,528	1,398,573
Toro Co. (The)	70,925	4,429,266
Woodward, Inc.	10,789	773,140
		31,655,165

Media — 0.9%
AMC Networks, Inc., Class A(2)	38,532	1,992,104
John Wiley & Sons, Inc., Class A	21,157	1,347,701
Time Warner, Inc.	19,812	1,873,819
		5,213,624
Metals and Mining — 0.6%
Reliance Steel & Aluminum Co.	18,890	1,619,629
Worthington Industries, Inc.	35,859	1,539,068
		3,158,697
Oil, Gas and Consumable Fuels — 6.6%
Chevron Corp.(1)	69,488	7,924,412
ConocoPhillips	26,907	1,595,316
Exxon Mobil Corp.(1)	155,630	11,611,554
HollyFrontier Corp.	99,155	4,844,713
Marathon Petroleum Corp.	41,425	3,028,582
PBF Energy, Inc., Class A	142,527	4,831,665
Southwestern Energy Co.(2)	446,497	1,933,332
Valero Energy Corp.	21,437	1,988,711
		37,758,285
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.	166,933	4,802,662
Personal Products — 1.6%
Edgewell Personal Care Co.(2)	82,769	4,040,782
Nu Skin Enterprises, Inc., Class A	65,290	4,812,526
		8,853,308
Pharmaceuticals — 4.9%
Allergan plc	15,823	2,662,853
Bristol-Myers Squibb Co.	61,987	3,920,678
Eli Lilly & Co.	10,466	809,754
Horizon Pharma plc(2)	91,213	1,295,225
Johnson & Johnson(1)	58,935	7,552,520
Merck & Co., Inc.	91,696	4,994,681
Pfizer, Inc.(1)	188,614	6,693,911
		27,929,622
Professional Services — 2.3%
Dun & Bradstreet Corp. (The)	36,147	4,229,199
Insperity, Inc.	6,712	466,820
ManpowerGroup, Inc.	36,957	4,253,751
Robert Half International, Inc.	54,699	3,166,525
TriNet Group, Inc.(2)	16,848	780,399
		12,896,694
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.	5,577	973,967
Road and Rail — 0.6%
Ryder System, Inc.	12,581	915,771
Werner Enterprises, Inc.	75,911	2,770,751
		3,686,522
Semiconductors and Semiconductor Equipment — 6.2%
Applied Materials, Inc.(1)	109,781	6,104,921
Broadcom Ltd.	8,846	2,084,560
Intel Corp.(1)	219,057	11,408,489
KLA-Tencor Corp.	12,045	1,313,026
Lam Research Corp.(1)	29,709	6,035,680

QUALCOMM, Inc.	15,213	842,952
Skyworks Solutions, Inc.	3,273	328,151
Texas Instruments, Inc.(1)	70,979	7,374,008
		35,491,787
Software — 8.1%
Activision Blizzard, Inc.(1)	78,435	5,291,225
Adobe Systems, Inc.(2)	23,971	5,179,653
Cadence Design Systems, Inc.(2)	108,320	3,982,926
Citrix Systems, Inc.(2)	19,785	1,836,048
Electronic Arts, Inc.(2)	3,792	459,742
Intuit, Inc.	14,605	2,531,777
Microsoft Corp.(1)	188,400	17,195,268
Oracle Corp. (New York)	99,481	4,551,256
Synopsys, Inc.(1)(2)	57,028	4,747,011
VMware, Inc., Class A(2)	5,596	678,627
		46,453,533
Specialty Retail — 1.6%
Best Buy Co., Inc.(1)	77,887	5,451,311
Lowe's Cos., Inc.	4,744	416,286
Ross Stores, Inc.	14,789	1,153,247
Williams-Sonoma, Inc.	43,166	2,277,438
		9,298,282
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.(1)	128,633	21,582,045
NetApp, Inc.	10,835	668,411
Western Digital Corp.	41,580	3,836,586
		26,087,042
Textiles, Apparel and Luxury Goods — 2.7%
Carter's, Inc.	7,647	796,053
Deckers Outdoor Corp.(2)	46,699	4,204,311
Michael Kors Holdings Ltd.(2)	76,105	4,724,598
Ralph Lauren Corp.(1)	48,981	5,476,076
Tapestry, Inc.	5,892	309,978
		15,511,016
Trading Companies and Distributors — 0.9%
United Rentals, Inc.(1)(2)	28,907	4,993,106
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(2)	61,422	3,749,199
TOTAL COMMON STOCKS (Cost $585,851,633)		731,790,859
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $3,655,239), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $3,576,024)		3,575,448
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $3,042,804), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $2,980,245)		2,980,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,283	4,283
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,559,731)		6,559,731
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.2% (Cost $592,411,364)		738,350,590
COMMON STOCKS SOLD SHORT — (29.3)%
Aerospace and Defense — (0.6)%
BWX Technologies, Inc.	(50,341)	(3,198,164)

Air Freight and Logistics — (0.1)%
CH Robinson Worldwide, Inc.	(5,266)	(493,477)
Airlines — (0.4)%
Spirit Airlines, Inc.	(66,320)	(2,505,570)
Banks — (3.0)%
Home BancShares, Inc.	(182,134)	(4,154,476)
Pinnacle Financial Partners, Inc.	(71,208)	(4,571,554)
Sterling Bancorp	(188,988)	(4,261,679)
Texas Capital Bancshares, Inc.	(13,119)	(1,179,398)
United Bankshares, Inc.	(92,023)	(3,243,811)
		(17,410,918)
Biotechnology — (1.3)%
Alnylam Pharmaceuticals, Inc.	(8,553)	(1,018,662)
Avexis, Inc.	(11,608)	(1,434,517)
Blueprint Medicines Corp.	(14,117)	(1,294,529)
FibroGen, Inc.	(25,793)	(1,191,637)
Loxo Oncology, Inc.	(10,634)	(1,226,844)
Sage Therapeutics, Inc.	(8,597)	(1,384,719)
		(7,550,908)
Capital Markets — (0.5)%
Brookfield Asset Management, Inc., Class A	(55,600)	(2,168,400)
Eaton Vance Corp.	(9,492)	(528,420)
		(2,696,820)
Chemicals — (1.1)%
CF Industries Holdings, Inc.	(63,874)	(2,409,966)
Ecolab, Inc.	(5,154)	(706,459)
Sherwin-Williams Co. (The)	(8,110)	(3,180,093)
		(6,296,518)
Commercial Services and Supplies — (1.4)%
Clean Harbors, Inc.	(49,393)	(2,410,872)
Covanta Holding Corp.	(252,299)	(3,658,336)
Healthcare Services Group, Inc.	(42,765)	(1,859,422)
		(7,928,630)
Communications Equipment — (0.5)%
EchoStar Corp., Class A	(53,917)	(2,845,200)
Consumer Finance — (0.1)%
SLM Corp.	(46,059)	(516,321)
Containers and Packaging — (0.1)%
Sonoco Products Co.	(5,750)	(278,875)
Distributors — (0.5)%
Core-Mark Holding Co., Inc.	(133,613)	(2,840,612)
Diversified Telecommunication Services — (0.7)%
Zayo Group Holdings, Inc.	(109,171)	(3,729,281)
Electronic Equipment, Instruments and Components — (0.7)%
II-VI, Inc.	(95,900)	(3,922,310)
Equity Real Estate Investment Trusts (REITs) — (0.2)%
Acadia Realty Trust	(49,479)	(1,217,183)
Food and Staples Retailing — (0.5)%
Casey's General Stores, Inc.	(8,922)	(979,368)
PriceSmart, Inc.	(22,479)	(1,878,120)
		(2,857,488)
Health Care Equipment and Supplies — (1.9)%
DexCom, Inc.	(8,742)	(648,307)

ICU Medical, Inc.	(16,654)	(4,203,469)
Insulet Corp.	(49,834)	(4,319,611)
Integra LifeSciences Holdings Corp.	(29,155)	(1,613,438)
		(10,784,825)
Health Care Providers and Services — (1.2)%
Envision Healthcare Corp.	(43,328)	(1,665,095)
Henry Schein, Inc.	(20,089)	(1,350,182)
LifePoint Health, Inc.	(19,258)	(905,126)
MEDNAX, Inc.	(22,065)	(1,227,476)
Universal Health Services, Inc., Class B	(14,167)	(1,677,514)
		(6,825,393)
Independent Power and Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	(20,328)	(1,146,093)
Insurance — (0.1)%
RLI Corp.	(12,563)	(796,369)
Internet Software and Services — (0.9)%
2U, Inc.	(61,197)	(5,142,384)
IT Services — (1.6)%
Gartner, Inc.	(32,995)	(3,880,872)
WEX, Inc.	(35,326)	(5,532,758)
		(9,413,630)
Leisure Products — (0.1)%
Mattel, Inc.	(40,913)	(538,006)
Life Sciences Tools and Services — (0.1)%
Syneos Health, Inc.	(16,735)	(594,093)
Machinery — (1.9)%
Colfax Corp.	(114,868)	(3,664,289)
Flowserve Corp.	(47,735)	(2,068,358)
John Bean Technologies Corp.	(34,968)	(3,965,371)
Middleby Corp. (The)	(8,432)	(1,043,797)
		(10,741,815)
Media — (0.3)%
Loral Space & Communications, Inc.	(44,171)	(1,839,722)
Metals and Mining — (0.5)%
New Gold, Inc.	(1,120,951)	(2,892,054)
Multi-Utilities — (0.3)%
NiSource, Inc.	(67,272)	(1,608,474)
Oil, Gas and Consumable Fuels — (2.9)%
Cheniere Energy, Inc.	(54,170)	(2,895,387)
Oasis Petroleum, Inc.	(106,661)	(863,954)
Parsley Energy, Inc., Class A	(91,344)	(2,648,063)
PDC Energy, Inc.	(8,910)	(436,857)
RSP Permian, Inc.	(31,159)	(1,460,734)
SM Energy Co.	(195,099)	(3,517,635)
Targa Resources Corp.	(34,087)	(1,499,828)
WPX Energy, Inc.	(234,312)	(3,463,131)
		(16,785,589)
Personal Products — (0.6)%
Coty, Inc., Class A	(186,963)	(3,421,423)
Pharmaceuticals — (0.2)%
Medicines Co. (The)	(27,676)	(911,648)
Real Estate Management and Development — (1.2)%
Howard Hughes Corp. (The)	(30,158)	(4,195,882)

Kennedy-Wilson Holdings, Inc.	(168,999)	(2,940,583)
		(7,136,465)
Semiconductors and Semiconductor Equipment — (0.1)%
Cree, Inc.	(18,601)	(749,806)
Software — (0.5)%
Ellie Mae, Inc.	(3,049)	(280,325)
HubSpot, Inc.	(25,830)	(2,797,389)
		(3,077,714)
Specialty Retail — (1.5)%
Advance Auto Parts, Inc.	(2,645)	(313,565)
Guess?, Inc.	(204,072)	(4,232,453)
Monro, Inc.	(60,289)	(3,231,490)
Murphy USA, Inc.	(7,475)	(544,180)
		(8,321,688)
Trading Companies and Distributors — (1.5)%
NOW, Inc.	(376,238)	(3,845,152)
SiteOne Landscape Supply, Inc.	(58,625)	(4,516,470)
		(8,361,622)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $164,869,840)		(167,377,088)
OTHER ASSETS AND LIABILITIES — 0.1%		671,807
TOTAL NET ASSETS — 100.0%		$571,645,309

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $210,009,200.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	731,790,859	—	—
Temporary Cash Investments	4,283	6,555,448	—
	731,795,142	6,555,448	—
Liabilities
Securities Sold Short
Common Stocks	167,377,088	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
March 31, 2018

NT Disciplined Growth - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 3.7%
Astronics Corp.(1)	1,326	49,460
Boeing Co. (The)	30,012	9,840,334
Curtiss-Wright Corp.	37,396	5,051,078
General Dynamics Corp.	23,324	5,152,272
		20,093,144
Auto Components†
Stoneridge, Inc.(1)	2,699	74,492
Banks — 0.1%
Central Pacific Financial Corp.	27,539	783,760
Beverages — 1.5%
Coca-Cola Co. (The)	28,089	1,219,905
PepsiCo, Inc.	62,068	6,774,722
		7,994,627
Biotechnology — 4.6%
AbbVie, Inc.	101,416	9,599,024
Alexion Pharmaceuticals, Inc.(1)	41,686	4,646,322
Amgen, Inc.	13,572	2,313,755
Biogen, Inc.(1)	20,448	5,599,071
Celgene Corp.(1)	30,414	2,713,233
		24,871,405
Capital Markets — 1.0%
S&P Global, Inc.	28,935	5,528,321
Chemicals — 3.1%
A. Schulman, Inc.	31,873	1,370,539
FMC Corp.	60,257	4,613,878
Huntsman Corp.	25,331	740,932
PPG Industries, Inc.	23,030	2,570,148
Praxair, Inc.	12,074	1,742,278
Scotts Miracle-Gro Co. (The)	644	55,223
Stepan Co.	24,664	2,051,552
WR Grace & Co.	62,017	3,797,301
		16,941,851
Commercial Services and Supplies — 0.3%
McGrath RentCorp	10,647	571,638
MSA Safety, Inc.	12,285	1,022,603
		1,594,241
Diversified Consumer Services — 0.7%
Grand Canyon Education, Inc.(1)	34,125	3,580,395
Electrical Equipment — 0.4%
Sensata Technologies Holding plc(1)	45,691	2,368,165
Electronic Equipment, Instruments and Components — 0.2%
Coherent, Inc.(1)	5,616	1,052,438

Energy Equipment and Services — 0.8%
Halliburton Co.	91,760	4,307,214
Equity Real Estate Investment Trusts (REITs) — 0.9%
PotlatchDeltic Corp.	84,885	4,418,264
PS Business Parks, Inc.	4,435	501,333
		4,919,597
Food and Staples Retailing†
Walgreens Boots Alliance, Inc.	1,073	70,249
Food Products — 0.8%
Hershey Co. (The)	45,337	4,486,549
Health Care Equipment and Supplies — 2.8%
Analogic Corp.	18,311	1,756,025
Atrion Corp.	451	284,716
Edwards Lifesciences Corp.(1)	47,717	6,657,476
Hill-Rom Holdings, Inc.	2,507	218,109
Intuitive Surgical, Inc.(1)	8,301	3,426,902
Medtronic plc	6,874	551,432
Zimmer Biomet Holdings, Inc.	22,056	2,404,986
		15,299,646
Health Care Providers and Services — 3.6%
Cigna Corp.	24,953	4,185,616
Express Scripts Holding Co.(1)	35,444	2,448,472
UnitedHealth Group, Inc.	60,271	12,897,994
		19,532,082
Health Care Technology — 0.4%
Cerner Corp.(1)	34,027	1,973,566
HealthStream, Inc.	6,154	152,804
		2,126,370
Hotels, Restaurants and Leisure — 3.6%
Hilton Grand Vacations, Inc.(1)	72,244	3,107,937
Las Vegas Sands Corp.	78,619	5,652,706
Marriott International, Inc., Class A	36,787	5,002,296
McDonald's Corp.	5,411	846,172
Ruth's Hospitality Group, Inc.	1,852	45,282
Vail Resorts, Inc.	21,210	4,702,257
		19,356,650
Household Durables — 0.8%
Toll Brothers, Inc.	96,641	4,179,723
Household Products — 1.0%
Kimberly-Clark Corp.	49,709	5,474,452
Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy, Inc.	89,028	2,718,025
Industrial Conglomerates — 3.3%
3M Co.	43,534	9,556,584
Carlisle Cos., Inc.	12,372	1,291,760
Honeywell International, Inc.	46,751	6,755,987
		17,604,331
Insurance — 1.6%
Allstate Corp. (The)	19,938	1,890,122

Assurant, Inc.	29,240	2,672,828
Infinity Property & Casualty Corp.	32,476	3,845,159
		8,408,109
Internet and Direct Marketing Retail — 5.0%
Amazon.com, Inc.(1)	16,767	24,267,550
Booking Holdings, Inc.(1)	423	880,005
Nutrisystem, Inc.	47,121	1,269,911
Shutterfly, Inc.(1)	8,630	701,187
		27,118,653
Internet Software and Services — 9.6%
Alphabet, Inc., Class A(1)	29,359	30,449,393
Facebook, Inc., Class A(1)	122,014	19,496,617
LogMeIn, Inc.	20,130	2,326,022
		52,272,032
IT Services — 5.8%
CSG Systems International, Inc.	88,505	4,008,391
DXC Technology Co.	9,443	949,305
International Business Machines Corp.	30,285	4,646,628
MasterCard, Inc., Class A	7,870	1,378,509
PayPal Holdings, Inc.(1)	68,470	5,194,819
Total System Services, Inc.	66,036	5,696,265
Travelport Worldwide Ltd.	236,871	3,870,472
Unisys Corp.(1)	59,370	638,228
Visa, Inc., Class A	43,719	5,229,667
		31,612,284
Machinery — 3.9%
Caterpillar, Inc.	48,378	7,129,949
Cummins, Inc.	4,691	760,364
Graco, Inc.	47,043	2,150,806
Hyster-Yale Materials Handling, Inc.	117	8,182
Ingersoll-Rand plc	49,131	4,201,192
Lydall, Inc.(1)	15,212	733,979
Toro Co. (The)	70,826	4,423,084
Woodward, Inc.	20,488	1,468,170
		20,875,726
Media — 0.9%
Comcast Corp., Class A	65,676	2,244,149
Entravision Communications Corp., Class A	127,190	597,793
tronc, Inc.(1)	6,284	103,183
Walt Disney Co. (The)	18,744	1,882,648
		4,827,773
Multiline Retail — 0.4%
Dollar Tree, Inc.(1)	23,150	2,196,935
Personal Products — 0.3%
Medifast, Inc.	17,219	1,609,116
Pharmaceuticals — 3.9%
Allergan plc	23,507	3,955,993
Bristol-Myers Squibb Co.	101,511	6,420,571
Eli Lilly & Co.	55,822	4,318,948

Johnson & Johnson	20,082	2,573,508
Merck & Co., Inc.	37,185	2,025,467
Zoetis, Inc.	19,042	1,590,198
		20,884,685
Professional Services — 2.1%
ASGN, Inc.(1)	9,794	801,933
Dun & Bradstreet Corp. (The)	36,675	4,290,975
Insperity, Inc.	25,293	1,759,128
Robert Half International, Inc.	69,194	4,005,641
TrueBlue, Inc.(1)	17,474	452,576
		11,310,253
Semiconductors and Semiconductor Equipment — 6.2%
Applied Materials, Inc.	124,350	6,915,103
Broadcom Ltd.	32,986	7,773,151
Intel Corp.	15,713	818,333
Lam Research Corp.	30,601	6,216,899
Microsemi Corp.(1)	16,997	1,100,046
MKS Instruments, Inc.	7,897	913,288
NVIDIA Corp.	6,284	1,455,312
NXP Semiconductors NV(1)	10,913	1,276,821
Skyworks Solutions, Inc.	30,657	3,073,671
Texas Instruments, Inc.	41,501	4,311,539
		33,854,163
Software — 11.6%
Activision Blizzard, Inc.	90,720	6,119,971
Adobe Systems, Inc.(1)	42,332	9,147,099
Cadence Design Systems, Inc.(1)	107,848	3,965,571
Electronic Arts, Inc.(1)	50,391	6,109,405
Microsoft Corp.	288,232	26,306,935
Oracle Corp. (New York)	41,950	1,919,212
Red Hat, Inc.(1)	35,475	5,303,867
Synopsys, Inc.(1)	48,741	4,057,201
		62,929,261
Specialty Retail — 2.2%
Home Depot, Inc. (The)	26,156	4,662,045
Lowe's Cos., Inc.	24,613	2,159,791
Ross Stores, Inc.	35,085	2,735,928
Sleep Number Corp.(1)	72,683	2,554,808
		12,112,572
Technology Hardware, Storage and Peripherals — 7.5%
Apple, Inc.	213,495	35,820,191
Western Digital Corp.	51,346	4,737,695
		40,557,886
Textiles, Apparel and Luxury Goods — 2.1%
Deckers Outdoor Corp.(1)	49,666	4,471,430
Michael Kors Holdings Ltd.(1)	70,404	4,370,680
VF Corp.	32,649	2,419,944
		11,262,054

Thrifts and Mortgage Finance — 0.1%
Merchants Bancorp	5,686	122,249
Nationstar Mortgage Holdings, Inc.(1)	28,935	519,673
		641,922
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	74,729	4,561,458
TOTAL COMMON STOCKS (Cost $429,704,756)		531,992,609
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $5,591,982), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $5,470,793)		5,469,912
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $4,655,186), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $4,560,375)		4,560,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,511	5,511
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,035,423)		10,035,423
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $439,740,179)		542,028,032
OTHER ASSETS AND LIABILITIES — 0.1%		375,674
TOTAL NET ASSETS — 100.0%		$542,403,706

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	531,992,609	—	—
Temporary Cash Investments	5,511	10,029,912	—
	531,998,120	10,029,912	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
March 31, 2018

NT Equity Growth - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 2.6%
Boeing Co. (The)	64,172	21,040,715
Curtiss-Wright Corp.	31,339	4,232,959
General Dynamics Corp.	85,191	18,818,692
		44,092,366
Auto Components — 0.8%
BorgWarner, Inc.	251,130	12,614,260
Banks — 7.5%
Bank of America Corp.	1,004,278	30,118,297
Citigroup, Inc.	28,659	1,934,482
Fifth Third Bancorp	10,722	340,424
JPMorgan Chase & Co.	378,658	41,641,020
SunTrust Banks, Inc.	250,772	17,062,527
U.S. Bancorp	359,302	18,144,751
Wells Fargo & Co.	335,272	17,571,606
		126,813,107
Beverages — 1.0%
Molson Coors Brewing Co., Class B	92,437	6,963,279
PepsiCo, Inc.	84,373	9,209,313
		16,172,592
Biotechnology — 4.5%
AbbVie, Inc.	230,806	21,845,788
Alexion Pharmaceuticals, Inc.(1)	38,328	4,272,039
Amgen, Inc.	128,457	21,899,349
Biogen, Inc.(1)	60,445	16,551,050
Celgene Corp.(1)	130,016	11,598,727
		76,166,953
Building Products — 0.3%
Owens Corning	71,339	5,735,656
Capital Markets — 2.6%
Evercore, Inc., Class A	129,618	11,302,690
MSCI, Inc.	26,684	3,988,457
Nasdaq, Inc.	135,119	11,649,960
S&P Global, Inc.	86,085	16,447,400
		43,388,507
Chemicals — 3.8%
Air Products & Chemicals, Inc.	95,010	15,109,440
Eastman Chemical Co.	134,741	14,225,955
FMC Corp.	157,696	12,074,783
Huntsman Corp.	140,925	4,122,056
Monsanto Co.	35,258	4,114,256
PPG Industries, Inc.	92,547	10,328,245
WR Grace & Co.	74,091	4,536,592
		64,511,327

Commercial Services and Supplies — 0.1%
MSA Safety, Inc.	16,574	1,379,620
Pitney Bowes, Inc.	102,049	1,111,313
		2,490,933
Communications Equipment — 1.9%
Cisco Systems, Inc.	734,579	31,506,093
Consumer Finance — 0.8%
American Express Co.	56,832	5,301,289
Synchrony Financial	249,684	8,371,904
		13,673,193
Diversified Consumer Services — 0.8%
Grand Canyon Education, Inc.(1)	23,467	2,462,158
H&R Block, Inc.	407,489	10,354,295
		12,816,453
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	69,024	13,768,908
Leucadia National Corp.	87,474	1,988,284
		15,757,192
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	98,046	3,495,340
Verizon Communications, Inc.	22,916	1,095,843
		4,591,183
Electric Utilities — 0.3%
Portland General Electric Co.	132,496	5,367,413
Electrical Equipment — 0.3%
Emerson Electric Co.	78,064	5,331,771
Electronic Equipment, Instruments and Components — 0.1%
Jabil, Inc.	45,879	1,318,104
Energy Equipment and Services — 1.0%
Halliburton Co.	353,077	16,573,434
Equity Real Estate Investment Trusts (REITs) — 1.9%
Apple Hospitality REIT, Inc.	36,348	638,634
Piedmont Office Realty Trust, Inc., Class A	92,565	1,628,218
PotlatchDeltic Corp.	248,158	12,916,624
Senior Housing Properties Trust	40,689	637,190
Weyerhaeuser Co.	371,595	13,005,825
WP Carey, Inc.	53,329	3,305,865
		32,132,356
Food and Staples Retailing — 0.3%
CVS Health Corp.	93,127	5,793,431
Food Products — 1.8%
Conagra Brands, Inc.	392,427	14,472,708
Hershey Co. (The)	138,550	13,710,908
Sanderson Farms, Inc.	16,613	1,977,279
		30,160,895
Health Care Equipment and Supplies — 3.5%
Cooper Cos., Inc. (The)	26,572	6,079,939
Edwards Lifesciences Corp.(1)	70,425	9,825,696
Hill-Rom Holdings, Inc.	69,629	6,057,723

Intuitive Surgical, Inc.(1)	41,207	17,011,486
LivaNova plc(1)	30,972	2,741,022
Masimo Corp.(1)	20,593	1,811,154
Varian Medical Systems, Inc.(1)	84,485	10,362,085
Zimmer Biomet Holdings, Inc.	52,289	5,701,593
		59,590,698
Health Care Providers and Services — 1.9%
Cigna Corp.	4,594	770,598
Express Scripts Holding Co.(1)	40,313	2,784,822
UnitedHealth Group, Inc.	134,969	28,883,366
		32,438,786
Health Care Technology — 0.3%
Cerner Corp.(1)	82,587	4,790,046
Hotels, Restaurants and Leisure — 3.6%
Hilton Grand Vacations, Inc.(1)	74,629	3,210,539
International Game Technology plc	121,132	3,237,858
Las Vegas Sands Corp.	188,193	13,531,077
Marriott International, Inc., Class A	114,196	15,528,372
Royal Caribbean Cruises Ltd.	112,454	13,240,334
Vail Resorts, Inc.	56,041	12,424,290
		61,172,470
Household Durables — 0.5%
Garmin Ltd.	26,292	1,549,388
Toll Brothers, Inc.	157,480	6,811,010
		8,360,398
Household Products — 1.0%
Kimberly-Clark Corp.	143,486	15,802,113
Procter & Gamble Co. (The)	21,447	1,700,318
		17,502,431
Industrial Conglomerates — 2.4%
3M Co.	58,246	12,786,162
Carlisle Cos., Inc.	67,800	7,078,998
Honeywell International, Inc.	139,775	20,198,885
		40,064,045
Insurance — 2.5%
Allstate Corp. (The)	159,132	15,085,714
First American Financial Corp.	73,076	4,288,100
Hartford Financial Services Group, Inc. (The)	267,365	13,774,645
Principal Financial Group, Inc.	106,528	6,488,620
Torchmark Corp.	35,047	2,949,906
		42,586,985
Internet and Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)	35,892	51,947,927
Booking Holdings, Inc.(1)	3,396	7,065,005
		59,012,932
Internet Software and Services — 6.4%
Alphabet, Inc., Class A(1)	58,965	61,154,960
eBay, Inc.(1)	65,029	2,616,767
Facebook, Inc., Class A(1)	250,828	40,079,806

LogMeIn, Inc.	41,105	4,749,683
		108,601,216
IT Services — 2.3%
Alliance Data Systems Corp.	2,422	515,547
International Business Machines Corp.	146,619	22,495,753
Total System Services, Inc.	174,219	15,028,131
		38,039,431
Life Sciences Tools and Services — 0.6%
ICON plc(1)	23,316	2,754,552
PerkinElmer, Inc.	96,048	7,272,755
		10,027,307
Machinery — 3.7%
Caterpillar, Inc.	133,820	19,722,392
Ingersoll-Rand plc	70,587	6,035,894
Oshkosh Corp.	148,660	11,486,958
PACCAR, Inc.	85,597	5,663,954
Parker-Hannifin Corp.	46,514	7,955,289
Toro Co. (The)	170,325	10,636,796
		61,501,283
Media — 0.7%
John Wiley & Sons, Inc., Class A	45,303	2,885,801
Time Warner, Inc.	87,299	8,256,740
		11,142,541
Oil, Gas and Consumable Fuels — 3.9%
Chevron Corp.	168,967	19,268,997
Exxon Mobil Corp.	226,405	16,892,077
HollyFrontier Corp.	247,574	12,096,466
Marathon Petroleum Corp.	226,664	16,571,405
PBF Energy, Inc., Class A	30,864	1,046,289
		65,875,234
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.	177,804	5,115,421
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	110,725	5,405,595
Estee Lauder Cos., Inc. (The), Class A	3,052	456,945
		5,862,540
Pharmaceuticals — 5.6%
Allergan plc	36,382	6,122,727
Bristol-Myers Squibb Co.	14,567	921,363
Eli Lilly & Co.	116,978	9,050,588
Johnson & Johnson	207,109	26,541,018
Merck & Co., Inc.	433,576	23,616,885
Pfizer, Inc.	810,356	28,759,534
		95,012,115
Professional Services — 0.2%
Robert Half International, Inc.	45,168	2,614,776
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.	20,006	3,493,848

Road and Rail — 0.1%
Ryder System, Inc.	32,687	2,379,287
Semiconductors and Semiconductor Equipment — 6.1%
Applied Materials, Inc.	285,059	15,852,131
Broadcom Ltd.	61,512	14,495,303
Intel Corp.	672,258	35,011,197
Lam Research Corp.	84,848	17,237,720
Texas Instruments, Inc.	201,942	20,979,754
		103,576,105
Software — 7.6%
Activision Blizzard, Inc.	171,478	11,567,906
Adobe Systems, Inc.(1)	91,832	19,843,059
Electronic Arts, Inc.(1)	107,048	12,978,499
Microsoft Corp.	726,678	66,323,901
Oracle Corp. (New York)	335,879	15,366,464
Synopsys, Inc.(1)	26,695	2,222,092
		128,301,921
Specialty Retail — 1.5%
Best Buy Co., Inc.	228,483	15,991,525
Lowe's Cos., Inc.	6,764	593,541
Ross Stores, Inc.	111,949	8,729,783
		25,314,849
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	308,980	51,840,664
Western Digital Corp.	13,295	1,226,730
		53,067,394
Textiles, Apparel and Luxury Goods — 2.1%
Deckers Outdoor Corp.(1)	136,443	12,283,963
Michael Kors Holdings Ltd.(1)	215,321	13,367,128
Tapestry, Inc.	168,935	8,887,670
		34,538,761
Trading Companies and Distributors — 0.2%
United Rentals, Inc.(1)	19,921	3,440,954
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	213,026	13,003,107
TOTAL COMMON STOCKS (Cost $1,297,729,702)		1,663,434,100
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $11,311,324), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $11,066,188)		11,064,405
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/25/26, valued at $9,409,922), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $9,224,758)		9,224,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,288,405)		20,288,405
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,318,018,107)		1,683,722,505
OTHER ASSETS AND LIABILITIES — 0.1%		2,079,364
TOTAL NET ASSETS — 100.0%		$1,685,801,869

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,663,434,100	—	—
Temporary Cash Investments	—	20,288,405	—
	1,663,434,100	20,288,405	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
March 31, 2018

NT Small Company - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.7%
Curtiss-Wright Corp.	26,516	3,581,516
Moog, Inc., Class A(1)	14,838	1,222,799
Triumph Group, Inc.	87,409	2,202,707
		7,007,022
Air Freight and Logistics — 0.1%
Forward Air Corp.	7,311	386,459
Auto Components — 0.8%
Stoneridge, Inc.(1)	115,517	3,188,269
Banks — 8.4%
Bancorp, Inc. (The)(1)	184,377	1,991,272
Bank of NT Butterfield & Son Ltd. (The)	35,121	1,576,230
Berkshire Hills Bancorp, Inc.	25,454	965,979
Boston Private Financial Holdings, Inc.	91,102	1,371,085
Camden National Corp.	8,459	376,426
Central Pacific Financial Corp.	78,461	2,233,000
Customers Bancorp, Inc.(1)	61,800	1,801,470
Enterprise Financial Services Corp.	34,812	1,632,683
Financial Institutions, Inc.	31,131	921,478
First Citizens BancShares, Inc., Class A	7,259	2,999,709
First Interstate Bancsystem, Inc., Class A	22,297	881,846
Franklin Financial Network, Inc.(1)	70,142	2,286,629
Heartland Financial USA, Inc.	10,315	547,211
Heritage Commerce Corp.	25,872	426,371
Hilltop Holdings, Inc.	104,685	2,455,910
Independent Bank Corp.	34,571	791,676
International Bancshares Corp.	66,202	2,575,258
MB Financial, Inc.	14,610	591,413
OFG Bancorp	102,961	1,075,942
Southside Bancshares, Inc.	46,249	1,606,690
Trico Bancshares	15,631	581,786
UMB Financial Corp.	35,588	2,576,215
United Community Banks, Inc.	89,043	2,818,211
		35,084,490
Biotechnology — 5.5%
Akebia Therapeutics, Inc.(1)	171,285	1,632,346
Calithera Biosciences, Inc.(1)	272,138	1,714,469
ChemoCentryx, Inc.(1)	9,310	126,616
Conatus Pharmaceuticals, Inc.(1)	35,768	209,958
CytomX Therapeutics, Inc.(1)	69,380	1,973,861
Editas Medicine, Inc.(1)	65,314	2,165,159
Emergent BioSolutions, Inc.(1)	6,250	329,063
Exelixis, Inc.(1)	84,541	1,872,583
Genomic Health, Inc.(1)	70,575	2,208,292

Halozyme Therapeutics, Inc.(1)	129,899	2,544,721
Ligand Pharmaceuticals, Inc.(1)	8,026	1,325,574
MiMedx Group, Inc.(1)	39,237	273,482
Momenta Pharmaceuticals, Inc.(1)	30,346	550,780
Myriad Genetics, Inc.(1)	16,918	499,927
Pieris Pharmaceuticals, Inc.(1)	11,626	79,289
Protagonist Therapeutics, Inc.(1)	48,111	413,274
PTC Therapeutics, Inc.(1)	31,381	849,170
Retrophin, Inc.(1)	95,060	2,125,542
Sangamo Therapeutics, Inc.(1)	110,649	2,102,331
		22,996,437
Building Products — 0.3%
Patrick Industries, Inc.(1)	12,907	798,298
Universal Forest Products, Inc.	12,699	412,083
		1,210,381
Capital Markets — 2.9%
Artisan Partners Asset Management, Inc., Class A	24,094	802,330
BrightSphere Investment Group plc	28,632	451,240
Evercore, Inc., Class A	37,003	3,226,662
Houlihan Lokey, Inc., Class A	47,893	2,136,028
Investment Technology Group, Inc.	14,371	283,683
Piper Jaffray Cos.	32,382	2,689,325
Stifel Financial Corp.	41,273	2,444,600
		12,033,868
Chemicals — 3.8%
Chemours Co. (The)	44,131	2,149,621
FutureFuel Corp.	4,378	52,492
Ingevity Corp.(1)	42,227	3,111,707
KMG Chemicals, Inc.	15,967	957,222
Koppers Holdings, Inc.(1)	46,947	1,929,522
Kraton Corp.(1)	49,618	2,367,275
Kronos Worldwide, Inc.	18,147	410,122
Minerals Technologies, Inc.	26,944	1,803,901
OMNOVA Solutions, Inc.(1)	74,100	778,050
Stepan Co.	26,823	2,231,137
		15,791,049
Commercial Services and Supplies — 3.6%
ACCO Brands Corp.	151,222	1,897,836
ARC Document Solutions, Inc.(1)	105,438	231,964
Brady Corp., Class A	68,274	2,536,379
Ceco Environmental Corp.	32,784	145,889
Herman Miller, Inc.	70,116	2,240,206
McGrath RentCorp	14,076	755,741
MSA Safety, Inc.	32,314	2,689,817
Quad/Graphics, Inc.	98,781	2,504,098
RR Donnelley & Sons Co.	85,604	747,323
SP Plus Corp.(1)	37,167	1,323,145
		15,072,398

Communications Equipment — 1.8%
Aerohive Networks, Inc.(1)	56,867	229,743
Ciena Corp.(1)	110,882	2,871,844
Extreme Networks, Inc.(1)	198,131	2,193,310
InterDigital, Inc.	31,629	2,327,894
		7,622,791
Construction and Engineering — 1.8%
EMCOR Group, Inc.	38,851	3,027,658
KBR, Inc.	139,559	2,259,460
Primoris Services Corp.	90,111	2,250,973
		7,538,091
Containers and Packaging — 0.5%
Greif, Inc., Class A	41,211	2,153,275
Myers Industries, Inc.	6,689	141,472
		2,294,747
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(1)	71,335	3,391,979
Grand Canyon Education, Inc.(1)	15,347	1,610,207
K12, Inc.(1)	15,459	219,209
		5,221,395
Diversified Financial Services — 0.4%
On Deck Capital, Inc.(1)	293,935	1,643,097
Diversified Telecommunication Services — 0.7%
Ooma, Inc.(1)	12,651	137,896
Vonage Holdings Corp.(1)	254,408	2,709,445
		2,847,341
Electric Utilities — 0.9%
Portland General Electric Co.	69,416	2,812,042
Spark Energy, Inc., Class A	68,730	814,451
		3,626,493
Electrical Equipment — 0.7%
Generac Holdings, Inc.(1)	57,683	2,648,226
TPI Composites, Inc.(1)	20,379	457,509
		3,105,735
Electronic Equipment, Instruments and Components — 3.0%
Electro Scientific Industries, Inc.(1)	108,648	2,100,166
KEMET Corp.(1)	132,566	2,403,422
Plexus Corp.(1)	14,589	871,401
Rogers Corp.(1)	9,177	1,097,019
Tech Data Corp.(1)	25,654	2,183,925
TTM Technologies, Inc.(1)	85,108	1,301,301
Vishay Intertechnology, Inc.	142,227	2,645,422
Vishay Precision Group, Inc.(1)	3,949	123,011
		12,725,667
Energy Equipment and Services — 2.2%
Archrock, Inc.	185,603	1,624,026
Exterran Corp.(1)	85,227	2,275,561
Mammoth Energy Services, Inc.(1)	6,353	203,677
Matrix Service Co.(1)	9,254	126,780

McDermott International, Inc.(1)	363,562	2,214,093
Smart Sand, Inc.(1)	164,005	954,509
Superior Energy Services, Inc.(1)	123,379	1,040,085
TETRA Technologies Inc(1)	60,952	228,570
Unit Corp.(1)	38,288	756,571
		9,423,872
Equity Real Estate Investment Trusts (REITs) — 3.7%
Ashford Hospitality Prime, Inc.	24,126	234,505
Ashford Hospitality Trust, Inc.	4,435	28,650
Chatham Lodging Trust	14,420	276,143
Chesapeake Lodging Trust	46,530	1,293,999
Front Yard Residential Corp.	57,320	576,066
Gladstone Commercial Corp.	3,463	60,048
iStar, Inc.(1)	49,996	508,459
MedEquities Realty Trust, Inc.	202,161	2,124,712
NorthStar Realty Europe Corp.	76,112	990,978
Pebblebrook Hotel Trust	69,665	2,392,993
PotlatchDeltic Corp.	56,317	2,931,300
PS Business Parks, Inc.	22,991	2,598,903
Terreno Realty Corp.	38,958	1,344,441
		15,361,197
Food and Staples Retailing — 0.7%
United Natural Foods, Inc.(1)	64,353	2,763,318
Food Products — 0.4%
Sanderson Farms, Inc.	13,441	1,599,748
Health Care Equipment and Supplies — 5.2%
Analogic Corp.	25,487	2,444,203
AngioDynamics, Inc.(1)	81,826	1,411,498
Atrion Corp.	268	169,188
Globus Medical, Inc., Class A(1)	60,534	3,015,804
Haemonetics Corp.(1)	40,617	2,971,540
Integer Holdings Corp.(1)	48,867	2,763,429
Lantheus Holdings, Inc.(1)	65,105	1,035,170
LeMaitre Vascular, Inc.	17,509	634,351
LivaNova plc(1)	43,256	3,828,156
Masimo Corp.(1)	17,074	1,501,658
Orthofix International NV(1)	34,514	2,028,733
STAAR Surgical Co.(1)	10,565	156,362
		21,960,092
Health Care Providers and Services — 1.3%
RadNet, Inc.(1)	18,675	268,920
Tivity Health, Inc.(1)	68,709	2,724,312
WellCare Health Plans, Inc.(1)	12,118	2,346,408
		5,339,640
Health Care Technology — 0.2%
Cotiviti Holdings, Inc.(1)	22,410	771,800
Hotels, Restaurants and Leisure — 1.1%
Bloomin' Brands, Inc.	30,142	731,848
Brinker International, Inc.	15,483	558,936

Eldorado Resorts, Inc.(1)	7,013	231,429
Golden Entertainment, Inc.(1)	17,547	407,617
International Speedway Corp., Class A	35,785	1,578,118
Penn National Gaming, Inc.(1)	16,690	438,279
Scientific Games Corp., Class A(1)	18,431	766,730
		4,712,957
Household Durables — 1.7%
Beazer Homes USA, Inc.(1)	66,636	1,062,844
La-Z-Boy, Inc.	47,051	1,409,178
M.D.C. Holdings, Inc.	77,083	2,152,157
Taylor Morrison Home Corp., Class A(1)	112,754	2,624,913
		7,249,092
Insurance — 1.4%
CNO Financial Group, Inc.	122,700	2,658,909
FBL Financial Group, Inc., Class A	1,684	116,785
Health Insurance Innovations, Inc., Class A(1)	3,963	114,531
Infinity Property & Casualty Corp.	2,999	355,082
Stewart Information Services Corp.	61,213	2,689,699
		5,935,006
Internet and Direct Marketing Retail — 0.7%
Groupon, Inc.(1)	281,945	1,223,641
Nutrisystem, Inc.	58,051	1,564,475
		2,788,116
Internet Software and Services — 5.0%
Appfolio, Inc., Class A(1)	12,472	509,481
Apptio, Inc., Class A(1)	17,188	487,108
Blucora, Inc.(1)	95,324	2,344,971
Care.com, Inc.(1)	122,015	1,985,184
Cornerstone OnDemand, Inc.(1)	14,853	580,901
Endurance International Group Holdings, Inc.(1)	73,736	545,646
Envestnet, Inc.(1)	52,200	2,991,060
Etsy, Inc.(1)	101,628	2,851,682
LivePerson, Inc.(1)	28,151	460,269
Nutanix, Inc., Class A(1)	21,243	1,043,244
QuinStreet, Inc.(1)	158,386	2,022,589
SPS Commerce, Inc.(1)	16,090	1,030,886
Stamps.com, Inc.(1)	15,065	3,028,818
TechTarget, Inc.(1)	11,706	232,715
Web.com Group, Inc.(1)	43,043	779,078
		20,893,632
IT Services — 0.9%
Everi Holdings, Inc.(1)	88,638	582,352
Travelport Worldwide Ltd.	184,006	3,006,658
		3,589,010
Leisure Products — 0.9%
Malibu Boats, Inc., Class A(1)	75,673	2,513,100
MCBC Holdings, Inc.(1)	52,398	1,320,430
		3,833,530

Life Sciences Tools and Services — 0.6%
Luminex Corp.	51,368	1,082,324
Medpace Holdings, Inc.(1)	43,847	1,530,699
		2,613,023
Machinery — 4.7%
Alamo Group, Inc.	21,493	2,362,081
Altra Industrial Motion Corp.	5,788	265,959
Briggs & Stratton Corp.	42,325	906,178
Columbus McKinnon Corp.	19,253	690,028
Commercial Vehicle Group, Inc.(1)	7,561	58,598
EnPro Industries, Inc.	28,416	2,198,830
Global Brass & Copper Holdings, Inc.	65,905	2,204,522
Harsco Corp.(1)	140,023	2,891,475
Hillenbrand, Inc.	11,022	505,910
Hyster-Yale Materials Handling, Inc.	12,565	878,670
Kadant, Inc.	6,516	615,762
Lydall, Inc.(1)	5,615	270,924
Meritor, Inc.(1)	102,549	2,108,407
TriMas Corp.(1)	45,938	1,205,872
Watts Water Technologies, Inc., Class A	21,690	1,685,313
Woodward, Inc.	11,675	836,631
		19,685,160
Media — 0.4%
Entravision Communications Corp., Class A	183,208	861,078
MDC Partners, Inc., Class A(1)	44,199	318,233
tronc, Inc.(1)	34,937	573,665
		1,752,976
Metals and Mining — 1.9%
Cleveland-Cliffs, Inc.(1)	124,228	863,385
Kaiser Aluminum Corp.	25,039	2,526,435
Schnitzer Steel Industries, Inc., Class A	82,390	2,665,317
Worthington Industries, Inc.	47,296	2,029,944
		8,085,081
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
PennyMac Mortgage Investment Trust	60,715	1,094,691
Multiline Retail — 0.5%
Big Lots, Inc.	50,479	2,197,351
Oil, Gas and Consumable Fuels — 1.0%
Delek US Holdings, Inc.	12,839	522,547
NACCO Industries, Inc., Class A	33,050	1,085,693
Overseas Shipholding Group, Inc., Class A(1)	47,162	133,940
Peabody Energy Corp.	67,118	2,449,807
W&T Offshore, Inc.(1)	26,582	117,758
		4,309,745
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.	122,365	3,520,441
Personal Products — 1.0%
Medifast, Inc.	36,600	3,420,270

Natural Health Trends Corp.	32,449	616,855
		4,037,125
Pharmaceuticals — 2.4%
Corcept Therapeutics, Inc.(1)	144,070	2,369,951
Horizon Pharma plc(1)	140,972	2,001,802
Innoviva, Inc.(1)	197,219	3,287,641
Phibro Animal Health Corp., Class A	31,418	1,247,295
Supernus Pharmaceuticals, Inc.(1)	27,401	1,254,966
		10,161,655
Professional Services — 1.7%
ASGN, Inc.(1)	35,428	2,900,845
Barrett Business Services, Inc.	1,388	115,037
Heidrick & Struggles International, Inc.	10,137	316,781
ICF International, Inc.	6,599	385,712
Kelly Services, Inc., Class A	9,661	280,556
TriNet Group, Inc.(1)	59,870	2,773,178
TrueBlue, Inc.(1)	12,961	335,690
		7,107,799
Real Estate Management and Development — 0.3%
Altisource Portfolio Solutions SA(1)	2,014	53,492
HFF, Inc., Class A	15,633	776,960
RMR Group, Inc. (The), Class A	4,168	291,552
		1,122,004
Road and Rail — 0.8%
Covenant Transportation Group, Inc., Class A(1)	24,347	726,271
Werner Enterprises, Inc.	64,172	2,342,278
YRC Worldwide, Inc.(1)	41,751	368,661
		3,437,210
Semiconductors and Semiconductor Equipment — 5.0%
Advanced Energy Industries, Inc.(1)	36,448	2,329,027
Amkor Technology, Inc.(1)	158,438	1,604,977
Brooks Automation, Inc.	7,622	206,404
Cabot Microelectronics Corp.	15,317	1,640,604
Cirrus Logic, Inc.(1)	35,559	1,444,762
Cohu, Inc.	27,801	634,141
Diodes, Inc.(1)	19,879	605,514
Entegris, Inc.	93,985	3,270,678
Formfactor, Inc.(1)	85,680	1,169,532
MKS Instruments, Inc.	34,248	3,960,781
Nanometrics, Inc.(1)	58,076	1,562,245
Rudolph Technologies, Inc.(1)	46,832	1,297,246
Synaptics, Inc.(1)	26,641	1,218,293
		20,944,204
Software — 4.4%
A10 Networks, Inc.(1)	33,141	192,881
Aspen Technology, Inc.(1)	47,567	3,752,561
Fair Isaac Corp.	20,440	3,461,923
Imperva, Inc.(1)	59,276	2,566,651
MobileIron, Inc.(1)	18,598	92,060

Pegasystems, Inc.	12,761	773,955
Progress Software Corp.	61,376	2,359,907
Rosetta Stone, Inc.(1)	30,435	400,220
TiVo Corp.	65,034	881,211
Verint Systems, Inc.(1)	9,046	385,359
Zendesk, Inc.(1)	63,303	3,030,314
Zix Corp.(1)	104,452	446,010
		18,343,052
Specialty Retail — 2.8%
Asbury Automotive Group, Inc.(1)	28,415	1,918,012
Barnes & Noble Education, Inc.(1)	166,281	1,145,676
Buckle, Inc. (The)	39,540	875,811
Children's Place, Inc. (The)	2,914	394,119
Haverty Furniture Cos., Inc.	9,120	183,768
Party City Holdco, Inc.(1)	119,668	1,866,821
Sleep Number Corp.(1)	68,872	2,420,851
Tailored Brands, Inc.	118,198	2,962,042
		11,767,100
Textiles, Apparel and Luxury Goods — 1.8%
Crocs, Inc.(1)	43,292	703,495
Deckers Outdoor Corp.(1)	37,709	3,394,941
Oxford Industries, Inc.	22,514	1,678,644
Perry Ellis International, Inc.(1)	73,279	1,890,598
		7,667,678
Thrifts and Mortgage Finance — 2.5%
Essent Group Ltd.(1)	70,959	3,020,015
Flagstar Bancorp, Inc.(1)	64,623	2,287,654
Meta Financial Group, Inc.	12,621	1,378,213
MGIC Investment Corp.(1)	105,325	1,369,225
Nationstar Mortgage Holdings, Inc.(1)	63,715	1,144,322
TrustCo Bank Corp. NY	60,882	514,453
Washington Federal, Inc.	23,067	798,118
		10,512,000
Trading Companies and Distributors — 2.4%
Aircastle Ltd.	100,263	1,991,223
Applied Industrial Technologies, Inc.	43,041	3,137,689
H&E Equipment Services, Inc.	44,661	1,719,002
Rush Enterprises, Inc., Class A(1)	59,029	2,508,142
Textainer Group Holdings Ltd.(1)	36,102	611,929
		9,967,985
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	32,770	489,912
TOTAL COMMON STOCKS (Cost $366,057,570)		414,432,932
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $2,390,679), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $2,338,869)		2,338,492
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,991,016), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $1,949,160)		1,949,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	2,843	2,843
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,290,335)		4,290,335
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $370,347,905)		418,723,267
OTHER ASSETS AND LIABILITIES — 0.1%		416,103
TOTAL NET ASSETS — 100.0%		$419,139,370

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	414,432,932	—	—
Temporary Cash Investments	2,843	4,287,492	—
	414,435,775	4,287,492	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2018

Small Company - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 1.7%
Curtiss-Wright Corp.	42,211	5,701,440
Moog, Inc., Class A(1)	24,918	2,053,492
Triumph Group, Inc.	140,923	3,551,260
		11,306,192
Air Freight and Logistics — 0.1%
Forward Air Corp.	12,031	635,959
Auto Components — 0.8%
Stoneridge, Inc.(1)	188,729	5,208,920
Banks — 8.4%
Bancorp, Inc. (The)(1)	301,637	3,257,680
Bank of NT Butterfield & Son Ltd. (The)	56,290	2,526,295
Berkshire Hills Bancorp, Inc.	45,929	1,743,006
Boston Private Financial Holdings, Inc.	152,815	2,299,866
Camden National Corp.	14,469	643,870
Central Pacific Financial Corp.	129,334	3,680,846
Customers Bancorp, Inc.(1)	104,321	3,040,957
Enterprise Financial Services Corp.	58,904	2,762,598
Financial Institutions, Inc.	45,088	1,334,605
First Citizens BancShares, Inc., Class A	11,416	4,717,548
First Interstate Bancsystem, Inc., Class A	34,900	1,380,295
Franklin Financial Network, Inc.(1)	111,968	3,650,157
Heartland Financial USA, Inc.	20,130	1,067,896
Heritage Commerce Corp.	42,183	695,176
Hilltop Holdings, Inc.	167,587	3,931,591
Independent Bank Corp.	56,035	1,283,201
International Bancshares Corp.	104,880	4,079,832
MB Financial, Inc.	24,617	996,496
OFG Bancorp	164,965	1,723,884
Southside Bancshares, Inc.	73,097	2,539,390
Trico Bancshares	26,866	999,952
UMB Financial Corp.	57,192	4,140,129
United Community Banks, Inc.	144,157	4,562,569
		57,057,839
Biotechnology — 5.5%
Akebia Therapeutics, Inc.(1)	275,821	2,628,574
Calithera Biosciences, Inc.(1)	434,977	2,740,355
ChemoCentryx, Inc.(1)	15,709	213,642
Conatus Pharmaceuticals, Inc.(1)	59,586	349,770
CytomX Therapeutics, Inc.(1)	111,812	3,181,051
Editas Medicine, Inc.(1)	106,770	3,539,426
Emergent BioSolutions, Inc.(1)	9,201	484,433
Exelixis, Inc.(1)	133,717	2,961,832
Genomic Health, Inc.(1)	112,628	3,524,130
Halozyme Therapeutics, Inc.(1)	211,263	4,138,642
Ligand Pharmaceuticals, Inc.(1)	13,275	2,192,499
MiMedx Group, Inc.(1)	71,567	498,822
Momenta Pharmaceuticals, Inc.(1)	48,516	880,565

Myriad Genetics, Inc.(1)	28,052	828,937
Pieris Pharmaceuticals, Inc.(1)	18,200	124,124
Protagonist Therapeutics, Inc.(1)	77,868	668,886
PTC Therapeutics, Inc.(1)	50,670	1,371,130
Retrophin, Inc.(1)	152,665	3,413,590
Sangamo Therapeutics, Inc.(1)	180,348	3,426,612
		37,167,020
Building Products — 0.3%
Patrick Industries, Inc.(1)	21,009	1,299,407
Universal Forest Products, Inc.	20,463	664,024
		1,963,431
Capital Markets — 2.9%
Artisan Partners Asset Management, Inc., Class A	38,053	1,267,165
BrightSphere Investment Group plc	44,940	708,254
Evercore, Inc., Class A	59,637	5,200,347
Houlihan Lokey, Inc., Class A	75,985	3,388,931
Investment Technology Group, Inc.	22,278	439,768
Piper Jaffray Cos.	52,608	4,369,094
Stifel Financial Corp.	67,749	4,012,773
		19,386,332
Chemicals — 3.8%
Chemours Co. (The)	70,376	3,428,015
FutureFuel Corp.	8,446	101,268
Ingevity Corp.(1)	68,498	5,047,618
KMG Chemicals, Inc.	26,356	1,580,042
Koppers Holdings, Inc.(1)	76,690	3,151,959
Kraton Corp.(1)	80,320	3,832,067
Kronos Worldwide, Inc.	28,215	637,659
Minerals Technologies, Inc.	44,024	2,947,407
OMNOVA Solutions, Inc.(1)	116,745	1,225,822
Stepan Co.	42,352	3,522,839
		25,474,696
Commercial Services and Supplies — 3.6%
ACCO Brands Corp.	243,301	3,053,428
ARC Document Solutions, Inc.(1)	198,200	436,040
Brady Corp., Class A	108,689	4,037,796
Ceco Environmental Corp.	65,749	292,583
Herman Miller, Inc.	111,462	3,561,211
McGrath RentCorp	20,802	1,116,859
MSA Safety, Inc.	52,012	4,329,479
Quad/Graphics, Inc.	158,156	4,009,255
RR Donnelley & Sons Co.	131,827	1,150,850
SP Plus Corp.(1)	60,237	2,144,437
		24,131,938
Communications Equipment — 1.8%
Aerohive Networks, Inc.(1)	83,471	337,223
Ciena Corp.(1)	176,803	4,579,197
Extreme Networks, Inc.(1)	324,545	3,592,713
InterDigital, Inc.	51,928	3,821,901
		12,331,034
Construction and Engineering — 1.8%
EMCOR Group, Inc.	62,966	4,906,940
KBR, Inc.	225,018	3,643,042

Primoris Services Corp.	146,855	3,668,438
		12,218,420
Containers and Packaging — 0.6%
Greif, Inc., Class A	67,708	3,537,743
Myers Industries, Inc.	11,241	237,747
		3,775,490
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(1)	115,101	5,473,052
Grand Canyon Education, Inc.(1)	25,055	2,628,771
K12, Inc.(1)	19,910	282,324
		8,384,147
Diversified Financial Services — 0.4%
On Deck Capital, Inc.(1)	475,096	2,655,787
Diversified Telecommunication Services — 0.7%
Ooma, Inc.(1)	17,295	188,516
Vonage Holdings Corp.(1)	403,431	4,296,540
		4,485,056
Electric Utilities — 0.9%
Portland General Electric Co.	113,622	4,602,827
Spark Energy, Inc., Class A	111,636	1,322,887
		5,925,714
Electrical Equipment — 0.7%
Generac Holdings, Inc.(1)	91,357	4,194,200
TPI Composites, Inc.(1)	35,339	793,360
		4,987,560
Electronic Equipment, Instruments and Components — 3.1%
Electro Scientific Industries, Inc.(1)	175,843	3,399,045
KEMET Corp.(1)	210,928	3,824,125
Plexus Corp.(1)	26,135	1,561,043
Rogers Corp.(1)	15,267	1,825,017
Tech Data Corp.(1)	41,706	3,550,432
TTM Technologies, Inc.(1)	134,052	2,049,655
Vishay Intertechnology, Inc.	232,606	4,326,472
Vishay Precision Group, Inc.(1)	8,533	265,803
		20,801,592
Energy Equipment and Services — 2.3%
Archrock, Inc.	301,039	2,634,091
Exterran Corp.(1)	138,896	3,708,523
Mammoth Energy Services, Inc.(1)	9,875	316,593
Matrix Service Co.(1)	14,650	200,705
McDermott International, Inc.(1)	580,462	3,535,014
Smart Sand, Inc.(1)	261,740	1,523,327
Superior Energy Services, Inc.(1)	196,928	1,660,103
TETRA Technologies Inc(1)	103,926	389,722
Unit Corp.(1)	62,438	1,233,775
		15,201,853
Equity Real Estate Investment Trusts (REITs) — 3.7%
Ashford Hospitality Prime, Inc.	38,289	372,169
Ashford Hospitality Trust, Inc.	10,902	70,427
Chatham Lodging Trust	27,211	521,091
Chesapeake Lodging Trust	79,020	2,197,546
Front Yard Residential Corp.	87,947	883,867
Gladstone Commercial Corp.	7,649	132,634

iStar, Inc.(1)	92,336	939,057
MedEquities Realty Trust, Inc.	332,574	3,495,353
NorthStar Realty Europe Corp.	120,912	1,574,274
Pebblebrook Hotel Trust	113,999	3,915,866
PotlatchDeltic Corp.	87,570	4,558,018
PS Business Parks, Inc.	37,053	4,188,471
Terreno Realty Corp.	67,725	2,337,190
		25,185,963
Food and Staples Retailing — 0.7%
United Natural Foods, Inc.(1)	103,562	4,446,952
Food Products — 0.4%
Sanderson Farms, Inc.	21,885	2,604,753
Health Care Equipment and Supplies — 5.2%
Analogic Corp.	40,818	3,914,446
AngioDynamics, Inc.(1)	131,083	2,261,182
Atrion Corp.	371	234,212
Globus Medical, Inc., Class A(1)	96,916	4,828,355
Haemonetics Corp.(1)	65,914	4,822,268
Integer Holdings Corp.(1)	77,543	4,385,057
Lantheus Holdings, Inc.(1)	101,810	1,618,779
LeMaitre Vascular, Inc.	30,760	1,114,435
LivaNova plc(1)	69,182	6,122,607
Masimo Corp.(1)	28,836	2,536,126
Orthofix International NV(1)	54,639	3,211,681
STAAR Surgical Co.(1)	17,549	259,725
		35,308,873
Health Care Providers and Services — 1.3%
RadNet, Inc.(1)	31,920	459,648
Tivity Health, Inc.(1)	110,263	4,371,928
WellCare Health Plans, Inc.(1)	19,311	3,739,189
		8,570,765
Health Care Technology — 0.2%
Cotiviti Holdings, Inc.(1)	37,310	1,284,956
Hotels, Restaurants and Leisure — 1.1%
Bloomin' Brands, Inc.	51,721	1,255,786
Brinker International, Inc.	24,629	889,107
Eldorado Resorts, Inc.(1)	10,880	359,040
Golden Entertainment, Inc.(1)	27,327	634,806
International Speedway Corp., Class A	58,344	2,572,970
Penn National Gaming, Inc.(1)	27,271	716,137
Scientific Games Corp., Class A(1)	30,895	1,285,232
		7,713,078
Household Durables — 1.7%
Beazer Homes USA, Inc.(1)	109,688	1,749,524
La-Z-Boy, Inc.	74,870	2,242,356
M.D.C. Holdings, Inc.	125,228	3,496,366
Taylor Morrison Home Corp., Class A(1)	178,512	4,155,759
		11,644,005
Insurance — 1.4%
CNO Financial Group, Inc.	197,014	4,269,293
FBL Financial Group, Inc., Class A	2,991	207,426
Health Insurance Innovations, Inc., Class A(1)	6,090	176,001
Infinity Property & Casualty Corp.	4,206	497,990

Stewart Information Services Corp.	96,258	4,229,577
		9,380,287
Internet and Direct Marketing Retail — 0.7%
Groupon, Inc.(1)	461,850	2,004,429
Nutrisystem, Inc.	92,020	2,479,939
		4,484,368
Internet Software and Services — 5.0%
Appfolio, Inc., Class A(1)	20,930	854,991
Apptio, Inc., Class A(1)	25,180	713,601
Blucora, Inc.(1)	155,657	3,829,162
Care.com, Inc.(1)	191,627	3,117,771
Cornerstone OnDemand, Inc.(1)	22,127	865,387
Endurance International Group Holdings, Inc.(1)	119,905	887,297
Envestnet, Inc.(1)	84,983	4,869,526
Etsy, Inc.(1)	164,957	4,628,693
LivePerson, Inc.(1)	42,049	687,501
Nutanix, Inc., Class A(1)	35,173	1,727,346
QuinStreet, Inc.(1)	255,169	3,258,508
SPS Commerce, Inc.(1)	26,000	1,665,820
Stamps.com, Inc.(1)	24,013	4,827,814
TechTarget, Inc.(1)	20,010	397,799
Web.com Group, Inc.(1)	73,576	1,331,726
		33,662,942
IT Services — 0.9%
Everi Holdings, Inc.(1)	148,366	974,764
Travelport Worldwide Ltd.	293,926	4,802,751
		5,777,515
Leisure Products — 0.9%
Malibu Boats, Inc., Class A(1)	122,258	4,060,188
MCBC Holdings, Inc.(1)	86,050	2,168,460
		6,228,648
Life Sciences Tools and Services — 0.6%
Luminex Corp.	84,108	1,772,156
Medpace Holdings, Inc.(1)	71,161	2,484,230
		4,256,386
Machinery — 4.7%
Alamo Group, Inc.	34,531	3,794,957
Altra Industrial Motion Corp.	11,635	534,628
Briggs & Stratton Corp.	72,357	1,549,163
Columbus McKinnon Corp.	30,983	1,110,431
Commercial Vehicle Group, Inc.(1)	13,212	102,393
EnPro Industries, Inc.	45,127	3,491,927
Global Brass & Copper Holdings, Inc.	106,454	3,560,886
Harsco Corp.(1)	227,812	4,704,318
Hillenbrand, Inc.	16,499	757,304
Hyster-Yale Materials Handling, Inc.	20,318	1,420,838
Kadant, Inc.	10,533	995,368
Lydall, Inc.(1)	8,103	390,970
Meritor, Inc.(1)	162,567	3,342,378
TriMas Corp.(1)	73,116	1,919,295
Watts Water Technologies, Inc., Class A	34,539	2,683,680
Woodward, Inc.	20,412	1,462,724
		31,821,260

Media — 0.4%
Entravision Communications Corp., Class A	299,790	1,409,013
MDC Partners, Inc., Class A(1)	67,575	486,540
tronc, Inc.(1)	57,460	943,493
		2,839,046
Metals and Mining — 1.9%
Cleveland-Cliffs, Inc.(1)	200,272	1,391,890
Kaiser Aluminum Corp.	40,348	4,071,113
Schnitzer Steel Industries, Inc., Class A	134,157	4,339,979
Worthington Industries, Inc.	77,491	3,325,914
		13,128,896
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
PennyMac Mortgage Investment Trust	94,364	1,701,383
Multiline Retail — 0.5%
Big Lots, Inc.	81,828	3,561,973
Oil, Gas and Consumable Fuels — 1.0%
Delek US Holdings, Inc.	21,757	885,510
NACCO Industries, Inc., Class A	52,946	1,739,276
Overseas Shipholding Group, Inc., Class A(1)	74,148	210,580
Peabody Energy Corp.	109,583	3,999,780
W&T Offshore, Inc.(1)	40,847	180,952
		7,016,098
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.	196,034	5,639,898
Personal Products — 1.0%
Medifast, Inc.	58,686	5,484,207
Natural Health Trends Corp.	50,924	968,065
		6,452,272
Pharmaceuticals — 2.4%
Corcept Therapeutics, Inc.(1)	235,915	3,880,802
Horizon Pharma plc(1)	229,520	3,259,184
Innoviva, Inc.(1)	315,208	5,254,517
Phibro Animal Health Corp., Class A	50,311	1,997,347
Supernus Pharmaceuticals, Inc.(1)	43,181	1,977,690
		16,369,540
Professional Services — 1.7%
ASGN, Inc.(1)	57,861	4,737,659
Barrett Business Services, Inc.	2,591	214,742
Heidrick & Struggles International, Inc.	16,897	528,031
ICF International, Inc.	12,043	703,913
Kelly Services, Inc., Class A	16,345	474,659
TriNet Group, Inc.(1)	97,442	4,513,514
TrueBlue, Inc.(1)	20,716	536,544
		11,709,062
Real Estate Management and Development — 0.3%
Altisource Portfolio Solutions SA(1)	4,221	112,110
HFF, Inc., Class A	24,891	1,237,083
RMR Group, Inc. (The), Class A	5,957	416,692
		1,765,885
Road and Rail — 0.8%
Covenant Transportation Group, Inc., Class A(1)	40,028	1,194,035
Werner Enterprises, Inc.	101,739	3,713,474

YRC Worldwide, Inc.(1)	68,795	607,460
		5,514,969
Semiconductors and Semiconductor Equipment — 5.0%
Advanced Energy Industries, Inc.(1)	59,235	3,785,116
Amkor Technology, Inc.(1)	249,869	2,531,173
Brooks Automation, Inc.	14,888	403,167
Cabot Microelectronics Corp.	25,090	2,687,390
Cirrus Logic, Inc.(1)	59,412	2,413,910
Cohu, Inc.	45,642	1,041,094
Diodes, Inc.(1)	35,325	1,076,000
Entegris, Inc.	151,883	5,285,528
Formfactor, Inc.(1)	134,048	1,829,755
MKS Instruments, Inc.	55,126	6,375,322
Nanometrics, Inc.(1)	90,119	2,424,201
Rudolph Technologies, Inc.(1)	75,792	2,099,438
Synaptics, Inc.(1)	42,287	1,933,785
		33,885,879
Software — 4.4%
A10 Networks, Inc.(1)	59,560	346,639
Aspen Technology, Inc.(1)	76,537	6,038,004
Fair Isaac Corp.	32,598	5,521,123
Imperva, Inc.(1)	93,735	4,058,726
MobileIron, Inc.(1)	43,276	214,216
Pegasystems, Inc.	19,684	1,193,835
Progress Software Corp.	100,158	3,851,075
Rosetta Stone, Inc.(1)	44,068	579,494
TiVo Corp.	103,861	1,407,317
Verint Systems, Inc.(1)	15,183	646,796
Zendesk, Inc.(1)	102,958	4,928,599
Zix Corp.(1)	161,236	688,478
		29,474,302
Specialty Retail — 2.8%
Asbury Automotive Group, Inc.(1)	44,958	3,034,665
Barnes & Noble Education, Inc.(1)	264,378	1,821,564
Buckle, Inc. (The)	63,414	1,404,620
Children's Place, Inc. (The)	4,382	592,666
Haverty Furniture Cos., Inc.	12,623	254,353
Party City Holdco, Inc.(1)	194,016	3,026,650
Sleep Number Corp.(1)	108,947	3,829,487
Tailored Brands, Inc.	191,704	4,804,102
		18,768,107
Textiles, Apparel and Luxury Goods — 1.8%
Crocs, Inc.(1)	66,773	1,085,061
Deckers Outdoor Corp.(1)	61,354	5,523,701
Oxford Industries, Inc.	37,399	2,788,470
Perry Ellis International, Inc.(1)	118,473	3,056,603
		12,453,835
Thrifts and Mortgage Finance — 2.4%
Essent Group Ltd.(1)	114,922	4,891,080
Flagstar Bancorp, Inc.(1)	100,989	3,575,011
Meta Financial Group, Inc.	20,400	2,227,680
MGIC Investment Corp.(1)	168,148	2,185,924
Nationstar Mortgage Holdings, Inc.(1)	98,832	1,775,023

Trustco Bank Corp. NY	85,887	725,745
Washington Federal, Inc.	32,129	1,111,663
		16,492,126
Trading Companies and Distributors — 2.4%
Aircastle Ltd.	163,419	3,245,501
Applied Industrial Technologies, Inc.	69,731	5,083,390
H&E Equipment Services, Inc.	72,441	2,788,254
Rush Enterprises, Inc., Class A(1)	93,326	3,965,422
Textainer Group Holdings Ltd.(1)	56,254	953,505
		16,036,072
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	56,316	841,924
TOTAL COMMON STOCKS (Cost $602,657,577)		669,120,998
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $3,552,716), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $3,475,722)		3,475,162
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $2,955,075), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $2,897,238)		2,897,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,478	3,478
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,375,640)		6,375,640
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $609,033,217)		675,496,638
OTHER ASSETS AND LIABILITIES — (0.1)%		(348,912)
TOTAL NET ASSETS — 100.0%		$675,147,726

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	669,120,998	—	—
Temporary Cash Investments	3,478	6,372,162	—
	669,124,476	6,372,162	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
March 31, 2018

Utilities - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Alternative Carriers — 1.6%
CenturyLink, Inc.	401,927	6,603,661
Electric Utilities — 42.6%
American Electric Power Co., Inc.	134,244	9,207,796
Duke Energy Corp.	57,579	4,460,645
Edison International	250,001	15,915,064
Entergy Corp.	211,585	16,668,666
Exelon Corp.	524,621	20,465,465
FirstEnergy Corp.	537,561	18,282,450
Great Plains Energy, Inc.	437,827	13,918,520
Hawaiian Electric Industries, Inc.	278,921	9,589,304
NextEra Energy, Inc.	73,194	11,954,776
PG&E Corp.	277,878	12,207,181
Pinnacle West Capital Corp.	57,138	4,559,612
PNM Resources, Inc.	2,417	92,450
Portland General Electric Co.	169,819	6,879,368
PPL Corp.	686,242	19,413,786
Southern Co. (The)	216,800	9,682,288
Spark Energy, Inc., Class A	348,315	4,127,533
		177,424,904
Gas Utilities — 6.8%
National Fuel Gas Co.	272,362	14,013,025
Spire, Inc.	5,052	365,259
UGI Corp.	309,840	13,763,093
		28,141,377
Independent Power Producers and Energy Traders — 5.5%
AES Corp.	1,214,381	13,807,512
NRG Yield, Inc., Class A	226,134	3,717,643
Vistra Energy Corp.(1)	254,736	5,306,151
		22,831,306
Integrated Telecommunication Services — 24.2%
AT&T, Inc.	1,410,963	50,300,831
Verizon Communications, Inc.	1,059,104	50,646,353
		100,947,184
Internet Software and Services — 1.3%
j2 Global, Inc.	67,364	5,316,367
Multi-Utilities — 14.3%
Ameren Corp.	114,051	6,458,708
CenterPoint Energy, Inc.	567,106	15,538,704
Consolidated Edison, Inc.	31,883	2,484,961
Dominion Energy, Inc.	84,587	5,703,702
DTE Energy Co.	13,376	1,396,454
NorthWestern Corp.	147,471	7,933,940
Public Service Enterprise Group, Inc.	399,435	20,067,615
		59,584,084
Semiconductors†
QUALCOMM, Inc.	2,077	115,087

Wireless Telecommunication Services — 3.3%
Spok Holdings, Inc.	178,433	2,667,573
T-Mobile US, Inc.(1)	184,355	11,253,029
		13,920,602
TOTAL COMMON STOCKS (Cost $366,890,153)		414,884,572
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $422,641), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $413,482)		413,415
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $350,915), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $344,028)		344,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,158	1,158
TOTAL TEMPORARY CASH INVESTMENTS (Cost $758,573)		758,573
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $367,648,726)		415,643,145
OTHER ASSETS AND LIABILITIES — 0.2%		849,041
TOTAL NET ASSETS — 100.0%		$416,492,186

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	414,884,572	—	—
Temporary Cash Investments	1,158	757,415	—
	414,885,730	757,415	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 25, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 25, 2018